Schedule of Investments (unaudited)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41 (Call 09/01/40)(a)	$339	$246,329
5.40%, 10/01/48 (Call 04/01/48)	436	404,254
		650,583
Aerospace & Defense — 2.3%
Airbus SE, 3.95%, 04/10/47 (Call 10/10/46)(a)(b)	230	193,400
BAE Systems Holdings Inc., 4.75%, 10/07/44(b)	229	206,137
BAE Systems PLC
3.00%, 09/15/50 (Call 03/15/50)(b)	399	266,383
5.80%, 10/11/41(b)	685	695,317
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	529	425,909
3.30%, 03/01/35 (Call 09/01/34)	309	242,018
3.38%, 06/15/46 (Call 12/15/45)	336	232,086
3.50%, 03/01/39 (Call 09/01/38)	277	208,750
3.50%, 03/01/45 (Call 09/01/44)	153	106,972
3.55%, 03/01/38 (Call 09/01/37)	403	312,608
3.60%, 05/01/34 (Call 02/01/34)	544	461,168
3.63%, 03/01/48 (Call 09/01/47)	205	143,527
3.65%, 03/01/47 (Call 09/01/46)	339	239,750
3.75%, 02/01/50 (Call 08/01/49)	905	666,740
3.83%, 03/01/59 (Call 09/01/58)	187	129,484
3.85%, 11/01/48 (Call 05/01/48)	187	136,014
3.90%, 05/01/49 (Call 11/01/48)	574	430,704
3.95%, 08/01/59 (Call 02/01/59)	729	524,605
5.71%, 05/01/40 (Call 11/01/39)(a)	1,943	1,914,184
5.81%, 05/01/50 (Call 11/01/49)(a)	3,765	3,685,937
5.88%, 02/15/40	395	393,139
5.93%, 05/01/60 (Call 11/01/59)	2,407	2,346,150
6.63%, 02/15/38	161	172,174
6.88%, 03/15/39	270	295,811
General Dynamics Corp.
2.85%, 06/01/41 (Call 12/01/40)	341	256,259
3.60%, 11/15/42 (Call 05/15/42)(a)	360	298,792
4.25%, 04/01/40 (Call 10/01/39)	535	489,510
4.25%, 04/01/50 (Call 10/01/49)	531	480,010
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	533	512,304
5.05%, 04/27/45 (Call 10/27/44)(a)	229	211,296
6.15%, 12/15/40	356	371,184
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	416	292,058
3.60%, 03/01/35 (Call 09/01/34)(a)	225	203,212
3.80%, 03/01/45 (Call 09/01/44)	820	683,939
4.07%, 12/15/42	1,250	1,104,606
4.09%, 09/15/52 (Call 03/15/52)	964	830,643
4.15%, 06/15/53 (Call 12/15/52)	665	577,135
4.30%, 06/15/62 (Call 12/15/61)	530	461,869
4.50%, 05/15/36 (Call 11/15/35)	226	220,244
4.70%, 05/15/46 (Call 11/15/45)	842	809,288
4.75%, 02/15/34 (Call 11/15/33)	600	599,986
5.20%, 02/15/55 (Call 08/15/54)	385	389,170
5.70%, 11/15/54 (Call 05/15/54)	765	833,386
5.72%, 06/01/40(a)	114	121,507
5.90%, 11/15/63 (Call 05/15/63)	485	541,267
Series B, 6.15%, 09/01/36	515	572,031
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	384	308,998
Security	Par (000)	Value

Aerospace & Defense (continued)
4.03%, 10/15/47 (Call 04/15/47)	$1,491	$1,247,397
4.75%, 06/01/43	616	567,577
4.95%, 03/15/53 (Call 09/15/52)	695	661,601
5.05%, 11/15/40	261	253,534
5.15%, 05/01/40 (Call 11/01/39)	482	472,789
5.25%, 05/01/50 (Call 11/01/49)	694	692,522
Raytheon Technologies Corp.
2.82%, 09/01/51 (Call 03/01/51)	731	480,637
3.03%, 03/15/52 (Call 09/15/51)	769	530,814
3.13%, 07/01/50 (Call 01/01/50)	690	489,370
3.75%, 11/01/46 (Call 05/01/46)	805	639,870
4.05%, 05/04/47 (Call 11/04/46)	464	390,459
4.15%, 05/15/45 (Call 11/16/44)	1,108	937,736
4.20%, 12/15/44 (Call 06/15/44)	260	211,941
4.35%, 04/15/47 (Call 10/15/46)	770	671,109
4.45%, 11/16/38 (Call 05/16/38)	538	498,734
4.50%, 06/01/42	2,286	2,087,492
4.63%, 11/16/48 (Call 05/16/48)	1,171	1,069,377
4.70%, 12/15/41	235	214,735
4.80%, 12/15/43 (Call 06/15/43)	272	249,835
4.88%, 10/15/40	337	317,004
5.38%, 02/27/53 (Call 08/27/52)	845	855,181
5.40%, 05/01/35	160	163,170
5.70%, 04/15/40	160	164,613
6.05%, 06/01/36	360	387,339
6.13%, 07/15/38	510	555,018
		40,407,515
Agriculture — 1.3%
Altria Group Inc.
3.40%, 02/04/41 (Call 08/04/40)	1,024	701,764
3.70%, 02/04/51 (Call 08/04/50)	881	571,087
3.88%, 09/16/46 (Call 03/16/46)	1,064	737,577
4.00%, 02/04/61 (Call 08/04/60)(a)	719	489,803
4.25%, 08/09/42	757	585,355
4.45%, 05/06/50 (Call 11/06/49)	499	361,781
4.50%, 05/02/43	501	392,945
5.38%, 01/31/44(a)	1,249	1,156,196
5.80%, 02/14/39 (Call 08/14/38)	1,343	1,299,920
5.95%, 02/14/49 (Call 08/14/48)	1,765	1,635,231
6.20%, 02/14/59 (Call 08/14/58)	207	195,623
Archer-Daniels-Midland Co.
2.70%, 09/15/51 (Call 03/15/51)	565	376,664
3.75%, 09/15/47 (Call 03/15/47)	361	297,148
4.02%, 04/16/43	315	271,995
4.50%, 03/15/49 (Call 09/15/48)	333	306,296
4.54%, 03/26/42	386	357,076
5.38%, 09/15/35	555	588,681
5.77%, 03/01/41(a)(c)	95	98,204
BAT Capital Corp.
3.73%, 09/25/40 (Call 03/25/40)	549	384,295
3.98%, 09/25/50 (Call 03/25/50)(a)	750	493,645
4.39%, 08/15/37 (Call 02/15/37)	1,737	1,373,775
4.54%, 08/15/47 (Call 02/15/47)	1,610	1,153,937
4.76%, 09/06/49 (Call 03/06/49)	857	634,884
5.28%, 04/02/50 (Call 10/02/49)	300	242,729
5.65%, 03/16/52 (Call 09/16/51)	389	332,589
Cargill Inc.
3.13%, 05/25/51 (Call 11/25/50)(a)(b)	530	372,910
3.88%, 05/23/49 (Call 11/23/48)(a)(b)	318	254,928
4.38%, 04/22/52 (Call 10/22/51)(a)(b)	435	379,007

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
4.76%, 11/23/45(b)	$410	$379,799
Philip Morris International Inc.
3.88%, 08/21/42	701	541,748
4.13%, 03/04/43	574	455,230
4.25%, 11/10/44	750	604,436
4.38%, 11/15/41	625	524,307
4.50%, 03/20/42	600	510,026
4.88%, 11/15/43	445	390,945
6.38%, 05/16/38	1,028	1,098,530
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	552	516,458
5.85%, 08/15/45 (Call 02/15/45)	1,564	1,366,420
6.15%, 09/15/43	411	391,197
7.25%, 06/15/37	403	423,820
		23,248,961
Apparel — 0.2%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	747	610,034
3.38%, 11/01/46 (Call 05/01/46)(a)	404	322,511
3.38%, 03/27/50 (Call 09/27/49)(a)	937	746,764
3.63%, 05/01/43 (Call 11/01/42)	430	357,347
3.88%, 11/01/45 (Call 05/01/45)(a)	728	631,076
VF Corp.
6.00%, 10/15/33(a)	251	245,460
6.45%, 11/01/37	220	220,281
		3,133,473
Auto Manufacturers — 0.3%
Cummins Inc.
2.60%, 09/01/50 (Call 03/01/50)(a)	429	272,336
4.88%, 10/01/43 (Call 04/01/43)(a)	332	313,176
General Motors Co.
5.00%, 04/01/35	424	381,608
5.15%, 04/01/38 (Call 10/01/37)	752	668,164
5.20%, 04/01/45	851	707,847
5.40%, 04/01/48 (Call 10/01/47)	533	447,319
5.95%, 04/01/49 (Call 10/01/48)	601	545,990
6.25%, 10/02/43	1,216	1,151,200
6.60%, 04/01/36 (Call 10/01/35)	893	906,308
6.75%, 04/01/46 (Call 10/01/45)	512	508,992
		5,902,940
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)(a)	1,051	634,654
4.40%, 10/01/46 (Call 04/01/46)(a)	160	121,871
5.40%, 03/15/49 (Call 09/15/48)(a)	230	199,837
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)	715	525,699
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	270	212,812
Lear Corp.
3.55%, 01/15/52 (Call 07/15/51)	260	169,562
5.25%, 05/15/49 (Call 11/15/48)	399	345,763
		2,210,198
Banks — 7.6%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40),
(3-mo. SOFR + 1.432%)(d)	3,491	2,396,301
2.83%, 10/24/51 (Call 10/24/50),
(3-mo. SOFR + 1.432%)(d)	742	475,036
2.97%, 07/21/52 (Call 07/21/51),
(3-mo. SOFR + 1.432%)(d)	1,466	974,936
Security	Par (000)	Value

Banks (continued)
3.31%, 04/22/42 (Call 04/22/41),
(3-mo. SOFR + 1.432%)(d)	$2,558	$1,917,228
3.95%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.452%)(d)	1,089	863,978
4.08%, 04/23/40 (Call 04/23/39),
(3-mo. SOFR + 1582%)(d)	1,086	916,049
4.08%, 03/20/51 (Call 03/20/50),
(3-mo. SOFR + 3.412%)(d)	4,044	3,254,676
4.24%, 04/24/38 (Call 04/24/37),
(3-mo. SOFR + 2.076%)(d)	1,515	1,334,671
4.33%, 03/15/50 (Call 03/15/49),
(3-mo. SOFR + 1.782%)(d)	1,951	1,642,118
4.44%, 01/20/48 (Call 01/20/47),
(3-mo. SOFR + 1.252%)(d)	1,439	1,245,120
4.88%, 04/01/44	341	319,232
5.00%, 01/21/44	1,411	1,326,985
5.88%, 02/07/42	1,096	1,153,085
6.11%, 01/29/37	1,279	1,338,788
7.75%, 05/14/38	1,130	1,343,408
Series L, 4.75%, 04/21/45(a)	363	330,945
Series N, 3.48%, 03/13/52 (Call 03/13/51),
(3-mo. SOFR + 1.432%)(d)	735	534,943
Bank of America NA, 6.00%, 10/15/36	876	935,956
Barclays PLC
3.33%, 11/24/42 (Call 11/24/41), (1-year CMT + 1.300%)(d)	951	664,801
3.81%, 03/10/42 (Call 03/10/41), (1-year CMT + 1.700%)(d)	502	358,211
4.95%, 01/10/47(a)	1,228	1,080,918
5.25%, 08/17/45(a)	1,052	965,315
BNP Paribas SA, 2.82%, 01/26/41(a)(b)	575	378,236
BPCE SA
3.58%, 10/19/42 (Call 10/19/41), (1-day SOFR + 1.952%)(a)(b)(d)	515	343,459
3.65%, 01/14/37 (Call 01/14/32), (5-year CMT + 1.900%)(a)(b)(d)	290	229,295
Citigroup Inc.
2.90%, 11/03/42 (Call 11/03/41),
(1-day SOFR + 1.379%)(d)	977	686,403
3.88%, 01/24/39 (Call 01/24/38),
(3-mo. SOFR + 1.430%)(d)	593	497,415
4.28%, 04/24/48 (Call 04/24/47),
(3-mo. SOFR + 2.101%)(d)	615	519,127
4.65%, 07/30/45(a)	852	754,775
4.65%, 07/23/48 (Call 06/23/48)(a)	1,710	1,519,625
4.75%, 05/18/46	1,464	1,234,430
5.30%, 05/06/44	704	643,947
5.32%, 03/26/41 (Call 03/26/40),
(1-day SOFR + 4.548%)(d)	986	955,309
5.88%, 01/30/42	786	819,194
6.00%, 10/31/33	234	239,356
6.13%, 08/25/36	363	370,893
6.68%, 09/13/43	756	804,093
6.88%, 03/05/38	210	229,336
6.88%, 02/15/98	112	121,614
8.13%, 07/15/39	1,241	1,576,303
Commonwealth Bank of Australia
3.31%, 03/11/41(a)(b)	855	591,837
3.74%, 09/12/39(a)(b)	990	742,162
3.90%, 07/12/47(a)(b)	889	762,499

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.32%, 01/10/48(a)(b)	$947	$709,793
Cooperatieve Rabobank UA
5.25%, 05/24/41	1,215	1,262,905
5.25%, 08/04/45(a)	841	782,144
5.75%, 12/01/43	997	989,588
5.80%, 09/30/2110(a)(b)	220	216,903
Credit Agricole SA, 2.81%, 01/11/41(a)(b)	727	476,600
Credit Suisse Group AG, 4.88%, 05/15/45	1,426	1,201,019
Fifth Third Bancorp., 8.25%, 03/01/38	781	880,639
Goldman Sachs Capital I, 6.35%, 02/15/34	301	306,041
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42 (Call 07/21/41),
(1-day SOFR + 1.472%)(a)(d)	1,012	703,173
3.21%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.513%)(d)	1,619	1,185,244
3.44%, 02/24/43 (Call 02/24/42),
(1-day SOFR + 1.632%)(d)	1,460	1,092,669
4.02%, 10/31/38 (Call 10/31/37),
(3-mo. SOFR + 1.634%)(d)	1,804	1,520,805
4.41%, 04/23/39 (Call 04/23/38),
(3-mo. SOFR + 1.430%)(d)	1,175	1,029,583
4.75%, 10/21/45 (Call 04/21/45)	1,282	1,149,933
4.80%, 07/08/44 (Call 01/08/44)(a)	1,332	1,203,516
5.15%, 05/22/45	1,287	1,187,403
6.25%, 02/01/41	1,733	1,851,420
6.45%, 05/01/36	581	609,222
6.75%, 10/01/37	3,756	4,008,598
HSBC Bank USA NA/New York NY
5.63%, 08/15/35	321	312,466
5.88%, 11/01/34(a)	70	69,319
7.00%, 01/15/39	685	750,047
HSBC Holdings PLC
5.25%, 03/14/44	1,135	1,007,974
6.10%, 01/14/42(a)	667	703,440
6.33%, 03/09/44 (Call 03/09/43),
(1-day SOFR + 2.650%)(d)	1,585	1,640,816
6.50%, 05/02/36(a)	340	350,977
6.50%, 05/02/36	1,044	1,058,914
6.50%, 09/15/37	1,935	1,953,718
6.80%, 06/01/38	760	778,025
HSBC USA Inc., 7.20%, 07/15/97(a)	215	233,030
JPMorgan Chase & Co.
2.53%, 11/19/41 (Call 11/19/40),
(3-mo. SOFR + 1.510%)(d)	1,443	983,228
3.11%, 04/22/41 (Call 04/22/40),
(3-mo. SOFR + 2.460%)(d)	1,098	819,860
3.11%, 04/22/51 (Call 04/22/50),
(1-day SOFR + 2.440%)(d)	1,609	1,112,270
3.16%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 2.460%)(d)	1,461	1,092,107
3.33%, 04/22/52 (Call 04/22/51),
(1-day SOFR + 1.580%)(d)	2,495	1,786,833
3.88%, 07/24/38 (Call 07/24/37),
(3-mo. SOFR + 1.622%)(d)	1,748	1,500,969
3.90%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.482%)(d)	1,437	1,148,058
3.96%, 11/15/48 (Call 11/15/47),
(3-mo. SOFR + 1.642%)(d)	2,557	2,067,961
4.03%, 07/24/48 (Call 07/24/47),
(3-mo. SOFR + 1.722%)(d)	1,103	901,375
Security	Par (000)	Value

Banks (continued)
4.26%, 02/22/48 (Call 02/22/47),
(3-mo. SOFR + 1.842%)(d)	$1,372	$1,178,171
4.85%, 02/01/44	960	905,674
4.95%, 06/01/45	1,108	1,025,820
5.40%, 01/06/42(a)	1,034	1,037,457
5.50%, 10/15/40	892	900,783
5.60%, 07/15/41	1,462	1,508,216
5.63%, 08/16/43	990	998,968
6.40%, 05/15/38	1,805	2,016,601
Lloyds Banking Group PLC
3.37%, 12/14/46 (Call 09/14/41),
(5-year CMT + 1.500%)(d)	1,125	740,337
4.34%, 01/09/48	1,089	810,229
5.30%, 12/01/45(a)	593	511,887
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	1,064	895,348
4.15%, 03/07/39(a)	555	495,082
4.29%, 07/26/38	371	337,849
Morgan Stanley
2.80%, 01/25/52 (Call 01/25/51),
(1-day SOFR + 1.430%)(a)(d)	1,369	880,188
3.22%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.485%)(d)	1,489	1,112,780
3.97%, 07/22/38 (Call 07/22/37),
(3-mo. LIBOR US + 1.455%)(d)	1,329	1,134,076
4.30%, 01/27/45	1,773	1,535,777
4.38%, 01/22/47	1,670	1,460,958
4.46%, 04/22/39 (Call 04/22/38),
(3-mo. SOFR + 1.693%)(d)	624	558,915
5.60%, 03/24/51 (Call 03/24/50),
(1-day SOFR + 4.840%)(d)	1,425	1,473,756
6.38%, 07/24/42	1,421	1,566,676
MUFG Bank Ltd., 4.70%, 03/10/44(b)	63	57,427
National Australia Bank Ltd., 2.65%, 01/14/41(a)(b)	408	255,525
Regions Bank/Birmingham AL, 6.45%, 06/26/37(a)	450	447,753
Regions Financial Corp., 7.38%, 12/10/37(a)	265	282,911
Societe Generale SA
3.63%, 03/01/41(a)(b)	659	413,345
4.03%, 01/21/43 (Call 01/21/42),
(1-year CMT + 1.900%)(a)(b)(d)	715	468,477
5.63%, 11/24/45(a)(b)	210	172,869
7.37%, 01/10/53(b)	717	687,895
Standard Chartered PLC
5.30%, 01/09/43(a)(b)	622	545,444
5.70%, 03/26/44(a)(b)	1,293	1,176,260
Sumitomo Mitsui Financial Group Inc.
2.30%, 01/12/41	306	202,301
2.93%, 09/17/41(a)	523	370,115
3.05%, 01/14/42(a)	305	220,774
UBS AG/London, 4.50%, 06/26/48(a)(b)	610	547,835
UBS Group AG, 3.18%, 02/11/43 (Call 02/11/42),
(1-year CMT + 1.100%)(b)(d)	940	656,377
Wachovia Corp.
5.50%, 08/01/35	700	686,735
7.50%, 04/15/35	240	271,231
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40),
(1-day SOFR + 2.530%)(d)	2,391	1,737,006
3.90%, 05/01/45	1,452	1,149,040
4.40%, 06/14/46	1,512	1,222,307

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.61%, 04/25/53 (Call 04/25/52),
(1-day SOFR + 2.130%)(d)	$2,260	$1,949,705
4.65%, 11/04/44	1,307	1,109,864
4.75%, 12/07/46	1,405	1,183,795
4.90%, 11/17/45	1,441	1,253,654
5.01%, 04/04/51 (Call 04/04/50),
(3-mo. SOFR + 4.502%)(d)	3,838	3,511,719
5.38%, 02/07/35(a)	335	331,537
5.38%, 11/02/43	1,317	1,237,905
5.61%, 01/15/44	1,758	1,677,926
5.95%, 12/01/86(a)	145	144,422
Wells Fargo Bank NA
5.85%, 02/01/37	770	786,712
5.95%, 08/26/36	295	300,302
6.60%, 01/15/38	805	887,254
Westpac Banking Corp.
2.96%, 11/16/40	767	508,312
3.13%, 11/18/41	774	524,470
4.42%, 07/24/39	786	650,434
		132,745,779
Beverages — 2.8%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	3,709	3,633,228
4.90%, 02/01/46 (Call 08/01/45)	6,575	6,244,243
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	677	627,745
4.70%, 02/01/36 (Call 08/01/35)	530	519,172
4.90%, 02/01/46 (Call 08/01/45)	968	919,305
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	10	8,340
4.35%, 06/01/40 (Call 12/01/39)	870	797,948
4.38%, 04/15/38 (Call 10/15/37)	1,117	1,046,968
4.44%, 10/06/48 (Call 04/06/48)	1,331	1,195,745
4.50%, 06/01/50 (Call 12/01/49)	1,191	1,079,303
4.60%, 04/15/48 (Call 10/15/47)	1,448	1,330,687
4.60%, 06/01/60 (Call 12/01/59)	395	351,295
4.75%, 04/15/58 (Call 10/15/57)	882	812,927
4.95%, 01/15/42	1,150	1,120,360
5.45%, 01/23/39 (Call 07/23/38)	1,477	1,533,740
5.55%, 01/23/49 (Call 07/23/48)	2,757	2,883,126
5.80%, 01/23/59 (Call 07/23/58)	1,378	1,487,503
5.88%, 06/15/35(a)	235	253,768
6.63%, 08/15/33	205	232,201
8.00%, 11/15/39	369	469,371
8.20%, 01/15/39	789	1,027,558
Bacardi Ltd.
5.15%, 05/15/38 (Call 11/15/37)(b)	437	410,432
5.30%, 05/15/48 (Call 11/15/47)(b)	433	392,919
Brown-Forman Corp.
3.75%, 01/15/43 (Call 07/15/42)	205	161,942
4.00%, 04/15/38 (Call 10/15/37)	195	173,067
4.50%, 07/15/45 (Call 01/15/45)	315	288,334
Coca-Cola Co. (The)
2.50%, 06/01/40	749	561,856
2.50%, 03/15/51	995	667,799
2.60%, 06/01/50	892	617,104
2.75%, 06/01/60(a)	676	461,733
2.88%, 05/05/41	685	533,145
3.00%, 03/05/51(a)	1,114	832,799
Security	Par (000)	Value

Beverages (continued)
4.20%, 03/25/50	$502	$464,164
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	374	373,948
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	365	279,505
4.10%, 02/15/48 (Call 08/15/47)	440	354,114
4.50%, 05/09/47 (Call 11/09/46)	402	341,351
5.25%, 11/15/48 (Call 05/15/48)	451	423,693
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	298	251,193
5.88%, 09/30/36(a)	252	273,503
Diageo Investment Corp.
4.25%, 05/11/42	385	348,562
7.45%, 04/15/35	445	540,270
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	200	151,178
4.38%, 05/10/43	150	133,428
Heineken NV
4.00%, 10/01/42(a)(b)	486	407,026
4.35%, 03/29/47 (Call 09/29/46)(b)	325	275,719
Keurig Dr Pepper Inc.
3.35%, 03/15/51 (Call 09/15/50)	560	391,100
3.80%, 05/01/50 (Call 11/01/49)	554	425,716
4.42%, 12/15/46 (Call 06/15/46)	287	243,610
4.50%, 11/15/45 (Call 05/15/45)	399	346,258
4.50%, 04/15/52 (Call 10/15/51)(a)	905	781,899
5.09%, 05/25/48 (Call 11/25/47)	235	219,410
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	1,134	916,427
5.00%, 05/01/42	963	891,512
PepsiCo Inc.
2.63%, 10/21/41 (Call 04/21/41)	891	668,861
2.75%, 10/21/51 (Call 04/21/51)	851	605,215
2.88%, 10/15/49 (Call 04/15/49)	762	561,908
3.38%, 07/29/49 (Call 01/29/49)	460	371,498
3.45%, 10/06/46 (Call 04/06/46)	694	568,178
3.50%, 03/19/40 (Call 09/19/39)(a)	190	158,978
3.60%, 08/13/42	240	201,979
3.63%, 03/19/50 (Call 09/19/49)	728	608,758
3.88%, 03/19/60 (Call 09/19/59)	198	167,961
4.00%, 03/05/42	282	251,571
4.00%, 05/02/47 (Call 11/02/46)(a)	70	63,642
4.20%, 07/18/52 (Call 01/18/52)	450	415,087
4.25%, 10/22/44 (Call 04/22/44)	55	49,974
4.45%, 04/14/46 (Call 10/14/45)	610	583,922
4.60%, 07/17/45 (Call 01/17/45)	305	285,714
4.65%, 02/15/53 (Call 08/15/52)	455	452,623
4.88%, 11/01/40	490	494,944
5.50%, 01/15/40	90	97,061
Pernod Ricard International Finance LLC, 2.75%, 10/01/50 (Call 04/01/50)(b)	227	147,387
Pernod Ricard SA, 5.50%, 01/15/42(b)	691	688,776
		48,953,286
Biotechnology — 1.9%
Amgen Inc.
2.77%, 09/01/53 (Call 03/01/53)(a)	658	401,421
2.80%, 08/15/41 (Call 02/15/41)	982	689,648
3.00%, 01/15/52 (Call 07/15/51)	955	623,977
3.15%, 02/21/40 (Call 08/21/39)	1,439	1,083,664
3.38%, 02/21/50 (Call 08/21/49)	1,562	1,113,941
4.20%, 02/22/52 (Call 08/22/51)	825	672,381

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
4.40%, 05/01/45 (Call 11/01/44)	$1,526	$1,292,138
4.40%, 02/22/62 (Call 08/22/61)	802	646,151
4.56%, 06/15/48 (Call 12/15/47)	1,130	985,605
4.66%, 06/15/51 (Call 12/15/50)	2,459	2,165,466
4.88%, 03/01/53 (Call 09/01/52)	810	732,306
4.95%, 10/01/41	627	577,007
5.15%, 11/15/41 (Call 05/15/41)	628	593,761
5.60%, 03/02/43 (Call 09/02/42)	1,650	1,634,262
5.65%, 06/15/42 (Call 12/15/41)	430	429,576
5.65%, 03/02/53 (Call 09/02/52)	2,495	2,495,935
5.75%, 03/15/40(a)	360	360,326
5.75%, 03/02/63 (Call 09/02/62)	1,760	1,749,247
6.38%, 06/01/37	331	359,913
6.40%, 02/01/39	517	547,070
6.90%, 06/01/38	50	54,602
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	310	295,105
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	1,035	697,421
3.25%, 02/15/51 (Call 08/15/50)	527	360,559
5.20%, 09/15/45 (Call 03/15/45)(a)	915	897,142
CSL Finance PLC
4.63%, 04/27/42 (Call 10/27/41)(b)	205	189,012
4.75%, 04/27/52 (Call 10/27/51)(b)	975	891,194
4.95%, 04/27/62 (Call 10/27/61)(b)	380	348,134
Gilead Sciences Inc.
2.60%, 10/01/40 (Call 04/01/40)	736	525,977
2.80%, 10/01/50 (Call 04/01/50)(a)	1,125	750,107
4.00%, 09/01/36 (Call 03/01/36)	505	459,145
4.15%, 03/01/47 (Call 09/01/46)	1,230	1,051,226
4.50%, 02/01/45 (Call 08/01/44)	1,240	1,122,013
4.60%, 09/01/35 (Call 03/01/35)	722	696,724
4.75%, 03/01/46 (Call 09/01/45)	1,531	1,432,067
4.80%, 04/01/44 (Call 10/01/43)	1,265	1,188,401
5.65%, 12/01/41 (Call 06/01/41)	843	879,410
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	543	346,172
Royalty Pharma PLC
3.30%, 09/02/40 (Call 03/02/40)(a)	809	568,765
3.35%, 09/02/51 (Call 03/02/51)	507	321,913
3.55%, 09/02/50 (Call 03/02/50)(a)	706	468,091
		32,696,975
Building Materials — 0.5%
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)	1,066	803,556
3.58%, 04/05/50 (Call 10/05/49)	1,402	1,007,530
CRH America Finance Inc.
4.40%, 05/09/47 (Call 11/09/46)(b)	200	164,477
4.50%, 04/04/48 (Call 10/04/47)(b)	529	441,171
CRH America Inc., 5.13%, 05/18/45 (Call 11/18/44)(b)	335	301,922
Fortune Brands Home & Security Inc., 4.50%, 03/25/52 (Call 09/25/51)	320	238,842
Holcim Capital Corp. Ltd.
6.50%, 09/12/43(b)	340	330,208
6.88%, 09/29/39(b)	185	187,502
Holcim Finance U.S. LLC, 4.75%, 09/22/46 (Call 03/22/46)(a)(b)	220	185,041
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	273	233,449
4.63%, 07/02/44 (Call 01/02/44)	420	371,289
4.95%, 07/02/64 (Call 01/02/64)(c)	252	218,759
Security	Par (000)	Value

Building Materials (continued)
5.13%, 09/14/45 (Call 03/14/45)	$231	$217,435
6.00%, 01/15/36	257	269,079
Lafarge SA, 7.13%, 07/15/36	285	309,555
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	633	434,539
4.25%, 12/15/47 (Call 06/15/47)	444	367,748
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)(a)	249	155,504
4.50%, 05/15/47 (Call 11/15/46)(a)	387	308,879
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	357	291,659
4.40%, 01/30/48 (Call 07/30/47)	379	310,173
7.00%, 12/01/36(a)	229	254,348
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	205	170,210
5.75%, 06/15/43	358	366,052
Trane Technologies Luxembourg Finance SA
4.50%, 03/21/49 (Call 09/21/48)	203	174,093
4.65%, 11/01/44 (Call 05/01/44)	211	185,603
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	205	217,300
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	585	500,947
4.70%, 03/01/48 (Call 09/01/47)	274	242,074
		9,258,944
Chemicals — 1.7%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(b)	540	421,230
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	752	559,439
2.80%, 05/15/50 (Call 11/15/49)	572	402,682
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)(a)	238	221,533
5.65%, 06/01/52 (Call 12/01/51)(a)	310	285,763
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(a)(b)	300	280,479
Braskem Netherlands Finance BV, 5.88%, 01/31/50(a)(b)	350	273,322
CF Industries Inc.
4.95%, 06/01/43	670	559,360
5.15%, 03/15/34	550	521,634
5.38%, 03/15/44	495	434,020
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	706	514,025
4.25%, 10/01/34 (Call 04/01/34)	396	361,250
4.38%, 11/15/42 (Call 05/15/42)	968	811,757
4.63%, 10/01/44 (Call 04/01/44)(a)	332	284,845
4.80%, 05/15/49 (Call 11/15/48)	539	461,607
5.25%, 11/15/41 (Call 05/15/41)	721	685,529
5.55%, 11/30/48 (Call 05/30/48)	759	728,024
6.90%, 05/15/53 (Call 11/15/52)(a)	620	690,941
9.40%, 05/15/39	386	510,531
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	1,147	1,128,872
5.42%, 11/15/48 (Call 05/15/48)	1,507	1,476,127
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	411	342,059
4.80%, 09/01/42 (Call 03/01/42)	565	491,280
Ecolab Inc.
2.13%, 08/15/50 (Call 02/15/50)	338	198,501
2.70%, 12/15/51 (Call 06/15/51)	680	439,133
2.75%, 08/18/55 (Call 02/18/55)	467	290,953
3.95%, 12/01/47 (Call 06/01/47)	365	306,354

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
5.50%, 12/08/41	$200	$204,582
FMC Corp.
4.50%, 10/01/49 (Call 04/01/49)	445	345,959
6.38%, 05/18/53 (Call 11/18/52)	355	352,621
GC Treasury Center Co. Ltd., 4.30%, 03/18/51 (Call 09/18/50)(b)	360	263,231
International Flavors & Fragrances Inc.
3.27%, 11/15/40 (Call 05/15/40)(a)(b)	528	364,439
3.47%, 12/01/50 (Call 06/01/50)(a)(b)	535	351,598
4.38%, 06/01/47 (Call 12/01/46)	510	385,388
5.00%, 09/26/48 (Call 03/26/48)(a)	620	515,200
Linde Inc./CT
2.00%, 08/10/50 (Call 02/10/50)	177	99,540
3.55%, 11/07/42 (Call 05/07/42)	500	405,000
Lubrizol Corp. (The), 6.50%, 10/01/34	385	454,342
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	699	603,397
5.25%, 07/15/43	570	510,388
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	564	405,487
3.63%, 04/01/51 (Call 10/01/50)(a)	757	517,442
3.80%, 10/01/60 (Call 04/01/60)	535	351,779
4.20%, 10/15/49 (Call 04/15/49)	742	553,915
4.20%, 05/01/50 (Call 11/01/49)	748	561,279
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	635	501,658
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	330	279,193
5.45%, 11/15/33 (Call 05/15/33)(a)	163	158,553
5.63%, 11/15/43 (Call 05/15/43)(a)	435	398,729
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	417	315,452
4.13%, 03/15/35 (Call 09/15/34)	337	298,552
4.90%, 06/01/43 (Call 12/01/42)	335	297,327
5.00%, 04/01/49 (Call 10/01/48)	526	466,862
5.25%, 01/15/45 (Call 07/15/44)(a)	318	291,826
5.63%, 12/01/40	425	411,295
5.80%, 03/27/53 (Call 09/27/52)	430	423,287
5.88%, 12/01/36	356	366,127
6.13%, 01/15/41 (Call 07/15/40)	200	202,944
Orbia Advance Corp. SAB de CV
5.50%, 01/15/48 (Call 07/15/47)(b)	210	167,738
5.88%, 09/17/44(b)	756	650,909
PPG Industries Inc., 5.50%, 11/15/40	50	46,531
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	195	148,168
5.25%, 06/01/45 (Call 12/01/44)(a)	199	176,533
Sherwin-Williams Co. (The)
2.90%, 03/15/52 (Call 09/15/51)	375	234,409
3.30%, 05/15/50 (Call 11/15/49)	273	187,748
3.80%, 08/15/49 (Call 02/15/49)	451	339,576
4.00%, 12/15/42 (Call 06/15/42)	205	164,265
4.50%, 06/01/47 (Call 12/01/46)	799	682,564
4.55%, 08/01/45 (Call 02/01/45)	327	277,872
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(b)	341	228,261
4.25%, 01/22/50 (Call 07/22/49)(a)(b)	310	241,922
Westlake Corp.
2.88%, 08/15/41 (Call 02/15/41)	267	176,877
3.13%, 08/15/51 (Call 02/15/51)	534	329,859
Security	Par (000)	Value

Chemicals (continued)
3.38%, 08/15/61 (Call 02/15/61)	$321	$193,203
4.38%, 11/15/47 (Call 05/15/47)	480	372,927
5.00%, 08/15/46 (Call 02/15/46)(a)	475	406,440
		30,364,444
Coal — 0.1%
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	245	219,112
5.40%, 02/01/43 (Call 08/01/42)	245	222,900
6.00%, 08/15/40 (Call 02/15/40)	340	328,937
6.13%, 10/01/35	200	202,921
6.25%, 07/15/41 (Call 01/15/41)	242	242,752
		1,216,622
Commercial Services — 1.8%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41 (Call 02/02/41)(b)	120	79,824
American University (The), Series 2019, 3.67%, 04/01/49	345	275,086
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	323	231,573
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	130	82,155
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	108	73,580
4.32%, 08/01/45	413	381,151
4.70%, 11/01/2111	345	301,304
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/2121)	195	192,369
Cintas Corp. No. 2, 6.15%, 08/15/36(a)	175	185,675
Claremont Mckenna College, 3.78%, 01/01/2122 (Call 07/01/2121)	150	104,623
DP World Ltd./United Arab Emirates
4.70%, 09/30/49 (Call 03/30/49)(b)	380	317,002
5.63%, 09/25/48(b)	979	905,170
6.85%, 07/02/37(a)(b)	880	953,700
Duke University
3.20%, 10/01/38(a)	175	142,969
3.30%, 10/01/46	215	168,305
Series 2020, 2.68%, 10/01/44	317	234,752
Series 2020, 2.76%, 10/01/50(a)	214	148,418
Series 2020, 2.83%, 10/01/55	380	257,216
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	315	224,577
Equifax Inc., 7.00%, 07/01/37	200	215,355
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(b)	195	162,255
4.50%, 02/15/45 (Call 08/15/44)(b)	294	253,521
5.40%, 05/01/53(b)	690	677,532
5.63%, 03/15/42(a)(b)	422	421,160
6.70%, 06/01/34(b)	335	372,852
7.00%, 10/15/37(a)(b)	875	1,012,928
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47 (Call 12/01/46)	210	175,883
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	105	67,746
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	350	209,444
George Washington University (The)
4.87%, 09/15/45	230	217,517
Series 2014, 4.30%, 09/15/44	297	267,357
Series 2016, 3.55%, 09/15/46	235	182,836
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	462	398,515
Georgetown University (The)
5.12%, 04/01/53(a)	20	19,934

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Series 20A, 2.94%, 04/01/50	$121	$81,878
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	185	169,556
Series B, 4.32%, 04/01/49 (Call 10/01/48)	490	429,825
Global Payments Inc.
4.15%, 08/15/49 (Call 02/15/49)	434	318,454
5.95%, 08/15/52 (Call 02/15/52)	615	573,337
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	225	190,466
ITR Concession Co. LLC, 5.18%, 07/15/35 (Call 01/15/35)(b)	230	213,232
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	303	264,411
Series A, 2.81%, 01/01/60 (Call 07/01/59)	215	143,154
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)	313	204,147
3.46%, 05/01/47	255	207,001
3.65%, 05/01/48 (Call 11/01/47)	502	423,959
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	210	155,823
3.89%, 07/01/2116	189	144,367
3.96%, 07/01/38	114	105,941
4.68%, 07/01/2114	404	373,534
5.60%, 07/01/2111	492	541,842
Series F, 2.99%, 07/01/50 (Call 01/01/50)	344	253,406
Series G, 2.29%, 07/01/51 (Call 01/01/51)(a)	550	345,901
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	176	136,453
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	325	179,450
2.75%, 08/19/41 (Call 02/19/41)	390	273,598
3.10%, 11/29/61 (Call 05/29/61)(a)	350	223,228
3.25%, 05/20/50 (Call 11/20/49)	179	126,458
3.75%, 02/25/52 (Call 08/25/51)(a)	380	295,676
4.88%, 12/17/48 (Call 06/17/48)	314	288,633
5.25%, 07/15/44	470	457,355
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	245	168,723
Northwestern University
3.69%, 12/01/38(a)	275	246,870
3.87%, 12/01/48(a)	230	198,043
4.64%, 12/01/44(a)	395	383,823
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)(a)	180	142,723
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)(a)	75	50,760
PayPal Holdings Inc.
3.25%, 06/01/50 (Call 12/01/49)(a)	705	495,180
5.05%, 06/01/52 (Call 12/01/51)(a)	705	663,884
5.25%, 06/01/62 (Call 12/01/61)	370	348,958
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	347	234,144
3.15%, 07/15/46 (Call 01/15/46)	405	315,779
3.30%, 07/15/56 (Call 01/15/56)	315	239,113
3.62%, 10/01/37	252	220,585
3.75%, 11/15/52 (Call 05/15/52)	200	170,358
4.88%, 10/15/40(a)	150	153,258
6.50%, 01/15/39(b)	455	533,453
Quanta Services Inc., 3.05%, 10/01/41 (Call 04/01/41)	305	208,729
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	477	308,997
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	450	251,791
3.25%, 12/01/49 (Call 06/01/49)	543	399,708
3.70%, 03/01/52 (Call 09/01/51)	820	660,936
3.90%, 03/01/62 (Call 09/01/61)	376	302,943
Security	Par (000)	Value

Commercial Services (continued)
4.50%, 05/15/48 (Call 11/15/47)(a)	$200	$177,452
6.55%, 11/15/37	50	55,420
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	340	247,630
Trustees of Boston College
3.13%, 07/01/52(a)	302	220,507
3.99%, 07/01/47	135	114,786
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)(a)	250	218,924
Trustees of Dartmouth College, 3.47%, 06/01/46	260	205,784
Trustees of Princeton University (The)
4.20%, 03/01/52 (Call 09/01/51)(a)	5	4,683
5.70%, 03/01/39	781	860,890
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	155	104,796
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)	140	96,727
4.67%, 09/01/2112	250	223,258
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	215	139,093
Trustees of Tufts College
3.10%, 08/15/51 (Call 02/15/51)(a)	115	77,865
Series 2012, 5.02%, 04/15/2112(a)	190	158,865
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	130	94,287
4.00%, 10/01/53 (Call 04/01/53)(a)	395	346,175
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)(a)	230	178,534
Series C, 2.55%, 04/01/50 (Call 10/01/49)(a)	235	157,889
University of Miami, 4.06%, 04/01/52(a)	370	310,814
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	279	224,077
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)(a)	318	258,379
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	261	178,869
3.03%, 10/01/39	785	643,259
5.25%, 10/01/2111(a)	220	220,561
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	260	223,770
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	304	214,581
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)(a)	70	43,376
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)(a)	389	279,120
5.50%, 06/15/45 (Call 12/15/44)	268	256,061
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	550	438,292
4.35%, 04/15/2122 (Call 10/15/2121)(a)	110	90,214
Wesleyan University, 4.78%, 07/01/2116	171	144,557
William Marsh Rice University
3.57%, 05/15/45(a)	68	56,959
3.77%, 05/15/55(a)	220	187,421
WK Kellogg Foundation Trust, 2.44%, 10/01/50 (Call 04/01/50)(a)(b)	130	83,087
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	366	237,073
		31,508,162
Computers — 2.0%
Apple Inc.
2.38%, 02/08/41 (Call 08/08/40)	1,005	737,789
2.40%, 08/20/50 (Call 02/20/50)(a)	940	618,528
2.55%, 08/20/60 (Call 02/20/60)(a)	1,181	763,758
2.65%, 05/11/50 (Call 11/11/49)	1,775	1,221,093
2.65%, 02/08/51 (Call 08/08/50)	1,927	1,317,569
2.70%, 08/05/51 (Call 02/05/51)(a)	1,275	880,752
2.80%, 02/08/61 (Call 08/08/60)	1,236	816,298

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.85%, 08/05/61 (Call 02/05/61)	$999	$668,399
2.95%, 09/11/49 (Call 03/11/49)	1,066	784,107
3.45%, 02/09/45	1,490	1,252,048
3.75%, 09/12/47 (Call 03/12/47)(a)	860	735,122
3.75%, 11/13/47 (Call 05/13/47)	1,152	987,806
3.85%, 05/04/43	2,289	2,034,395
3.85%, 08/04/46 (Call 02/04/46)	1,461	1,279,358
3.95%, 08/08/52 (Call 02/08/52)	1,284	1,119,753
4.10%, 08/08/62 (Call 02/08/62)	885	767,697
4.25%, 02/09/47 (Call 08/09/46)(a)	690	652,000
4.38%, 05/13/45	1,392	1,315,902
4.45%, 05/06/44	627	612,717
4.50%, 02/23/36 (Call 08/23/35)(a)	743	760,816
4.65%, 02/23/46 (Call 08/23/45)(a)	2,738	2,714,311
4.85%, 05/10/53(a)	890	895,442
Dell Inc.
5.40%, 09/10/40(a)	256	238,821
6.50%, 04/15/38(a)	215	218,275
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(b)	725	500,906
3.45%, 12/15/51 (Call 06/15/51)(a)(b)	910	586,596
8.10%, 07/15/36 (Call 01/15/36)	627	725,605
8.35%, 07/15/46 (Call 01/15/46)(a)	579	683,855
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)(a)	539	570,039
6.35%, 10/15/45 (Call 04/15/45)	1,050	1,072,598
HP Inc., 6.00%, 09/15/41(a)	807	803,829
International Business Machines Corp.
2.85%, 05/15/40 (Call 11/15/39)	560	403,896
2.95%, 05/15/50 (Call 11/15/49)(a)	536	351,273
3.43%, 02/09/52 (Call 08/09/51)	570	406,703
4.00%, 06/20/42(a)	809	675,883
4.15%, 05/15/39	1,407	1,230,885
4.25%, 05/15/49	2,398	2,014,566
4.70%, 02/19/46	507	449,710
4.90%, 07/27/52 (Call 01/27/52)	575	525,126
5.10%, 02/06/53 (Call 08/06/52)(a)	290	274,379
5.60%, 11/30/39(a)	565	577,143
7.13%, 12/01/96(a)	142	178,328
Kyndryl Holdings Inc., 4.10%, 10/15/41 (Call 04/15/41)	542	348,389
		35,772,465
Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	360	311,170
4.00%, 08/15/45	460	416,397
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	483	351,277
3.70%, 08/15/42	231	187,449
4.15%, 03/15/47 (Call 09/15/46)	344	298,195
4.38%, 06/15/45 (Call 12/15/44)	416	370,442
6.00%, 05/15/37	305	337,062
GSK Consumer Healthcare Capital U.S. LLC, 4.00%, 03/24/52 (Call 09/24/51)	690	560,697
Kenvue Inc.
5.05%, 03/22/53 (Call 09/22/52)(b)	1,100	1,107,273
5.10%, 03/22/43 (Call 09/22/42)(b)	600	603,894
5.20%, 03/22/63 (Call 09/22/62)(b)	610	612,651
Procter & Gamble Co. (The)
3.50%, 10/25/47	170	142,066
3.55%, 03/25/40(a)	396	346,199
Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.60%, 03/25/50	$487	$411,182
5.50%, 02/01/34	160	172,711
5.55%, 03/05/37	765	855,993
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)(a)	412	278,568
		7,363,226
Distribution & Wholesale — 0.1%
LKQ Corp., 6.25%, 06/15/33 (Call 03/15/33)(b)	300	301,922
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)(a)	260	207,935
4.20%, 05/15/47 (Call 11/15/46)	275	235,236
4.60%, 06/15/45 (Call 12/15/44)	676	629,574
		1,374,667
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.40%, 10/29/33 (Call 07/29/33)	1,147	912,691
3.85%, 10/29/41 (Call 04/29/41)(a)	1,092	819,423
American Express Co., 4.05%, 12/03/42(a)	1,038	899,650
Ares Finance Co. IV LLC, 3.65%, 02/01/52 (Call 08/01/51)(a)(b)	300	191,452
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50 (Call 03/30/50)(b)	268	151,521
2.85%, 08/05/51 (Call 02/05/51)(b)	355	201,662
3.20%, 01/30/52 (Call 07/30/51)(b)	615	385,848
3.50%, 09/10/49 (Call 03/10/49)(b)	285	187,580
4.00%, 10/02/47 (Call 04/02/47)(a)(b)	220	162,324
4.45%, 07/15/45(a)(b)	200	158,850
5.00%, 06/15/44(b)	341	292,095
6.25%, 08/15/42(b)	340	329,816
Blue Owl Finance LLC, 4.13%, 10/07/51 (Call 04/07/51)(b)	240	146,236
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)(a)	502	328,588
3.63%, 02/15/52 (Call 08/15/51)	315	210,126
4.70%, 09/20/47 (Call 03/20/47)	754	625,403
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	486	319,687
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)	623	372,772
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)(a)	486	437,967
5.30%, 09/15/43 (Call 03/15/43)(a)	589	606,674
FMR LLC
5.15%, 02/01/43(b)	250	222,878
6.45%, 11/15/39(a)(b)	250	259,960
6.50%, 12/14/40(b)	317	329,972
Franklin Resources Inc., 2.95%, 08/12/51 (Call 02/12/51)	270	172,497
Invesco Finance PLC, 5.38%, 11/30/43	368	356,624
Jefferies Financial Group Inc.
6.25%, 01/15/36(a)	275	280,596
6.50%, 01/20/43(a)	339	336,493
6.63%, 10/23/43 (Call 07/23/43)(a)	188	178,342
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)(b)	356	323,520
Legg Mason Inc., 5.63%, 01/15/44	370	361,415
LSEGA Financing PLC, 3.20%, 04/06/41 (Call 10/06/40)(b)	576	429,594
Mastercard Inc.
2.95%, 03/15/51 (Call 09/15/50)	536	389,395
3.65%, 06/01/49 (Call 12/01/48)	698	575,050
3.80%, 11/21/46 (Call 05/21/46)(a)	409	346,372
3.85%, 03/26/50 (Call 09/26/49)	1,039	885,019
3.95%, 02/26/48 (Call 08/26/47)(a)	337	296,960

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Nasdaq Inc.
2.50%, 12/21/40 (Call 06/21/40)	$448	$294,127
3.25%, 04/28/50 (Call 10/28/49)(a)	378	257,035
3.95%, 03/07/52 (Call 09/07/51)	435	336,543
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45 (Call 10/15/44)(a)(b)	235	189,255
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	599	437,956
4.95%, 07/15/46(a)	571	507,201
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)(a)	1,248	761,998
2.70%, 04/15/40 (Call 10/15/39)	797	612,550
3.65%, 09/15/47 (Call 03/15/47)	1,069	908,908
4.15%, 12/14/35 (Call 06/14/35)	1,021	985,157
4.30%, 12/14/45 (Call 06/14/45)	2,340	2,172,022
Voya Financial Inc.
4.80%, 06/15/46	218	178,863
5.70%, 07/15/43	340	323,892
Western Union Co. (The)
6.20%, 11/17/36	417	413,798
6.20%, 06/21/40	230	223,721
		22,088,078
Electric — 12.3%
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/51 (Call 10/29/50)(b)	577	429,173
4.00%, 10/03/49(b)	318	268,739
6.50%, 10/27/36(a)(b)	560	643,216
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	376	266,056
3.80%, 10/01/47 (Call 04/01/47)	343	256,933
5.25%, 05/15/52 (Call 11/15/51)	485	458,374
Series G, 4.15%, 05/01/49 (Call 11/01/48)	234	185,070
Series H, 3.45%, 01/15/50 (Call 07/15/49)	350	248,671
AEP Transmission Co. LLC
3.15%, 09/15/49 (Call 03/15/49)	280	195,425
3.75%, 12/01/47 (Call 06/01/47)	370	294,609
3.80%, 06/15/49 (Call 12/15/48)	282	224,005
4.00%, 12/01/46 (Call 06/01/46)	105	87,788
4.25%, 09/15/48 (Call 03/15/48)	204	174,287
4.50%, 06/15/52 (Call 12/01/51)(a)	360	319,332
5.40%, 03/15/53 (Call 09/15/52)	305	310,081
Series M, 3.65%, 04/01/50 (Call 10/01/49)	352	270,588
Series N, 2.75%, 08/15/51 (Call 02/15/51)(a)	262	166,430
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)(a)	340	225,363
3.13%, 07/15/51 (Call 01/15/51)	385	262,135
3.45%, 10/01/49 (Call 04/01/49)	547	399,331
3.75%, 03/01/45 (Call 09/01/44)	590	462,526
3.85%, 12/01/42(a)	220	179,441
4.10%, 01/15/42	90	73,997
4.15%, 08/15/44 (Call 02/15/44)	357	297,732
4.30%, 01/02/46 (Call 07/02/45)	330	278,129
5.50%, 03/15/41	293	283,733
6.00%, 03/01/39(a)	247	257,933
6.13%, 05/15/38	120	130,845
Series 11-C, 5.20%, 06/01/41(a)	230	217,188
Series A, 4.30%, 07/15/48 (Call 01/15/48)	409	343,130
Series B, 3.70%, 12/01/47 (Call 06/01/47)	455	348,551
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(b)	562	406,762
Security	Par (000)	Value

Electric (continued)
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	$232	$154,885
3.25%, 03/15/50 (Call 09/15/49)	242	174,835
3.70%, 12/01/47 (Call 06/01/47)	362	289,771
4.15%, 03/15/46 (Call 09/15/45)	350	290,784
4.30%, 07/01/44 (Call 01/01/44)	155	128,341
4.50%, 03/15/49 (Call 09/15/48)	330	296,524
4.80%, 12/15/43 (Call 06/15/43)	225	197,461
5.90%, 12/01/52 (Call 06/01/52)	190	205,605
American Electric Power Co. Inc., 3.25%, 03/01/50 (Call 09/01/49)	257	172,972
American Transmission Systems Inc., 5.00%, 09/01/44 (Call 03/01/44)(b)	216	201,111
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	221	183,676
4.45%, 06/01/45 (Call 12/01/44)	266	221,066
7.00%, 04/01/38	380	429,623
Series L, 5.80%, 10/01/35(a)	290	293,816
Series P, 6.70%, 08/15/37	170	183,644
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	471	395,555
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	305	226,223
Arizona Public Service Co.
2.65%, 09/15/50 (Call 03/15/50)	225	135,803
3.35%, 05/15/50 (Call 11/15/49)	355	241,011
3.50%, 12/01/49 (Call 06/01/49)	212	147,973
3.75%, 05/15/46 (Call 11/15/45)	216	159,128
4.20%, 08/15/48 (Call 02/15/48)	353	275,152
4.25%, 03/01/49 (Call 09/01/48)	241	190,310
4.35%, 11/15/45 (Call 05/15/45)	217	173,582
4.50%, 04/01/42 (Call 10/01/41)	456	382,699
4.70%, 01/15/44 (Call 07/15/43)	205	171,204
5.05%, 09/01/41 (Call 03/01/41)	300	272,246
5.50%, 09/01/35(a)	195	192,934
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	374	294,242
4.35%, 06/01/48 (Call 12/01/47)	270	235,028
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	288	192,067
3.20%, 09/15/49 (Call 03/15/49)	257	183,684
3.50%, 08/15/46 (Call 02/15/46)	355	268,153
3.75%, 08/15/47 (Call 02/15/47)	259	199,013
4.25%, 09/15/48 (Call 03/15/48)	535	450,698
4.55%, 06/01/52 (Call 12/01/51)	360	319,329
6.35%, 10/01/36	140	153,021
Baltimore Gas and Electric Co., 5.40%, 06/01/53 (Call 12/01/52)	210	210,373
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(b)	254	215,891
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	1,006	660,034
3.80%, 07/15/48 (Call 01/15/48)	537	421,438
4.25%, 10/15/50 (Call 04/15/50)	623	522,597
4.45%, 01/15/49 (Call 07/15/48)	663	576,279
4.50%, 02/01/45 (Call 08/01/44)	543	477,943
4.60%, 05/01/53 (Call 11/01/52)	440	389,605
5.15%, 11/15/43 (Call 05/15/43)	243	233,124
5.95%, 05/15/37	400	423,596
6.13%, 04/01/36	1,302	1,408,128
Black Hills Corp.
3.88%, 10/15/49 (Call 04/15/49)	174	126,551
4.20%, 09/15/46 (Call 03/15/46)	245	190,074

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)	$190	$163,027
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	590	466,173
3.60%, 03/01/52 (Call 09/01/51)	339	260,843
3.95%, 03/01/48 (Call 09/01/47)	354	289,673
4.50%, 04/01/44 (Call 10/01/43)	417	373,510
5.30%, 04/01/53 (Call 10/01/52)(a)	45	45,666
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	535	466,907
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	236	158,611
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	345	258,189
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)	236	221,927
CenterPoint Energy Inc., 3.70%, 09/01/49 (Call 03/01/49)	248	183,598
CEZ AS, 5.63%, 04/03/42(a)(b)	223	208,744
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	195	164,701
Cleco Power LLC
6.00%, 12/01/40(a)	188	185,134
6.50%, 12/01/35	260	270,642
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	427	429,969
CMS Energy Corp.
4.70%, 03/31/43 (Call 09/30/42)	210	181,054
4.88%, 03/01/44 (Call 09/01/43)(a)	266	242,021
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)(b)	247	242,881
Comision Federal de Electricidad
3.88%, 07/26/33 (Call 04/26/33)(b)	489	372,887
4.68%, 02/09/51 (Call 08/09/50)(b)	362	240,915
5.75%, 02/14/42(b)	451	380,932
6.13%, 06/16/45(b)	500	428,750
6.26%, 02/15/52 (Call 08/15/51)(b)	305	252,555
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	323	221,302
3.65%, 06/15/46 (Call 12/15/45)	530	412,970
3.70%, 03/01/45 (Call 09/01/44)	308	241,425
3.80%, 10/01/42 (Call 04/01/42)	310	254,622
4.00%, 03/01/48 (Call 09/01/47)	306	253,797
4.00%, 03/01/49 (Call 09/01/48)	383	314,195
4.35%, 11/15/45 (Call 05/15/45)	318	275,479
4.60%, 08/15/43 (Call 02/15/43)	270	245,474
4.70%, 01/15/44 (Call 07/15/43)	250	229,319
5.30%, 02/01/53 (Call 08/01/52)(a)	240	240,716
6.45%, 01/15/38	309	345,494
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	482	380,535
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	345	244,214
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	554	384,576
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	340	218,304
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	410	325,928
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	222	184,423
4.30%, 04/15/44 (Call 10/15/43)	374	324,743
5.25%, 01/15/53 (Call 07/15/52)(a)	360	361,071
6.35%, 06/01/36(a)	200	215,659
Series A, 4.15%, 06/01/45 (Call 12/01/44)(a)	237	199,198
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51 (Call 06/01/51)	484	331,622
3.60%, 06/15/61 (Call 12/15/60)	515	368,225
3.70%, 11/15/59 (Call 05/15/59)	448	321,651
3.85%, 06/15/46 (Call 12/15/45)	417	323,702
3.95%, 03/01/43 (Call 09/01/42)	510	416,769
4.45%, 03/15/44 (Call 09/15/43)	626	543,392
	Par
Security	(000)	Value

Electric (continued)
4.50%, 12/01/45 (Call 06/01/45)	$438	$377,364
4.50%, 05/15/58 (Call 11/15/57)	501	417,654
4.63%, 12/01/54 (Call 06/01/54)	578	492,372
5.70%, 06/15/40	310	309,914
6.15%, 11/15/52 (Call 05/15/52)	475	510,707
Series 05-A, 5.30%, 03/01/35	248	250,497
Series 06-A, 5.85%, 03/15/36	200	206,234
Series 06-B, 6.20%, 06/15/36	315	336,234
Series 06-E, 5.70%, 12/01/36	280	283,291
Series 07-A, 6.30%, 08/15/37	410	445,002
Series 08-B, 6.75%, 04/01/38(a)	415	470,687
Series 09-C, 5.50%, 12/01/39	370	362,228
Series 12-A, 4.20%, 03/15/42	355	303,578
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	415	323,830
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	661	530,896
Series A, 4.13%, 05/15/49 (Call 11/15/48)	418	338,362
Series C, 3.00%, 12/01/60 (Call 06/01/60)	365	226,763
Series C, 4.00%, 11/15/57 (Call 05/15/57)(a)	234	181,364
Series C, 4.30%, 12/01/56 (Call 06/01/56)	301	239,664
Series E, 4.65%, 12/01/48 (Call 06/01/48)	409	361,488
Consorcio Transmantaro SA
4.70%, 04/16/34(b)	220	201,201
5.20%, 04/11/38 (Call 01/11/38)(a)(b)	490	448,943
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)	473	457,191
6.25%, 10/01/39	653	677,305
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)(a)	308	175,750
2.65%, 08/15/52 (Call 02/15/52)	132	84,203
3.10%, 08/15/50 (Call 02/15/50)	426	300,387
3.25%, 08/15/46 (Call 02/15/46)(a)	290	211,016
3.50%, 08/01/51 (Call 02/01/51)(a)	461	347,988
3.75%, 02/15/50 (Call 08/15/49)	243	191,881
3.95%, 05/15/43 (Call 11/15/42)	334	276,704
3.95%, 07/15/47 (Call 01/15/47)	265	220,068
4.05%, 05/15/48 (Call 11/15/47)	416	349,954
4.10%, 11/15/45 (Call 05/15/45)	20	16,059
4.20%, 09/01/52 (Call 03/01/52)	340	289,555
4.35%, 04/15/49 (Call 10/15/48)	355	311,067
4.35%, 08/31/64 (Call 02/28/64)	239	193,824
Dayton Power & Light Co. (The), 3.95%, 06/15/49
(Call 12/15/48)	281	222,852
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	210	166,997
4.15%, 05/15/45 (Call 11/15/44)	310	253,844
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	367	317,214
4.85%, 08/15/52 (Call 02/15/52)(a)	445	387,429
7.00%, 06/15/38	324	361,126
Series A, 4.60%, 03/15/49 (Call 09/15/48)	231	195,599
Series B, 3.30%, 04/15/41 (Call 10/15/40)	389	287,083
Series B, 5.95%, 06/15/35	299	311,233
Series C, 4.05%, 09/15/42 (Call 03/15/42)	317	250,383
Series C, 4.90%, 08/01/41 (Call 02/01/41)(a)	429	380,056
Series F, 5.25%, 08/01/33	265	260,511
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	333	298,829
5.10%, 06/01/65 (Call 12/01/64)	156	149,739
5.45%, 02/01/41 (Call 08/01/40)	240	236,135
6.05%, 01/15/38	278	299,140

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	$191	$129,775
3.70%, 03/15/45 (Call 09/15/44)	249	197,900
3.70%, 06/01/46 (Call 12/01/45)	220	170,929
3.75%, 08/15/47 (Call 02/15/47)	335	265,304
3.95%, 06/15/42 (Call 12/15/41)	183	147,148
3.95%, 03/01/49 (Call 09/01/48)(a)	473	388,800
4.30%, 07/01/44 (Call 01/01/44)(a)	191	165,883
5.40%, 04/01/53 (Call 10/01/52)(a)	415	421,670
5.70%, 10/01/37(a)	193	195,470
Series A, 4.00%, 04/01/43 (Call 10/01/42)	251	207,893
Series A, 4.05%, 05/15/48 (Call 11/15/47)	340	282,417
Series A, 6.63%, 06/01/36	365	398,827
Series B, 3.25%, 04/01/51 (Call 10/01/50)	282	202,246
Series B, 3.65%, 03/01/52 (Call 09/01/51)	360	276,994
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	441	313,695
3.45%, 04/15/51 (Call 10/15/50)	289	212,592
3.55%, 03/15/52 (Call 09/15/51)	380	287,896
3.70%, 12/01/47 (Call 06/01/47)	417	323,055
3.75%, 06/01/45 (Call 12/01/44)	387	303,814
3.88%, 03/15/46 (Call 09/15/45)	383	307,734
3.95%, 03/15/48 (Call 09/15/47)	403	328,534
4.00%, 09/30/42 (Call 03/30/42)	478	395,466
4.25%, 12/15/41 (Call 06/15/41)	519	450,315
5.30%, 02/15/40	390	393,454
5.35%, 01/15/53 (Call 07/15/52)(a)	490	490,121
6.00%, 01/15/38	399	425,192
6.05%, 04/15/38(a)	374	400,301
6.10%, 06/01/37	333	352,112
Duke Energy Corp.
3.30%, 06/15/41 (Call 12/15/40)	537	394,102
3.50%, 06/15/51 (Call 12/15/50)(a)	537	379,822
3.75%, 09/01/46 (Call 03/01/46)	1,038	779,174
3.95%, 08/15/47 (Call 02/15/47)	396	302,493
4.20%, 06/15/49 (Call 12/15/48)	433	342,478
4.80%, 12/15/45 (Call 06/15/45)	442	394,305
5.00%, 08/15/52 (Call 02/15/52)(a)	805	718,399
Duke Energy Florida LLC
3.00%, 12/15/51 (Call 06/15/51)(a)	315	213,386
3.40%, 10/01/46 (Call 04/01/46)	403	298,992
3.85%, 11/15/42 (Call 05/15/42)	275	224,747
4.20%, 07/15/48 (Call 01/15/48)	282	237,139
5.65%, 04/01/40	271	279,076
5.95%, 11/15/52 (Call 05/15/52)(a)	390	422,810
6.35%, 09/15/37	411	454,365
6.40%, 06/15/38	590	656,276
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)(a)	445	285,420
3.75%, 05/15/46 (Call 11/15/45)	311	241,230
5.40%, 04/01/53 (Call 10/01/52)	335	332,669
6.12%, 10/15/35	300	315,652
6.35%, 08/15/38	405	452,851
6.45%, 04/01/39	300	329,675
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	219	184,922
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)(a)	226	213,000
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	361	254,811
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	293	219,669
4.30%, 02/01/49 (Call 08/01/48)	312	258,519
Security	Par (000)	Value

Electric (continued)
5.65%, 04/01/53 (Call 10/01/52)	$180	$183,398
Duke Energy Progress LLC
2.50%, 08/15/50 (Call 02/15/50)	435	266,131
2.90%, 08/15/51 (Call 02/15/51)(a)	327	214,368
3.60%, 09/15/47 (Call 03/15/47)	415	316,199
3.70%, 10/15/46 (Call 04/15/46)	336	258,799
4.00%, 04/01/52 (Call 10/01/51)	335	270,644
4.10%, 05/15/42 (Call 11/15/41)	212	181,353
4.10%, 03/15/43 (Call 09/15/42)	326	274,261
4.15%, 12/01/44 (Call 06/01/44)	254	211,004
4.20%, 08/15/45 (Call 02/15/45)	467	389,941
4.38%, 03/30/44 (Call 09/30/43)	205	178,437
5.35%, 03/15/53 (Call 09/15/52)	380	381,046
6.30%, 04/01/38	200	220,009
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	814	869,826
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)(a)	180	159,697
6.00%, 05/15/35	491	498,879
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)(b)	278	243,987
4.88%, 09/21/38 (Call 03/21/38)(b)	341	295,772
4.88%, 01/22/44(b)	588	476,866
4.95%, 10/13/45 (Call 04/13/45)(b)	713	576,833
5.00%, 09/21/48 (Call 03/21/48)(a)(b)	1,194	974,245
5.25%, 10/13/55 (Call 04/13/55)(b)	201	170,306
5.60%, 01/27/40(a)(b)	605	559,219
6.00%, 01/22/2114(a)(b)	414	366,349
6.90%, 05/23/53(b)	540	554,845
6.95%, 01/26/39(b)	1,345	1,412,726
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(a)(b)	255	263,274
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	721	573,989
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(b)	215	208,576
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(b)	325	258,375
Enel Finance America LLC, 2.88%, 07/12/41 (Call 01/12/41)(b)	330	213,002
Enel Finance International NV
4.75%, 05/25/47(a)(b)	757	627,550
5.50%, 06/15/52 (Call 12/15/51)(b)	910	800,841
6.00%, 10/07/39(b)	1,282	1,251,333
6.80%, 09/15/37(b)	768	812,305
7.75%, 10/14/52 (Call 04/14/52)(b)	725	833,047
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	502	310,673
3.35%, 06/15/52 (Call 12/15/51)	295	208,302
4.20%, 04/01/49 (Call 10/01/48)	418	347,214
4.95%, 12/15/44 (Call 12/15/24)(a)	360	331,803
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	440	321,685
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	511	334,766
3.10%, 06/15/41 (Call 12/15/40)	374	279,960
4.20%, 09/01/48 (Call 03/01/48)	629	522,698
4.20%, 04/01/50 (Call 10/01/49)	396	327,900
4.75%, 09/15/52 (Call 03/15/52)	355	322,690
4.95%, 01/15/45 (Call 01/15/25)	485	448,226
Entergy Mississippi LLC
3.50%, 06/01/51 (Call 03/01/51)(a)	275	201,702
3.85%, 06/01/49 (Call 12/01/48)	358	275,870
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	200	146,840

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.50%, 03/30/39 (Call 09/30/38)	$318	$286,114
5.00%, 09/15/52 (Call 03/15/52)(a)	274	255,599
5.15%, 06/01/45 (Call 06/01/25)(a)	80	74,589
Evergy Kansas Central Inc.
3.25%, 09/01/49 (Call 03/01/49)	341	238,283
3.45%, 04/15/50 (Call 10/15/49)	320	229,941
4.10%, 04/01/43 (Call 10/01/42)	301	250,004
4.13%, 03/01/42 (Call 09/01/41)	486	406,019
4.25%, 12/01/45 (Call 06/01/45)	217	179,363
4.63%, 09/01/43 (Call 03/01/43)(a)	199	168,155
5.70%, 03/15/53 (Call 09/15/52)	220	222,346
Evergy Kansas South Inc., 4.30%, 07/15/44 (Call 01/15/44)(b)	70	56,687
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	160	131,693
4.20%, 03/15/48 (Call 09/15/47)	185	152,289
5.30%, 10/01/41 (Call 04/01/41)	494	479,436
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	240	194,171
Series B, 6.05%, 11/15/35	195	204,239
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)	445	322,466
Exelon Corp.
4.10%, 03/15/52 (Call 09/15/51)(a)	305	241,033
4.45%, 04/15/46 (Call 10/15/45)	458	385,950
4.70%, 04/15/50 (Call 10/15/49)	538	467,738
4.95%, 06/15/35 (Call 12/15/34)	235	226,820
5.10%, 06/15/45 (Call 12/15/44)	526	482,940
5.60%, 03/15/53 (Call 09/15/52)	520	513,827
5.63%, 06/15/35	357	364,658
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)	257	245,415
FEL Energy VI Sarl, 5.75%, 12/01/40 (Call 12/01/37)(b)	402	345,756
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(a)(b)	278	228,272
5.45%, 07/15/44 (Call 01/15/44)(b)	220	204,667
Florida Power & Light Co.
2.88%, 12/04/51 (Call 06/04/51)(a)	855	579,094
3.15%, 10/01/49 (Call 04/01/49)	455	328,399
3.70%, 12/01/47 (Call 06/01/47)	503	404,299
3.80%, 12/15/42 (Call 06/15/42)(a)	264	219,940
3.95%, 03/01/48 (Call 09/01/47)	551	459,188
3.99%, 03/01/49 (Call 09/01/48)	420	349,362
4.05%, 06/01/42 (Call 12/01/41)	484	417,281
4.05%, 10/01/44 (Call 04/01/44)	359	304,989
4.13%, 02/01/42 (Call 08/01/41)	330	287,288
4.13%, 06/01/48 (Call 12/01/47)	342	292,280
4.95%, 06/01/35(a)	345	345,097
5.13%, 06/01/41 (Call 12/01/40)	240	228,032
5.25%, 02/01/41 (Call 08/01/40)(a)	344	344,650
5.30%, 04/01/53 (Call 10/01/52)	525	535,961
5.63%, 04/01/34	340	355,829
5.65%, 02/01/37	273	285,945
5.69%, 03/01/40(a)	231	244,879
5.95%, 10/01/33	241	258,852
5.95%, 02/01/38	460	499,597
5.96%, 04/01/39(a)	395	424,696
Georgia Power Co.
4.30%, 03/15/42	604	514,301
4.30%, 03/15/43	625	527,499
5.13%, 05/15/52 (Call 11/15/51)	570	545,305
5.40%, 06/01/40(a)	190	182,424
Security	Par (000)	Value

Electric (continued)
Series 10-C, 4.75%, 09/01/40	$585	$538,582
Series A, 3.25%, 03/15/51 (Call 09/15/50)	599	413,156
Series B, 3.70%, 01/30/50 (Call 07/30/49)	404	305,465
Great River Energy, 6.25%, 07/01/38(b)	419	444,673
Iberdrola International BV, 6.75%, 07/15/36(a)	430	491,516
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)	239	170,997
5.50%, 03/15/53 (Call 09/15/52)(a)	210	215,261
Series K, 4.20%, 03/01/48 (Call 09/01/47)(a)	165	138,618
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	270	185,137
4.25%, 08/15/48 (Call 02/15/48)	340	284,142
5.63%, 04/01/53 (Call 10/01/52)	280	286,101
6.05%, 03/15/37(a)	249	263,861
Series K, 4.55%, 03/15/46 (Call 09/15/45)(a)	280	242,106
Series L, 3.75%, 07/01/47 (Call 01/01/47)	240	183,114
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(b)	268	216,989
4.70%, 09/01/45 (Call 03/01/45)(b)	316	272,691
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/51 (Call 07/15/50)(b)	450	331,875
4.88%, 01/14/48(b)	342	257,355
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(a)(b)	830	673,866
Interconexion Electrica SA ESP, 3.83%, 11/26/33 (Call 08/26/33)(b)	186	154,380
International Transmission Co., 4.63%, 08/15/43 (Call 02/15/43)	190	160,514
Interstate Power & Light Co.
3.10%, 11/30/51 (Call 05/30/51)	335	221,021
3.50%, 09/30/49 (Call 03/30/49)	263	190,616
3.70%, 09/15/46 (Call 03/15/46)	190	142,023
4.70%, 10/15/43 (Call 04/15/43)	193	166,973
6.25%, 07/15/39	250	266,954
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	306	286,523
Jersey Central Power & Light Co., 6.15%, 06/01/37	186	196,317
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	419	294,801
4.38%, 10/01/45 (Call 04/01/45)	265	221,082
5.13%, 11/01/40 (Call 05/01/40)	337	322,833
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	259	222,381
LLPL Capital Pte Ltd., 6.88%, 02/04/39(b)	196	175,323
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	334	277,654
4.38%, 10/01/45 (Call 04/01/45)	220	184,026
4.65%, 11/15/43 (Call 05/15/43)	172	148,272
5.13%, 11/15/40 (Call 05/15/40)	95	91,971
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(b)	275	208,188
5.90%, 11/15/39(b)	340	345,636
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	465	299,127
3.15%, 04/15/50 (Call 10/15/49)	575	408,735
3.65%, 08/01/48 (Call 02/01/48)	445	346,730
3.95%, 08/01/47 (Call 02/01/47)	465	382,662
4.25%, 05/01/46 (Call 11/01/45)	356	304,461
4.25%, 07/15/49 (Call 01/15/49)	629	541,235
4.40%, 10/15/44 (Call 04/15/44)	310	275,619
4.80%, 09/15/43 (Call 03/15/43)	406	380,536
5.75%, 11/01/35	406	429,569
5.80%, 10/15/36	285	305,814

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Minejesa Capital BV, 5.63%, 08/10/37(b)	$430	$339,050
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	495	411,707
Series B, 3.10%, 07/30/51 (Call 01/30/51)(a)	155	102,942
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(b)	302	296,179
Narragansett Electric Co. (The)
4.17%, 12/10/42(b)	302	240,284
5.64%, 03/15/40(b)	199	194,938
National Grid USA, 5.80%, 04/01/35	210	215,129
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	166	138,993
4.40%, 11/01/48 (Call 05/01/48)	239	202,775
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	295	288,555
5.45%, 05/15/41 (Call 11/15/40)	145	142,057
5.90%, 05/01/53 (Call 11/01/52)	140	151,855
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	331	227,335
Series N, 6.65%, 04/01/36	379	422,107
Series R, 6.75%, 07/01/37	260	296,367
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(b)	424	268,974
3.80%, 12/05/47 (Call 06/05/47)(b)	270	210,026
5.94%, 11/25/52 (Call 05/25/52)(b)	135	142,161
New York State Electric & Gas Corp., 3.30%, 09/15/49 (Call 03/15/49)(b)	209	145,147
NextEra Energy Capital Holdings Inc.
3.00%, 01/15/52 (Call 07/15/51)	375	244,433
5.25%, 02/28/53 (Call 08/28/52)(a)	805	761,216
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(b)	382	247,767
4.12%, 11/28/42(b)	145	115,676
4.28%, 10/01/34 (Call 04/01/34)(b)	347	309,918
5.78%, 09/16/52 (Call 03/16/52)(b)	550	549,741
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	450	288,255
2.90%, 03/01/50 (Call 09/01/49)	365	250,773
3.20%, 04/01/52 (Call 10/01/51)	291	207,959
3.40%, 08/15/42 (Call 02/15/42)	188	147,928
3.60%, 05/15/46 (Call 11/15/45)	277	214,640
3.60%, 09/15/47 (Call 03/15/47)	333	262,135
4.00%, 08/15/45 (Call 02/15/45)	245	201,551
4.13%, 05/15/44 (Call 11/15/43)	248	213,327
4.50%, 06/01/52 (Call 12/01/51)	365	328,095
4.85%, 08/15/40 (Call 02/15/40)	280	258,125
5.10%, 05/15/53	280	273,761
5.25%, 07/15/35	256	257,660
5.35%, 11/01/39	260	263,811
6.20%, 07/01/37	305	330,594
6.25%, 06/01/36	311	339,070
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)(a)	113	95,100
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)	270	185,688
4.40%, 03/01/44 (Call 09/01/43)	226	201,400
4.55%, 06/01/52 (Call 12/01/51)	380	341,033
4.95%, 09/15/52 (Call 03/15/52)	255	244,874
5.50%, 03/15/40(a)	462	467,878
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	189	140,147
4.20%, 12/01/42	380	290,270
Security	Par (000)	Value

Electric (continued)
4.25%, 04/01/46 (Call 10/01/45)	$255	$189,790
4.55%, 06/01/44(a)	200	158,431
5.05%, 10/01/48 (Call 04/01/48)	185	162,779
5.25%, 09/01/50	200	185,498
5.38%, 11/01/40	290	270,603
5.95%, 11/01/39	313	309,096
Ohio Edison Co.
6.88%, 07/15/36	315	355,155
8.25%, 10/15/38(a)	230	276,762
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	370	298,184
4.15%, 04/01/48 (Call 10/01/47)	325	269,152
Series F, 5.85%, 10/01/35	280	285,932
Series R, 2.90%, 10/01/51 (Call 04/01/51)	335	220,569
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	245	189,038
3.90%, 05/01/43 (Call 11/01/42)(a)	190	145,856
4.00%, 12/15/44 (Call 06/15/44)	130	99,363
4.15%, 04/01/47 (Call 10/01/46)	280	227,161
4.55%, 03/15/44 (Call 09/15/43)	166	141,689
5.25%, 05/15/41 (Call 11/15/40)	180	165,546
5.60%, 04/01/53 (Call 10/01/52)	320	320,902
5.85%, 06/01/40	225	223,518
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	415	269,439
3.10%, 09/15/49 (Call 03/15/49)	425	299,899
3.70%, 05/15/50 (Call 11/15/49)	415	329,771
3.75%, 04/01/45 (Call 10/01/44)(a)	382	310,482
3.80%, 09/30/47 (Call 03/30/47)	301	241,190
3.80%, 06/01/49 (Call 12/01/48)	345	277,642
4.10%, 11/15/48 (Call 05/15/48)	322	272,787
4.55%, 12/01/41 (Call 06/01/41)(a)	215	198,547
4.60%, 06/01/52 (Call 12/01/51)	311	280,679
4.95%, 09/15/52 (Call 03/15/52)	350	334,800
5.25%, 09/30/40	465	460,790
5.30%, 06/01/42 (Call 12/01/41)(a)	195	198,964
5.35%, 10/01/52 (Call 04/01/52)(a)	135	137,055
7.50%, 09/01/38	345	422,656
Pacific Gas and Electric Co.
3.30%, 08/01/40 (Call 02/01/40)	735	493,771
3.50%, 08/01/50 (Call 02/01/50)	1,427	891,895
3.75%, 08/15/42 (Call 02/15/42)	349	236,779
3.95%, 12/01/47 (Call 06/01/47)	639	432,833
4.00%, 12/01/46 (Call 06/01/46)	400	269,200
4.20%, 06/01/41 (Call 12/01/40)	392	291,465
4.25%, 03/15/46 (Call 09/15/45)	397	282,652
4.30%, 03/15/45 (Call 09/15/44)	435	309,016
4.45%, 04/15/42 (Call 10/15/41)	200	151,405
4.50%, 07/01/40 (Call 01/01/40)	1,381	1,070,517
4.50%, 12/15/41 (Call 06/15/41)	225	164,148
4.60%, 06/15/43 (Call 12/15/42)(a)	365	272,334
4.75%, 02/15/44 (Call 08/15/43)	486	371,091
4.95%, 07/01/50 (Call 01/01/50)	2,102	1,636,702
5.25%, 03/01/52 (Call 09/01/51)	455	367,294
6.70%, 04/01/53 (Call 10/01/52)	256	249,564
6.75%, 01/15/53 (Call 07/15/52)	505	494,803
PacifiCorp.
2.90%, 06/15/52 (Call 12/15/51)	794	519,669
3.30%, 03/15/51 (Call 09/15/50)	440	312,702
4.10%, 02/01/42 (Call 08/01/41)	197	166,729

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.13%, 01/15/49 (Call 07/15/48)	$395	$325,861
4.15%, 02/15/50 (Call 08/15/49)	557	458,825
5.25%, 06/15/35	345	349,294
5.35%, 12/01/53 (Call 06/01/53)	690	682,975
5.50%, 05/15/54	580	585,988
5.75%, 04/01/37	460	481,526
6.00%, 01/15/39	394	411,090
6.10%, 08/01/36	320	344,872
6.25%, 10/15/37	595	645,678
6.35%, 07/15/38	235	258,894
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)(a)	332	216,311
2.85%, 09/15/51 (Call 03/15/51)	250	164,112
3.00%, 09/15/49 (Call 03/15/49)	200	137,105
3.05%, 03/15/51 (Call 09/15/50)	290	198,538
3.70%, 09/15/47 (Call 03/15/47)	378	299,121
3.90%, 03/01/48 (Call 09/01/47)	364	298,765
4.15%, 10/01/44 (Call 04/01/44)	324	275,499
4.38%, 08/15/52 (Call 02/15/52)	365	320,574
4.60%, 05/15/52 (Call 11/15/51)	305	276,661
4.80%, 10/15/43 (Call 04/15/43)	215	196,312
5.95%, 10/01/36	271	288,178
Pennsylvania Electric Co., 6.15%, 10/01/38	289	289,452
Perusahaan Listrik Negara PT, 4.00%, 06/30/50
(Call 12/30/49)(b)	803	568,923
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
4.38%, 02/05/50(b)	390	291,564
4.88%, 07/17/49(b)	563	454,567
5.25%, 10/24/42(b)	692	608,368
5.25%, 05/15/47(b)	200	172,000
6.15%, 05/21/48(b)	660	634,425
6.25%, 01/25/49(b)	370	358,438
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	421	363,371
6.50%, 11/15/37(a)	315	350,863
7.90%, 12/15/38(a)	220	268,741
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	280	195,679
3.95%, 06/01/47 (Call 12/01/46)	355	296,043
4.13%, 06/15/44 (Call 12/15/43)	257	217,386
4.15%, 10/01/45 (Call 04/01/45)	246	209,067
4.15%, 06/15/48 (Call 12/15/47)	288	248,787
4.75%, 07/15/43 (Call 01/15/43)	235	218,871
5.20%, 07/15/41 (Call 01/15/41)	185	172,098
5.25%, 05/15/53 (Call 11/15/52)	620	621,398
6.25%, 05/15/39(a)	255	277,897
Progress Energy Inc., 6.00%, 12/01/39	390	393,002
Public Service Co. of Colorado
3.55%, 06/15/46 (Call 12/15/45)(a)	212	155,627
3.60%, 09/15/42 (Call 03/15/42)	317	253,891
3.80%, 06/15/47 (Call 12/15/46)	214	170,184
3.95%, 03/15/43 (Call 09/15/42)	215	171,640
4.05%, 09/15/49 (Call 03/15/49)	200	163,958
4.10%, 06/15/48 (Call 12/15/47)	210	174,577
4.30%, 03/15/44 (Call 09/15/43)	150	131,042
4.50%, 06/01/52 (Call 12/01/51)	315	278,461
4.75%, 08/15/41 (Call 02/15/41)(a)	234	207,845
5.25%, 04/01/53 (Call 10/01/52)	640	632,810
6.50%, 08/01/38	220	247,578
Security	Par (000)	Value

Electric (continued)
Series 17, 6.25%, 09/01/37	$295	$322,973
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	405	292,193
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	230	148,952
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	198	152,530
5.15%, 01/15/53 (Call 07/15/52)(a)	210	209,115
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37	255	275,172
Series K, 3.15%, 08/15/51 (Call 02/15/51)	287	191,593
Public Service Electric & Gas Co.
2.05%, 08/01/50 (Call 02/01/50)	166	94,263
2.70%, 05/01/50 (Call 11/01/49)(a)	131	86,166
3.00%, 03/01/51 (Call 09/01/50)(a)	282	195,814
3.15%, 01/01/50 (Call 07/01/49)	220	157,364
3.20%, 08/01/49 (Call 02/01/49)(a)	235	171,853
3.60%, 12/01/47 (Call 06/01/47)	307	237,837
3.65%, 09/01/42 (Call 03/01/42)	527	424,671
3.80%, 01/01/43 (Call 07/01/42)	165	135,678
3.80%, 03/01/46 (Call 09/01/45)	329	263,189
3.85%, 05/01/49 (Call 11/01/48)(a)	279	225,200
3.95%, 05/01/42 (Call 11/01/41)	438	366,114
4.05%, 05/01/48 (Call 11/01/47)	200	169,483
4.15%, 11/01/45 (Call 05/01/45)	216	176,331
5.13%, 03/15/53 (Call 09/15/52)(a)	195	193,319
5.38%, 11/01/39	240	234,588
5.50%, 03/01/40	275	282,130
5.70%, 12/01/36(a)	285	287,243
5.80%, 05/01/37	359	380,394
Series I, 4.00%, 06/01/44 (Call 12/01/43)	80	65,026
Series K, 4.05%, 05/01/45 (Call 11/01/44)	269	215,081
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)	120	79,099
3.25%, 09/15/49 (Call 03/15/49)	321	226,758
4.22%, 06/15/48 (Call 12/15/47)	255	214,584
4.30%, 05/20/45 (Call 11/20/44)	256	213,916
4.43%, 11/15/41 (Call 05/15/41)	240	197,886
5.45%, 06/01/53 (Call 12/01/52)	45	45,017
5.48%, 06/01/35	246	244,669
5.64%, 04/15/41 (Call 10/15/40)(a)	385	388,372
5.76%, 10/01/39(a)	280	285,311
5.76%, 07/15/40	235	228,780
5.80%, 03/15/40	286	289,108
6.27%, 03/15/37	475	514,389
6.72%, 06/15/36	20	21,550
Ruwais Power Co. PJSC, 6.00%, 08/31/36(b)	425	448,800
San Diego Gas & Electric Co.
3.70%, 03/15/52 (Call 09/15/51)	226	174,925
3.95%, 11/15/41	179	143,394
4.15%, 05/15/48 (Call 11/15/47)	218	181,140
4.30%, 04/01/42 (Call 10/01/41)	255	212,257
4.50%, 08/15/40	344	315,873
5.35%, 05/15/35	145	143,876
5.35%, 05/15/40	205	197,339
5.35%, 04/01/53 (Call 10/01/52)	450	444,574
6.00%, 06/01/39	248	255,478
Series FFF, 6.13%, 09/15/37	185	191,122
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	245	191,271
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	356	291,811
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	249	178,678
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	555	374,872

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	$505	$482,579
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(b)	622	607,932
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	710	591,598
4.00%, 02/01/48 (Call 08/01/47)	563	436,913
6.00%, 10/15/39	629	641,286
Sierra Pacific Power Co., Series P, 6.75%, 07/01/37(a)	150	165,945
Solar Star Funding LLC, 5.38%, 06/30/35(b)	79	78,714
Southern California Edison Co.
3.45%, 02/01/52 (Call 08/01/51)	455	322,433
3.65%, 02/01/50 (Call 08/01/49)	797	591,866
3.90%, 12/01/41 (Call 06/01/41)	412	321,247
4.00%, 04/01/47 (Call 10/01/46)	1,226	962,877
4.05%, 03/15/42 (Call 09/15/41)	372	298,625
4.50%, 09/01/40 (Call 03/01/40)	399	344,880
4.65%, 10/01/43 (Call 04/01/43)	396	345,719
5.50%, 03/15/40	405	393,111
5.63%, 02/01/36	299	303,026
5.70%, 03/01/53 (Call 09/01/52)	200	198,995
5.88%, 12/01/53 (Call 06/01/53)	340	345,547
6.00%, 01/15/34	482	505,829
6.05%, 03/15/39	387	401,610
Series 04-G, 5.75%, 04/01/35	270	276,853
Series 05-B, 5.55%, 01/15/36(a)	245	240,258
Series 05-E, 5.35%, 07/15/35	380	374,694
Series 06-E, 5.55%, 01/15/37	351	350,404
Series 08-A, 5.95%, 02/01/38	547	567,796
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	237	187,169
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)(a)	388	250,276
Series B, 4.88%, 03/01/49 (Call 09/01/48)	379	338,600
Series C, 3.60%, 02/01/45 (Call 08/01/44)	362	263,184
Series C, 4.13%, 03/01/48 (Call 09/01/47)	757	609,149
Series E, 5.45%, 06/01/52 (Call 12/01/51)(a)	240	231,854
Series H, 3.65%, 06/01/51 (Call 12/01/50)	395	293,007
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)(a)	181	161,938
4.40%, 07/01/46 (Call 01/01/46)	1,300	1,084,613
Southern Power Co.
5.15%, 09/15/41	420	389,528
5.25%, 07/15/43(a)	170	156,037
Series F, 4.95%, 12/15/46 (Call 06/15/46)	306	266,039
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	390	256,312
6.20%, 03/15/40	299	307,910
Series J, 3.90%, 04/01/45 (Call 10/01/44)	341	259,473
Series L, 3.85%, 02/01/48 (Call 08/01/47)	398	297,009
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	142	103,386
3.70%, 08/15/47 (Call 02/15/47)	323	245,367
3.75%, 06/15/49 (Call 12/15/48)	226	171,076
4.50%, 08/15/41 (Call 02/15/41)	416	366,626
6.00%, 10/01/36	293	301,126
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	165	139,933
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	438	303,613
Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(b)	150	129,536
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)(b)	200	187,797
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(b)	525	525,072
Security	Par (000)	Value

Electric (continued)
State Grid Overseas Investment BVI Ltd, 4.00%, 05/04/47(a)(b)	$260	$229,036
Tampa Electric Co.
3.45%, 03/15/51 (Call 09/15/50)(a)	280	199,187
3.63%, 06/15/50 (Call 12/15/49)	240	177,322
4.10%, 06/15/42 (Call 12/15/41)	296	242,178
4.20%, 05/15/45 (Call 11/15/44)	197	157,901
4.30%, 06/15/48 (Call 12/15/47)	236	196,461
4.35%, 05/15/44 (Call 11/15/43)	230	194,878
4.45%, 06/15/49 (Call 12/15/48)	276	233,268
5.00%, 07/15/52 (Call 01/15/52)	155	144,257
6.15%, 05/15/37(a)	205	209,433
6.55%, 05/15/36	200	213,398
Toledo Edison Co. (The), 6.15%, 05/15/37	315	332,244
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44 (Call 05/01/44)	299	235,855
6.00%, 06/15/40(a)(b)	374	355,659
Tucson Electric Power Co.
3.25%, 05/01/51 (Call 11/01/50)	265	178,455
4.00%, 06/15/50 (Call 12/15/49)	194	151,588
4.85%, 12/01/48 (Call 06/01/48)	255	228,262
5.50%, 04/15/53 (Call 10/15/52)	220	215,871
Union Electric Co.
2.63%, 03/15/51 (Call 09/15/50)	471	300,807
3.25%, 10/01/49 (Call 04/01/49)	285	201,075
3.65%, 04/15/45 (Call 10/15/44)	415	320,082
3.90%, 09/15/42 (Call 03/15/42)	541	439,657
3.90%, 04/01/52 (Call 10/01/51)	360	289,484
4.00%, 04/01/48 (Call 10/01/47)	434	351,469
5.30%, 08/01/37	210	210,165
5.45%, 03/15/53 (Call 09/15/52)(a)	290	291,331
8.45%, 03/15/39	215	275,178
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	713	424,128
2.95%, 11/15/51 (Call 05/15/51)	588	384,881
3.30%, 12/01/49 (Call 06/01/49)	272	192,671
4.00%, 01/15/43 (Call 07/15/42)	411	335,541
4.45%, 02/15/44 (Call 08/15/43)	492	421,119
4.60%, 12/01/48 (Call 06/01/48)(a)	247	216,937
5.45%, 04/01/53 (Call 10/01/52)	525	514,885
6.35%, 11/30/37	425	459,848
8.88%, 11/15/38(a)	557	746,338
Series A, 6.00%, 05/15/37	363	382,162
Series B, 3.80%, 09/15/47 (Call 03/15/47)	370	285,168
Series B, 4.20%, 05/15/45 (Call 11/15/44)	327	266,421
Series B, 6.00%, 01/15/36	418	440,133
Series C, 4.00%, 11/15/46 (Call 05/15/46)	372	294,715
Series C, 4.63%, 05/15/52 (Call 11/15/51)(a)	395	342,328
Series D, 4.65%, 08/15/43 (Call 02/15/43)	413	363,278
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)(a)	246	184,657
4.25%, 06/01/44 (Call 12/01/43)	157	128,772
4.30%, 12/15/45 (Call 06/15/45)	254	204,932
4.30%, 10/15/48 (Call 04/15/48)	286	247,649
5.70%, 12/01/36	235	239,824
Wisconsin Power and Light Co.
3.65%, 04/01/50 (Call 10/01/49)	194	146,185
4.10%, 10/15/44 (Call 04/15/44)(a)	251	198,798
6.38%, 08/15/37	220	237,941
7.60%, 10/01/38	170	201,984

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	$305	$201,547
3.30%, 09/01/49 (Call 03/01/49)	190	134,880
3.67%, 12/01/42	195	153,098
4.75%, 11/01/44 (Call 05/01/44)	185	167,236
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	361	262,668
4.80%, 09/15/41 (Call 03/15/41)	234	208,413
6.50%, 07/01/36	245	266,267
		216,436,127
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	328	214,173
2.80%, 12/21/51 (Call 06/21/51)	655	430,901
5.25%, 11/15/39(a)	305	309,988
6.13%, 04/15/39(a)	160	170,327
		1,125,389
Electronics — 0.2%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	449	356,752
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)(a)	589	428,951
3.81%, 11/21/47 (Call 05/21/47)	429	362,006
4.50%, 01/15/34 (Call 10/15/33)	240	236,487
5.38%, 03/01/41	370	382,722
5.70%, 03/15/36	365	392,909
5.70%, 03/15/37	340	365,350
Tyco Electronics Group SA, 7.13%, 10/01/37	393	456,382
		2,981,559
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 (Call 08/11/40)(b)	350	277,683
5.13%, 08/11/61 (Call 08/11/60)(b)	870	654,240
LBJ Infrastructure Group LLC, 3.80%, 12/31/57 (Call 06/30/57)(b)	375	244,923
Mexico City Airport Trust
5.50%, 10/31/46 (Call 04/30/46)(b)	476	364,386
5.50%, 07/31/47 (Call 01/31/47)(a)(b)	1,321	1,010,353
		2,551,585
Entertainment — 0.4%
Warnermedia Holdings Inc.
5.05%, 03/15/42 (Call 09/15/41)	2,940	2,378,671
5.14%, 03/15/52	4,740	3,699,281
5.39%, 03/15/62	2,035	1,582,968
		7,660,920
Environmental Control — 0.2%
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)	130	107,156
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	222	155,866
5.00%, 04/01/34 (Call 01/01/34)	460	460,581
5.70%, 05/15/41 (Call 11/15/40)	360	373,836
6.20%, 03/01/40	312	336,398
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)	561	373,407
3.05%, 04/01/50 (Call 10/01/49)	372	251,255
Waste Management Inc.
2.50%, 11/15/50 (Call 05/15/50)	382	240,289
2.95%, 06/01/41 (Call 12/01/40)	340	251,741
3.90%, 03/01/35 (Call 09/01/34)	272	243,089
Security	Par (000)	Value

Environmental Control (continued)
4.10%, 03/01/45 (Call 09/01/44)	$270	$232,368
4.15%, 07/15/49 (Call 01/15/49)(a)	431	377,824
		3,403,810
Food — 1.9%
Bimbo Bakeries USA Inc., 4.00%, 05/17/51 (Call 11/17/50)(b)	335	269,019
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	367	250,072
4.80%, 03/15/48 (Call 09/15/47)	513	461,747
Cencosud SA, 6.63%, 02/12/45 (Call 08/12/44)(a)(b)	215	213,184
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	775	742,161
5.40%, 11/01/48 (Call 05/01/48)	729	678,771
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)	383	267,193
4.15%, 02/15/43 (Call 08/15/42)(a)	120	103,639
4.55%, 04/17/38 (Call 10/17/37)(a)	139	127,019
4.70%, 04/17/48 (Call 10/17/47)(a)	417	382,460
5.40%, 06/15/40(a)	583	581,435
Grupo Bimbo SAB de CV
4.00%, 09/06/49(b)	290	234,900
4.70%, 11/10/47 (Call 05/10/47)(a)(b)	379	343,983
4.88%, 06/27/44(a)(b)	290	265,849
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)	114	76,591
3.13%, 11/15/49 (Call 05/15/49)	295	216,228
3.38%, 08/15/46 (Call 02/15/46)	340	259,291
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	432	302,636
Ingredion Inc.
3.90%, 06/01/50 (Call 12/01/49)	261	192,176
6.63%, 04/15/37(a)	169	176,514
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
4.38%, 02/02/52 (Call 08/02/51)(b)	846	565,874
6.50%, 12/01/52 (Call 06/01/52)(a)(b)	1,070	967,927
JM Smucker Co. (The)
2.75%, 09/15/41 (Call 03/15/41)	215	150,822
3.55%, 03/15/50 (Call 09/15/49)	315	228,572
4.25%, 03/15/35	504	460,766
4.38%, 03/15/45(a)	369	318,005
Kellogg Co., 4.50%, 04/01/46(a)	463	409,366
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	315	313,643
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	1,960	1,648,280
4.63%, 10/01/39 (Call 04/01/39)	280	249,726
4.88%, 10/01/49 (Call 04/01/49)(a)	1,033	932,479
5.00%, 07/15/35 (Call 01/15/35)	370	365,170
5.00%, 06/04/42	1,080	1,006,529
5.20%, 07/15/45 (Call 01/15/45)	1,190	1,123,390
5.50%, 06/01/50 (Call 12/01/49)	540	531,896
6.50%, 02/09/40	620	662,135
6.88%, 01/26/39	290	324,653
7.13%, 08/01/39(a)(b)	795	883,700
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	390	297,191
3.95%, 01/15/50 (Call 07/15/49)(a)	530	421,643
4.45%, 02/01/47 (Call 08/01/46)(a)	604	519,278
4.65%, 01/15/48 (Call 07/15/47)	355	308,830
5.00%, 04/15/42 (Call 10/15/41)	409	373,822
5.15%, 08/01/43 (Call 02/01/43)	255	234,254

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
5.40%, 07/15/40 (Call 01/15/40)	$340	$326,878
5.40%, 01/15/49 (Call 07/15/48)	366	354,337
6.90%, 04/15/38	395	443,383
Mars Inc.
2.38%, 07/16/40 (Call 01/16/40)(b)	870	593,022
2.45%, 07/16/50 (Call 01/16/50)(b)	332	203,054
3.60%, 04/01/34 (Call 01/01/34)(b)	315	282,611
3.88%, 04/01/39 (Call 10/01/38)(b)	574	486,297
3.95%, 04/01/44 (Call 10/01/43)(a)(b)	288	238,471
3.95%, 04/01/49 (Call 10/01/48)(b)	660	547,262
4.13%, 04/01/54 (Call 10/01/53)(b)	435	359,329
4.20%, 04/01/59 (Call 10/01/58)(b)	447	368,456
McCormick & Co. Inc./MD, 4.20%, 08/15/47
(Call 02/15/47)	190	156,061
Mondelez International Inc., 2.63%, 09/04/50
(Call 03/04/50)	813	522,114
Nestle Holdings Inc.
2.50%, 09/14/41 (Call 03/14/41)(b)	493	350,995
2.63%, 09/14/51 (Call 03/14/51)(b)	471	320,739
3.90%, 09/24/38 (Call 03/24/38)(b)	1,257	1,145,291
4.00%, 09/24/48 (Call 03/24/48)(b)	1,133	992,717
4.70%, 01/15/53 (Call 07/15/52)(b)	950	932,211
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)(a)	685	463,363
3.30%, 02/15/50 (Call 08/15/49)	429	300,319
4.45%, 03/15/48 (Call 09/15/47)	324	271,932
4.50%, 04/01/46 (Call 10/01/45)	426	359,296
4.85%, 10/01/45 (Call 04/01/45)	425	374,642
5.38%, 09/21/35	320	321,925
6.60%, 04/01/40 (Call 10/01/39)	255	276,407
6.60%, 04/01/50 (Call 10/01/49)	733	817,436
Tesco PLC, 6.15%, 11/15/37(b)	375	375,523
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	732	600,120
4.88%, 08/15/34 (Call 02/15/34)(a)	255	247,605
5.10%, 09/28/48 (Call 03/28/48)	1,060	959,546
5.15%, 08/15/44 (Call 02/15/44)	378	338,143
		33,772,304
Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50 (Call 07/29/49)(a)(b)	280	225,596
5.50%, 11/02/47 (Call 05/02/47)	360	302,013
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	320	267,049
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	825	684,722
4.40%, 08/15/47 (Call 02/15/47)	656	545,787
4.80%, 06/15/44 (Call 12/15/43)	631	558,489
5.00%, 09/15/35 (Call 03/15/35)	296	283,645
5.15%, 05/15/46 (Call 11/15/45)(a)	170	155,632
6.00%, 11/15/41 (Call 05/15/41)	633	640,438
Suzano Austria GmbH, 7.00%, 03/16/47 (Call 09/16/46)(a)(b)	763	759,032
		4,422,403
Gas — 1.0%
APA Infrastructure Ltd., 5.00%, 03/23/35 (Call 12/23/34)(b)	214	201,111
Atmos Energy Corp.
2.85%, 02/15/52 (Call 08/15/51)(a)	342	228,950
3.38%, 09/15/49 (Call 03/15/49)	275	202,256
4.13%, 10/15/44 (Call 04/15/44)	490	411,143
4.13%, 03/15/49 (Call 09/15/48)	347	289,908
Security	Par (000)	Value

Gas (continued)
4.15%, 01/15/43 (Call 07/15/42)	$357	$305,229
4.30%, 10/01/48 (Call 04/01/48)	436	376,572
5.50%, 06/15/41 (Call 12/15/40)	325	324,077
5.75%, 10/15/52 (Call 04/15/52)(a)	345	360,908
Boston Gas Co., 4.49%, 02/15/42(b)	380	317,484
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)(b)	409	311,724
4.49%, 03/04/49 (Call 09/04/48)(b)	217	167,158
4.50%, 03/10/46 (Call 09/10/45)(b)	337	264,655
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)(a)	191	156,273
5.85%, 01/15/41 (Call 07/15/40)	338	345,939
6.63%, 11/01/37(a)	200	209,328
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(a)(b)	280	253,228
East Ohio Gas Co. (The), 3.00%, 06/15/50 (Call 12/15/49)(a)(b)	522	334,294
KeySpan Gas East Corp.
3.59%, 01/18/52 (Call 07/18/51)(b)	306	207,638
5.82%, 04/01/41(b)	485	469,699
Korea Gas Corp., 6.25%, 01/20/42(a)(b)	410	472,528
Mega Advance Investments Ltd., 6.38%, 05/12/41(a)(b)	275	298,669
Nakilat Inc., 6.07%, 12/31/33(a)(b)	178	186,199
NiSource Inc.
3.95%, 03/30/48 (Call 09/30/47)	406	318,809
4.38%, 05/15/47 (Call 11/15/46)	565	475,069
4.80%, 02/15/44 (Call 08/15/43)	410	369,168
5.00%, 06/15/52 (Call 12/15/51)	430	393,807
5.25%, 02/15/43 (Call 08/15/42)	474	454,100
5.65%, 02/01/45 (Call 08/01/44)	216	215,874
5.80%, 02/01/42 (Call 08/01/41)	300	291,843
5.95%, 06/15/41 (Call 12/15/40)	386	394,610
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	289	248,050
4.66%, 02/01/44 (Call 08/01/43)(a)	411	368,959
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	306	205,667
3.64%, 11/01/46 (Call 05/01/46)	230	165,266
4.10%, 09/18/34 (Call 03/18/34)	230	205,895
4.65%, 08/01/43 (Call 02/01/43)(a)	240	210,863
5.05%, 05/15/52 (Call 11/15/51)	285	260,029
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	340	269,179
4.45%, 03/15/44 (Call 09/15/43)	210	174,714
5.13%, 11/15/40(a)	269	259,964
5.75%, 06/01/53 (Call 12/01/52)	340	344,459
6.35%, 11/15/52 (Call 05/15/52)	440	485,995
Series KK, 5.75%, 11/15/35(a)	225	228,371
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	310	250,428
Series VV, 4.30%, 01/15/49 (Call 07/15/48)(a)	369	308,194
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	274	212,843
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	311	238,091
4.40%, 06/01/43 (Call 12/01/42)	485	400,280
4.40%, 05/30/47 (Call 11/30/46)	461	379,678
5.88%, 03/15/41 (Call 09/15/40)	391	399,020
6.00%, 10/01/34	175	174,086
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	375	249,838
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	156	99,789
3.80%, 09/29/46 (Call 03/29/46)(a)	195	141,845

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
4.15%, 06/01/49 (Call 12/01/48)	$183	$141,440
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)	190	153,988
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)(a)	215	149,699
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	323	239,471
Series K, 3.80%, 09/15/46 (Call 03/15/46)	312	240,658
		16,815,009
Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	327	239,425
4.10%, 03/01/48 (Call 09/01/47)	318	274,368
Stanley Black & Decker Inc.
2.75%, 11/15/50 (Call 05/15/50)	404	235,073
4.85%, 11/15/48 (Call 05/15/48)(a)	257	214,207
5.20%, 09/01/40	585	536,086
		1,499,159
Health Care - Products — 1.2%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	869	874,726
4.75%, 04/15/43 (Call 10/15/42)	676	661,040
4.90%, 11/30/46 (Call 05/30/46)	2,314	2,312,051
5.30%, 05/27/40	673	698,649
6.00%, 04/01/39	420	468,440
6.15%, 11/30/37	584	655,711
Alcon Finance Corp.
3.80%, 09/23/49 (Call 03/23/49)(b)	454	347,242
5.75%, 12/06/52 (Call 06/06/52)(b)	415	427,488
Baxter International Inc.
3.13%, 12/01/51 (Call 06/01/51)(a)	540	346,768
3.50%, 08/15/46 (Call 02/15/46)	464	319,515
4.50%, 06/15/43 (Call 12/15/42)	145	115,486
6.25%, 12/01/37	145	147,512
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	305	281,534
4.70%, 03/01/49 (Call 09/01/48)(a)	339	313,121
6.50%, 11/15/35(a)	320	352,975
7.38%, 01/15/40	300	355,311
Covidien International Finance SA, 6.55%, 10/15/37	295	335,010
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)(a)	659	432,338
2.80%, 12/10/51 (Call 06/10/51)(a)	693	464,708
4.38%, 09/15/45 (Call 03/15/45)	345	312,119
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	661	534,964
3.40%, 11/15/49 (Call 05/15/49)	853	656,302
GE Healthcare Holding LLC, 6.38%, 11/22/52
(Call 05/22/52)(b)	825	899,395
Koninklijke Philips NV
5.00%, 03/15/42	309	284,458
6.88%, 03/11/38(a)	681	769,298
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)(a)	50	43,455
4.38%, 03/15/35	1,344	1,303,142
4.63%, 03/15/45	1,285	1,233,234
Revvity Inc., 3.63%, 03/15/51 (Call 09/15/50)(a)	253	180,785
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51
(Call 09/15/50)	491	357,061
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	395	268,958
4.10%, 04/01/43 (Call 10/01/42)	602	510,954
Security	Par (000)	Value

Health Care - Products (continued)
4.38%, 05/15/44 (Call 11/15/43)	$315	$275,152
4.63%, 03/15/46 (Call 09/15/45)	575	525,851
Thermo Fisher Scientific Inc.
2.80%, 10/15/41 (Call 04/15/41)	720	531,211
4.10%, 08/15/47 (Call 02/15/47)	747	660,652
5.30%, 02/01/44 (Call 08/01/43)	333	338,983
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	189	163,310
4.45%, 08/15/45 (Call 02/15/45)	189	159,425
5.75%, 11/30/39	299	297,972
		20,216,306
Health Care - Services — 4.4%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	182	118,148
Adventist Health System/West, 3.63%, 03/01/49 (Call 09/01/48)	240	171,474
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	248	185,635
4.27%, 08/15/48 (Call 02/15/48)	208	182,091
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)(a)	145	100,223
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	623	478,125
4.13%, 11/15/42 (Call 05/15/42)	484	392,884
4.50%, 05/15/42 (Call 11/15/41)	583	499,912
4.75%, 03/15/44 (Call 09/15/43)	197	173,158
6.63%, 06/15/36	556	610,494
6.75%, 12/15/37	454	493,376
AHS Hospital Corp.
5.02%, 07/01/45(a)	300	291,237
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	344	221,335
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)(a)	185	119,519
4.81%, 11/15/45 (Call 05/15/45)(a)	175	159,720
Series 2019, 3.89%, 04/15/49(a)	266	211,065
Anthem Inc., 4.55%, 05/15/52 (Call 11/15/51)(a)	600	527,037
Ascension Health
3.95%, 11/15/46(a)	684	574,890
4.85%, 11/15/53	360	347,580
Series B, 3.11%, 11/15/39 (Call 05/15/39)	534	409,595
Banner Health
2.91%, 01/01/42 (Call 07/01/41)	215	156,284
2.91%, 01/01/51 (Call 07/01/50)	245	163,230
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	184	130,415
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41	193	164,387
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)	10	5,922
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	370	273,628
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	176	144,177
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	390	323,619
4.19%, 11/15/45 (Call 05/15/45)	363	316,181
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	443	294,440
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51 (Call 01/01/51)	210	136,831
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	204	154,779
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	226	155,522

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	$222	$150,786
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	285	174,786
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)(a)	177	151,800
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	245	154,395
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	156	138,296
Children’s Hospital of Philadelphia (The), Series 2020,
2.70%, 07/01/50 (Call 01/01/50)	290	189,527
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	204	129,202
City of Hope
Series 2013, 5.62%, 11/15/43	232	231,186
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	249	204,878
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	285	256,787
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)	418	319,343
3.91%, 10/01/50 (Call 04/01/50)	447	340,460
4.19%, 10/01/49 (Call 04/01/49)	487	391,115
4.35%, 11/01/42(a)	244	208,134
6.46%, 11/01/52 (Call 05/01/52)(a)	215	242,876
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	253	164,725
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	344	248,230
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	214	169,440
Dignity Health
4.50%, 11/01/42	201	175,083
5.27%, 11/01/64	80	73,624
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	453	373,669
Elevance Health Inc.
3.13%, 05/15/50 (Call 11/15/49)	773	532,947
3.60%, 03/15/51 (Call 09/15/50)	869	654,032
3.70%, 09/15/49 (Call 03/15/49)	712	547,708
4.38%, 12/01/47 (Call 06/01/47)	1,004	865,263
4.55%, 03/01/48 (Call 09/01/47)	756	663,305
4.63%, 05/15/42	591	528,595
4.65%, 01/15/43	697	630,792
4.65%, 08/15/44 (Call 02/15/44)	662	589,959
4.85%, 08/15/54 (Call 02/15/54)	230	193,277
5.10%, 01/15/44	537	506,630
5.13%, 02/15/53 (Call 08/15/52)	235	225,271
5.85%, 01/15/36	288	300,092
5.95%, 12/15/34	485	508,071
6.10%, 10/15/52 (Call 04/15/52)	655	706,932
6.38%, 06/15/37	288	314,946
Franciscan Missionaries of Our Lady Health System Inc.,
Series B, 3.91%, 07/01/49 (Call 01/01/49)(a)	145	109,603
Fred Hutchinson Cancer Center, 4.97%, 01/01/52
(Call 07/01/51)(a)	120	117,148
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	390	329,502
4.50%, 07/01/57 (Call 01/01/57)	205	179,894
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	265	185,321
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	339	224,240
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	215	151,144
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)(a)	1,016	683,717
Security	Par (000)	Value

Health Care - Services (continued)
4.38%, 03/15/42 (Call 09/15/41)(b)	$480	$388,898
4.63%, 03/15/52 (Call 09/15/51)(b)	1,398	1,125,894
5.13%, 06/15/39 (Call 12/15/38)	887	811,724
5.25%, 06/15/49 (Call 12/15/48)	1,525	1,345,173
5.50%, 06/15/47 (Call 12/15/46)	1,340	1,226,418
5.90%, 06/01/53 (Call 12/01/52)	555	534,936
Health Care Service Corp. A Mutual Legal Reserve Co., 3.20%, 06/01/50 (Call 12/01/49)(b)	405	283,352
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	295	237,957
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	314	248,607
4.63%, 12/01/42 (Call 06/01/42)	482	424,848
4.80%, 03/15/47 (Call 09/15/46)	388	342,443
4.95%, 10/01/44 (Call 04/01/44)	476	429,268
5.50%, 03/15/53 (Call 09/15/52)	490	479,722
8.15%, 06/15/38	179	215,061
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	379	319,182
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	170	113,273
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)	210	177,984
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	275	202,198
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	189	143,682
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46(a)	481	394,846
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	1,054	917,109
4.88%, 04/01/42	539	524,327
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	837	615,354
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	730	531,227
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	810	561,886
Laboratory Corp. of America Holdings, 4.70%, 02/01/45
(Call 08/01/44)	738	645,754
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	142	112,173
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	89	64,178
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	399	273,521
Mayo Clinic
3.77%, 11/15/43	15	12,563
Series 2013, 4.00%, 11/15/47	100	85,060
Series 2016, 4.13%, 11/15/52(a)	365	312,616
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	396	269,327
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)(a)	231	201,874
MedStar Health Inc., Series 20A, 3.63%, 08/15/49(a)	205	151,004
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	177	131,376
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	155	131,166
5.00%, 07/01/42	411	402,713
Series 2015, 4.20%, 07/01/55(a)	335	281,108
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	50	34,484
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	460	294,792
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	198	137,697
Montefiore Obligated Group
4.29%, 09/01/50(a)	135	82,208
Series 18-C, 5.24%, 11/01/48	258	189,376

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	$185	$142,417
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48(a)	279	224,601
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	274	205,838
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	355	243,074
MultiCare Health System, 2.80%, 08/15/50
(Call 02/15/50)(a)	201	123,822
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52
(Call 05/01/52)(a)	195	177,079
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	185	124,897
2.61%, 08/01/60 (Call 02/01/60)(a)	155	89,575
3.56%, 08/01/36	175	149,686
4.02%, 08/01/45	310	263,909
4.06%, 08/01/56	198	161,917
4.76%, 08/01/2116	180	152,140
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	250	179,193
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	258	193,626
3.98%, 11/01/46 (Call 11/01/45)	330	254,557
4.26%, 11/01/47 (Call 11/01/46)(a)	589	481,864
6.15%, 11/01/43	315	323,685
Northwestern Memorial Healthcare Obligated Group,
Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(a)	184	117,277
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	190	145,359
3.17%, 11/01/51 (Call 05/01/51)	437	307,520
3.32%, 11/01/61 (Call 05/01/61)	276	187,266
4.37%, 11/01/43	195	173,066
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50
(Call 04/01/50)(a)	209	130,315
NYU Langone Hospitals
5.75%, 07/01/43	80	84,082
Series 2020, 3.38%, 07/01/55 (Call 01/01/55)	130	90,488
Ochsner Clinic Foundation, 5.90%, 05/15/45
(Call 11/15/44)	240	242,635
OhioHealth Corp.
2.83%, 11/15/41 (Call 05/15/41)	225	164,118
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	180	127,229
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	185	132,052
4.09%, 10/01/48 (Call 04/01/48)	225	178,447
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	257	232,084
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	300	202,590
Piedmont Healthcare Inc.
2.86%, 01/01/52 (Call 07/01/51)	254	163,135
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	245	170,482
Presbyterian Healthcare Services, 4.88%, 08/01/52
(Call 02/01/52)	175	172,540
Providence St Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	610	359,814
Series A, 3.93%, 10/01/48 (Call 04/01/48)(a)	305	240,015
Series I, 3.74%, 10/01/47(a)	180	134,605
Queen’s Health Systems (The), 4.81%, 07/01/52
(Call 01/01/52)	135	126,410
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)	398	346,898
Rady Children’s Hospital-San Diego/CA, Series 21A,
3.15%, 08/15/51 (Call 08/15/50)(a)	195	137,676
Security	Par (000)	Value

Health Care - Services (continued)
Roche Holdings Inc.
2.61%, 12/13/51 (Call 06/13/51)(b)	$1,656	$1,103,465
4.00%, 11/28/44 (Call 05/28/44)(a)(b)	831	718,630
7.00%, 03/01/39(a)(b)	645	786,162
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	264	198,825
3.95%, 07/01/46 (Call 07/01/45)	175	144,418
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	255	166,758
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	210	141,431
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	135	86,215
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)	200	180,239
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	297	205,016
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	418	338,696
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	173	120,763
Sutter Health
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	168	134,206
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	145	108,233
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	296	206,741
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	255	147,956
4.33%, 11/15/55	210	180,850
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	240	237,406
Trinity Health Corp.
4.13%, 12/01/45(a)	330	284,486
Series 2019, 3.43%, 12/01/48(a)	163	125,041
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	286	201,476
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)	105	103,124
UnitedHealth Group Inc.
2.75%, 05/15/40 (Call 11/15/39)	755	558,881
2.90%, 05/15/50 (Call 11/15/49)(a)	876	606,171
3.05%, 05/15/41 (Call 11/15/40)	1,052	807,217
3.13%, 05/15/60 (Call 11/15/59)	585	396,490
3.25%, 05/15/51 (Call 11/15/50)	1,407	1,026,465
3.50%, 08/15/39 (Call 02/15/39)	892	743,073
3.70%, 08/15/49 (Call 02/15/49)	895	710,660
3.75%, 10/15/47 (Call 04/15/47)	690	554,702
3.88%, 08/15/59 (Call 02/15/59)	816	644,405
3.95%, 10/15/42 (Call 04/15/42)	462	392,881
4.20%, 01/15/47 (Call 07/15/46)	550	479,054
4.25%, 03/15/43 (Call 09/15/42)	604	542,142
4.25%, 04/15/47 (Call 10/15/46)	526	458,559
4.25%, 06/15/48 (Call 12/15/47)	768	669,977
4.38%, 03/15/42 (Call 09/15/41)	425	381,763
4.45%, 12/15/48 (Call 06/15/48)	740	666,157
4.63%, 07/15/35	122	119,687
4.63%, 11/15/41 (Call 05/15/41)	524	490,188
4.75%, 07/15/45	1,395	1,315,153
4.75%, 05/15/52 (Call 11/15/51)	1,315	1,233,588
4.95%, 05/15/62 (Call 11/15/61)	682	644,222
5.05%, 04/15/53 (Call 10/15/52)	1,390	1,364,718
5.20%, 04/15/63 (Call 10/15/62)	1,260	1,233,509
5.70%, 10/15/40 (Call 04/15/40)	314	330,742
5.80%, 03/15/36	683	731,234
5.88%, 02/15/53 (Call 08/15/52)(a)	1,380	1,508,897
5.95%, 02/15/41 (Call 08/15/40)	364	390,808
6.05%, 02/15/63 (Call 08/15/62)	1,035	1,142,809

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
6.50%, 06/15/37	$581	$651,067
6.63%, 11/15/37	541	620,144
6.88%, 02/15/38	920	1,093,533
UPMC, 5.38%, 05/15/43	52	50,463
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	190	131,833
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	155	102,876
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	235	206,339
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)(a)	248	158,486
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	225	135,676
		76,404,692
Holding Companies - Diversified — 0.1%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(a)(b)	150	146,152
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49 (Call 03/06/49)(b)	985	753,958
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(b)	470	565,752
JAB Holdings BV
3.75%, 05/28/51 (Call 11/28/50)(b)	429	278,802
4.50%, 04/08/52 (Call 10/08/51)(b)	270	196,785
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(b)	565	373,340
		2,314,789
Home Builders — 0.0%
MDC Holdings Inc.
3.97%, 08/06/61 (Call 02/06/61)	220	129,079
6.00%, 01/15/43 (Call 10/15/42)	386	339,634
PulteGroup Inc., 6.00%, 02/15/35(a)	290	295,894
		764,607
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/51 (Call 05/15/51)(a)	368	262,829
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)(a)	361	287,125
4.60%, 05/15/50 (Call 11/15/49)(a)	366	296,586
5.15%, 03/01/43(a)	186	163,949
		1,010,489
Household Products & Wares — 0.3%
Church & Dwight Co. Inc.
3.95%, 08/01/47 (Call 02/01/47)	414	336,064
5.00%, 06/15/52 (Call 12/15/51)	350	337,400
Kimberly-Clark Corp.
2.88%, 02/07/50 (Call 08/07/49)(a)	426	303,504
3.20%, 07/30/46 (Call 01/30/46)(a)	374	280,923
3.70%, 06/01/43	230	182,618
3.90%, 05/04/47 (Call 11/04/46)	445	378,212
5.30%, 03/01/41	315	325,361
6.63%, 08/01/37	600	713,917
SC Johnson & Son Inc.
4.00%, 05/15/43 (Call 02/15/43)(b)	355	291,345
4.35%, 09/30/44 (Call 03/30/44)(a)(b)	255	220,453
4.75%, 10/15/46 (Call 04/16/46)(b)	585	531,932
4.80%, 09/01/40(b)	555	516,127
		4,417,856
Insurance — 5.1%
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	151	119,682
4.75%, 01/15/49 (Call 07/15/48)	348	313,935
6.45%, 08/15/40	336	349,976
Security	Par (000)	Value

Insurance (continued)
AIA Group Ltd.
3.20%, 09/16/40 (Call 03/16/40)(b)	$990	$743,205
4.50%, 03/16/46 (Call 09/16/45)(b)	345	308,053
4.88%, 03/11/44(b)	282	266,509
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	215	150,546
4.90%, 09/15/44 (Call 03/15/44)(a)	179	166,807
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	407	311,741
4.20%, 12/15/46 (Call 06/15/46)	649	529,276
4.50%, 06/15/43	352	304,423
5.35%, 06/01/33	38	37,781
5.55%, 05/09/35	417	429,157
5.95%, 04/01/36(a)	390	416,740
6.50%, 05/15/67 (Call 05/15/37),
(3-mo. LIBOR US + 2.120%)(d)	270	263,250
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	430	351,485
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	315	272,100
4.38%, 06/30/50 (Call 12/30/49)	770	636,705
4.50%, 07/16/44 (Call 01/16/44)	467	394,285
4.75%, 04/01/48 (Call 10/01/47)	739	644,766
4.80%, 07/10/45 (Call 01/10/45)	565	496,456
6.25%, 05/01/36	470	491,580
AmFam Holdings Inc., 3.83%, 03/11/51 (Call 09/11/50)(b)	421	261,513
Aon Corp., 6.25%, 09/30/40(a)	342	361,213
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (Call 02/23/51)	434	277,206
3.90%, 02/28/52 (Call 08/28/51)	715	551,530
Aon Global Ltd.
4.25%, 12/12/42	256	203,165
4.45%, 05/24/43 (Call 02/24/43)	250	203,909
4.60%, 06/14/44 (Call 03/14/44)	464	404,751
4.75%, 05/15/45 (Call 11/15/44)(a)	179	159,393
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	280	247,615
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	743	542,581
7.35%, 05/01/34(a)	345	396,339
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	330	301,006
Arthur J Gallagher & Co.
3.05%, 03/09/52 (Call 09/09/51)	140	88,365
3.50%, 05/20/51 (Call 11/20/50)	822	573,580
5.75%, 03/02/53 (Call 09/02/52)(a)	489	487,307
Assurant Inc., 6.75%, 02/15/34	153	158,000
Assured Guaranty Municipal Holdings Inc., 6.40%,
12/15/66 (Call 12/15/36),
(1-mo. LIBOR US + 2.215%)(b)(d)	97	86,330
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51 (Call 03/15/51)	360	241,382
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	365	219,736
3.95%, 05/25/51 (Call 11/25/50)	421	276,351
AXIS Specialty Finance PLC, 5.15%, 04/01/45	203	170,203
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51 (Call 07/15/50)	516	331,667
2.85%, 10/15/50 (Call 04/15/50)	1,186	817,306
3.85%, 03/15/52 (Call 09/15/51)	1,870	1,525,507
4.20%, 08/15/48 (Call 02/15/48)	1,561	1,394,957
4.25%, 01/15/49 (Call 07/15/48)	1,310	1,180,112

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.30%, 05/15/43(a)	$561	$510,260
4.40%, 05/15/42(a)	567	534,874
5.75%, 01/15/40(a)	564	623,105
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	761	721,484
Brighthouse Financial Inc.
3.85%, 12/22/51 (Call 06/22/51)(a)	240	147,214
4.70%, 06/22/47 (Call 12/22/46)(a)	726	530,163
Brown & Brown Inc., 4.95%, 03/17/52 (Call 09/17/51)	410	346,147
Chubb Corp. (The)
6.00%, 05/11/37	675	726,549
Series 1, 6.50%, 05/15/38	640	731,060
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	420	286,041
3.05%, 12/15/61 (Call 06/15/61)(a)	660	434,983
4.15%, 03/13/43	346	299,248
4.35%, 11/03/45 (Call 05/03/45)	935	834,683
6.70%, 05/15/36	231	261,838
Cincinnati Financial Corp., 6.13%, 11/01/34	335	358,689
CNA Financial Corp., 5.50%, 06/15/33	50	49,257
Corebridge Financial Inc.
4.35%, 04/05/42	330	263,906
4.40%, 04/05/52	930	707,798
Empower Finance 2020 LP, 3.08%, 09/17/51 (Call 03/17/51)(a)(b)	472	301,012
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	985	829,453
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	640	409,405
3.50%, 10/15/50 (Call 04/15/50)	776	541,788
4.87%, 06/01/44(a)	290	259,217
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33), (3-mo. LIBOR US + 3.744%)(b)(d)	260	252,519
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34), (3-mo. LIBOR US + 3.454%)(a)(b)(d)	340	308,934
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37), (3-mo. LIBOR US + 1.374%)(b)(d)	395	306,951
Fidelity National Financial Inc., 3.20%, 09/17/51 (Call 03/17/51)	330	193,829
Five Corners Funding Trust IV, 6.00%, 02/15/53 (Call 08/15/52)(b)	601	597,961
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(b)	311	259,657
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	561	441,152
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)(b)	214	142,305
4.85%, 01/24/77(b)	265	224,485
4.88%, 06/19/64(a)(b)	446	391,423
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	320	204,769
3.60%, 08/19/49 (Call 02/19/49)	482	359,891
4.30%, 04/15/43	404	327,833
4.40%, 03/15/48 (Call 09/15/47)	370	308,769
5.95%, 10/15/36	325	334,324
6.10%, 10/01/41	291	295,125
6.63%, 03/30/40	225	236,508
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(b)	200	133,359
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)(a)	360	235,864
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(b)	1,161	839,699
3.95%, 05/15/60 (Call 11/15/59)(b)	429	292,744
4.85%, 08/01/44(a)(b)	95	79,329
Security	Par (000)	Value

Insurance (continued)
5.50%, 06/15/52 (Call 12/15/51)(b)	$645	$599,557
6.50%, 03/15/35(b)	355	366,484
6.50%, 05/01/42(b)	230	236,095
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)(b)	205	230,671
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	266	187,634
4.38%, 06/15/50 (Call 12/15/49)(a)	206	144,791
6.30%, 10/09/37(a)	266	263,034
7.00%, 06/15/40	413	425,077
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	400	327,669
6.00%, 02/01/35	351	367,059
Manulife Financial Corp., 5.38%, 03/04/46	510	498,710
Maple Grove Funding Trust I, 4.16%, 08/15/51 (Call 02/15/51)(b)	485	339,905
Markel Group Inc.
3.45%, 05/07/52 (Call 11/07/51)	385	261,373
4.15%, 09/17/50 (Call 03/17/50)(a)	510	392,606
4.30%, 11/01/47 (Call 05/01/47)	214	172,112
5.00%, 03/30/43	220	191,092
5.00%, 04/05/46	350	307,267
5.00%, 05/20/49 (Call 11/20/48)	428	382,278
Marsh & McLennan Companies Inc.
2.90%, 12/15/51 (Call 06/15/51)(a)	230	151,336
4.20%, 03/01/48 (Call 09/01/47)	415	346,876
4.35%, 01/30/47 (Call 07/30/46)	556	472,097
4.75%, 03/15/39 (Call 09/15/38)	365	338,245
4.90%, 03/15/49 (Call 09/15/48)	836	766,802
5.45%, 03/15/53 (Call 09/15/52)	440	439,868
5.88%, 08/01/33	275	294,520
6.25%, 11/01/52 (Call 05/01/52)	330	366,036
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)(b)	340	219,242
3.38%, 04/15/50(a)(b)	374	265,324
3.73%, 10/15/70(b)	641	431,922
4.50%, 04/15/65(b)	265	205,007
4.90%, 04/01/77(b)	324	275,725
5.08%, 02/15/69 (Call 02/15/49), (3-mo. LIBOR US + 3.191%)(b)(d)	295	263,641
5.38%, 12/01/41(a)(b)	391	356,667
5.67%, 12/01/52 (Call 06/01/52)(b)	475	480,609
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(a)(b)	370	386,222
MetLife Inc.
4.05%, 03/01/45	733	603,752
4.13%, 08/13/42	538	444,679
4.60%, 05/13/46 (Call 11/13/45)	507	443,817
4.72%, 12/15/44	367	324,835
4.88%, 11/13/43	687	621,446
5.00%, 07/15/52 (Call 01/15/52)(a)	805	732,003
5.25%, 01/15/54 (Call 07/15/53)(a)	670	637,315
5.70%, 06/15/35	849	876,601
5.88%, 02/06/41	686	698,898
6.38%, 06/15/34	907	998,580
6.40%, 12/15/66 (Call 12/15/31)(a)	713	702,646
9.25%, 04/08/68 (Call 04/08/33)(a)(b)	390	457,275
10.75%, 08/01/69 (Call 08/01/34)	411	534,752
Mutual of Omaha Insurance Co., 6.80%, 06/15/36(b)	65	67,884
National Life Insurance Co., 5.25%, 07/19/68 (Call 07/19/48), (3-mo. LIBOR US + 3.314%)(a)(b)(d)	105	98,217

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(b)	$870	$630,429
5.30%, 11/18/44(a)(b)	459	408,844
6.75%, 05/15/87	145	136,300
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(a)(b)	814	611,753
4.95%, 04/22/44(b)	212	179,117
9.38%, 08/15/39(b)	661	853,660
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(b)	988	750,518
4.45%, 05/15/69 (Call 11/15/68)(b)	626	523,116
6.75%, 11/15/39(b)	775	882,996
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(b)	640	455,361
3.63%, 09/30/59 (Call 03/30/59)(b)	840	600,091
3.85%, 09/30/47 (Call 03/30/47)(b)	830	645,179
6.06%, 03/30/40(a)(b)	956	987,129
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(a)(b)	210	188,625
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)(a)	505	355,173
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(b)	160	113,427
Pacific Life Insurance Co.
4.30%, 10/24/67 (Call 10/24/47), (3-mo. LIBOR US + 2.796%)(b)(d)	505	380,413
9.25%, 06/15/39(b)	205	268,581
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(a)(b)	425	292,651
5.13%, 01/30/43(b)	235	217,122
5.40%, 09/15/52 (Call 03/15/52)(b)	580	554,401
6.60%, 09/15/33(a)(b)	570	618,800
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	315	212,042
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(b)	521	451,637
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)	185	147,145
4.35%, 05/15/43	308	250,214
4.63%, 09/15/42	232	198,003
5.50%, 03/15/53 (Call 09/15/52)(a)	190	177,644
6.05%, 10/15/36	471	487,946
Progressive Corp. (The)
3.70%, 01/26/45	255	198,848
3.70%, 03/15/52 (Call 09/15/51)	345	267,505
3.95%, 03/26/50 (Call 09/26/49)	383	314,196
4.13%, 04/15/47 (Call 10/15/46)	608	509,592
4.20%, 03/15/48 (Call 09/15/47)	456	388,363
4.35%, 04/25/44	269	233,185
Prudential Financial Inc.
3.00%, 03/10/40 (Call 09/10/39)	350	260,050
3.70%, 03/13/51 (Call 09/13/50)	1,079	812,216
3.91%, 12/07/47 (Call 06/07/47)	646	501,135
3.94%, 12/07/49 (Call 06/07/49)	699	546,320
4.35%, 02/25/50 (Call 08/25/49)	659	551,836
4.42%, 03/27/48 (Call 09/27/47)	300	250,120
4.60%, 05/15/44	513	447,042
5.70%, 12/14/36(a)	516	541,645
5.75%, 07/15/33(a)	127	134,253
6.63%, 12/01/37	335	373,063
6.63%, 06/21/40	274	299,738
Securian Financial Group Inc., 4.80%, 04/15/48(b)	210	168,917
Security	Par (000)	Value

Insurance (continued)
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	$262	$239,729
Sompo International Holdings Ltd., 7.00%, 07/15/34(a)	180	196,189
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(b)	1,090	753,975
4.27%, 05/15/47 (Call 11/15/46)(b)	1,325	1,095,628
4.90%, 09/15/44(a)(b)	1,022	929,625
6.85%, 12/16/39(b)	920	1,024,230
Transatlantic Holdings Inc., 8.00%, 11/30/39	364	449,143
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)(a)	330	208,864
3.05%, 06/08/51 (Call 12/08/50)(a)	530	370,916
3.75%, 05/15/46 (Call 11/15/45)	332	262,701
4.00%, 05/30/47 (Call 11/30/46)	469	392,946
4.05%, 03/07/48 (Call 09/07/47)	326	271,313
4.10%, 03/04/49 (Call 09/04/48)	706	596,569
4.30%, 08/25/45 (Call 02/25/45)	290	252,801
4.60%, 08/01/43	330	301,365
5.35%, 11/01/40	605	619,413
6.25%, 06/15/37	717	797,264
6.75%, 06/20/36	262	301,831
Travelers Cos. Inc. (The), 5.45%, 05/25/53	240	247,007
Trinity Acquisition PLC, 6.13%, 08/15/43	224	211,844
Unum Group
4.13%, 06/15/51 (Call 12/15/50)	400	281,626
4.50%, 12/15/49 (Call 06/15/49)(a)	320	235,683
5.75%, 08/15/42	330	302,205
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	235	144,074
3.55%, 03/30/52 (Call 09/30/51)	273	192,440
4.00%, 05/12/50 (Call 11/12/49)	432	336,249
4.75%, 08/01/44	235	206,520
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)(b)	170	172,044
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(b)	335	226,661
5.15%, 01/15/49 (Call 07/15/48)(a)(b)	285	253,799
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	436	311,546
5.05%, 09/15/48 (Call 03/15/48)	238	202,430
WR Berkley Corp., 6.25%, 02/15/37(a)	250	267,380
XL Group Ltd., 5.25%, 12/15/43	210	208,058
		89,171,748
Internet — 1.9%
Alibaba Group Holding Ltd.
2.70%, 02/09/41 (Call 08/09/40)	728	486,641
3.15%, 02/09/51 (Call 08/09/50)(a)	1,130	731,464
3.25%, 02/09/61 (Call 08/09/60)(a)	765	473,392
4.00%, 12/06/37 (Call 06/06/37)	612	519,128
4.20%, 12/06/47 (Call 06/06/47)	1,327	1,043,744
4.40%, 12/06/57 (Call 06/06/57)(a)	675	530,938
4.50%, 11/28/34 (Call 05/28/34)	325	303,403
Alphabet Inc.
1.90%, 08/15/40 (Call 02/15/40)(a)	920	627,687
2.05%, 08/15/50 (Call 02/15/50)	1,708	1,048,101
2.25%, 08/15/60 (Call 02/15/60)(a)	1,744	1,040,711
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)(a)	1,806	1,174,232
2.70%, 06/03/60 (Call 12/03/59)	1,413	896,345
2.88%, 05/12/41 (Call 11/12/40)	1,472	1,122,040

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
3.10%, 05/12/51 (Call 11/12/50)	$2,286	$1,672,308
3.25%, 05/12/61 (Call 11/12/60)	1,247	885,712
3.88%, 08/22/37 (Call 02/22/37)	1,878	1,721,121
3.95%, 04/13/52 (Call 10/13/51)	2,015	1,724,407
4.05%, 08/22/47 (Call 02/22/47)	2,269	2,014,111
4.10%, 04/13/62 (Call 10/13/61)(a)	1,000	846,374
4.25%, 08/22/57 (Call 02/22/57)	1,530	1,357,247
4.80%, 12/05/34 (Call 06/05/34)	679	694,499
4.95%, 12/05/44 (Call 06/05/44)	1,086	1,096,520
eBay Inc.
3.65%, 05/10/51 (Call 11/10/50)	425	304,316
4.00%, 07/15/42 (Call 01/15/42)	856	680,093
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	208	162,328
Meta Platforms Inc.
4.45%, 08/15/52 (Call 02/15/52)	1,845	1,560,920
4.65%, 08/15/62 (Call 02/15/62)	935	795,505
5.60%, 05/15/53 (Call 11/15/52)	770	769,507
5.75%, 05/15/63	770	766,556
Prosus NV
3.83%, 02/08/51 (Call 08/08/50)(b)	715	421,272
4.03%, 08/03/50 (Call 02/03/50)(b)	962	582,244
4.99%, 01/19/52 (Call 07/19/51)(b)	707	495,469
Tencent Holdings Ltd.
3.24%, 06/03/50 (Call 12/03/49)(b)	1,307	861,825
3.29%, 06/03/60 (Call 12/03/59)(a)(b)	663	413,443
3.68%, 04/22/41 (Call 10/22/40)(a)(b)	527	407,435
3.84%, 04/22/51 (Call 10/22/50)(b)	1,245	919,893
3.93%, 01/19/38 (Call 07/19/37)(b)	670	561,487
3.94%, 04/22/61 (Call 10/22/60)(b)	540	383,790
4.53%, 04/11/49 (Call 10/11/48)(b)	444	371,250
		32,467,458
Iron & Steel — 0.3%
ArcelorMittal SA
6.75%, 03/01/41(a)	390	385,348
7.00%, 10/15/39(a)	480	492,940
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	378	237,873
3.85%, 04/01/52 (Call 09/01/51)	500	384,016
4.40%, 05/01/48 (Call 11/01/47)	280	237,349
5.20%, 08/01/43 (Call 02/01/43)	217	211,352
6.40%, 12/01/37(a)	155	172,999
Reliance Steel & Aluminum Co., 6.85%, 11/15/36(a)	195	212,168
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)	302	197,162
Vale Overseas Ltd.
6.88%, 11/21/36	1,131	1,175,665
6.88%, 11/10/39	940	968,246
8.25%, 01/17/34	345	399,500
Vale SA, 5.63%, 09/11/42(a)	166	157,093
		5,231,711
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52 (Call 10/01/51)	265	191,223
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)(a)	204	154,541
		345,764
Lodging — 0.0%
Marriott International Inc./MD
4.50%, 10/01/34 (Call 04/01/34)	150	131,505
Series II, 2.75%, 10/15/33 (Call 07/15/33)(a)	352	280,141
		411,646
Security	Par (000)	Value

Machinery — 0.5%
ABB Finance USA Inc., 4.38%, 05/08/42(a)	$350	$309,696
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	703	543,914
3.25%, 04/09/50 (Call 10/09/49)	843	655,744
3.80%, 08/15/42(a)	1,083	940,219
4.30%, 05/15/44 (Call 11/15/43)	251	233,465
4.75%, 05/15/64 (Call 11/15/63)	322	302,977
5.20%, 05/27/41	597	619,176
5.30%, 09/15/35	197	205,409
6.05%, 08/15/36	773	859,141
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)(a)	323	239,080
3.75%, 04/15/50 (Call 10/15/49)(a)	606	527,686
3.90%, 06/09/42 (Call 12/09/41)(a)	885	793,225
Dover Corp.
5.38%, 10/15/35(a)	285	291,459
5.38%, 03/01/41 (Call 12/01/40)	262	258,593
6.60%, 03/15/38	160	178,612
Otis Worldwide Corp.
3.11%, 02/15/40 (Call 08/15/39)(a)	549	417,575
3.36%, 02/15/50 (Call 08/15/49)	555	399,738
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	305	195,817
4.20%, 03/01/49 (Call 09/01/48)	429	379,624
6.25%, 12/01/37	165	180,215
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	280	236,912
		8,768,277
Manufacturing — 0.7%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)(a)	369	247,815
3.25%, 08/26/49 (Call 02/26/49)(a)	784	533,348
3.63%, 10/15/47 (Call 04/15/47)	426	310,798
3.70%, 04/15/50 (Call 10/15/49)(a)	438	330,248
3.88%, 06/15/44(a)	150	117,676
4.00%, 09/14/48 (Call 03/14/48)(a)	794	635,430
5.70%, 03/15/37(a)	435	446,722
Eaton Corp.
3.92%, 09/15/47 (Call 03/15/47)	235	195,571
4.15%, 11/02/42	715	623,067
4.70%, 08/23/52 (Call 02/23/52)(a)	477	449,609
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	545	516,871
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)(a)	527	448,947
4.50%, 03/11/44	455	401,457
5.88%, 01/14/38(a)	360	386,355
6.15%, 08/07/37	421	449,324
6.88%, 01/10/39	465	546,444
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)(a)	499	437,099
4.88%, 09/15/41 (Call 03/15/41)	570	565,618
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	594	488,178
4.10%, 03/01/47 (Call 09/01/46)	350	293,375
4.20%, 11/21/34 (Call 05/21/34)	277	255,669
4.45%, 11/21/44 (Call 05/21/44)	327	291,268
6.25%, 05/15/38	345	373,270
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(b)	1,280	969,682
3.30%, 09/15/46(a)(b)	884	681,420

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
4.20%, 03/16/47(b)	$820	$739,631
4.40%, 05/27/45(a)(b)	1,068	986,727
		12,721,619
Media — 4.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (Call 12/01/40)(a)	1,047	690,895
3.50%, 03/01/42 (Call 09/01/41)	995	649,774
3.70%, 04/01/51 (Call 10/01/50)	1,439	882,287
3.85%, 04/01/61 (Call 10/01/60)	1,132	667,422
3.90%, 06/01/52 (Call 12/01/51)	1,673	1,052,379
3.95%, 06/30/62 (Call 12/30/61)	985	590,498
4.40%, 12/01/61 (Call 06/01/61)	1,013	657,999
4.80%, 03/01/50 (Call 09/01/49)	2,162	1,582,812
5.13%, 07/01/49 (Call 01/01/49)	912	694,489
5.25%, 04/01/53 (Call 10/01/52)	1,052	820,223
5.38%, 04/01/38 (Call 10/01/37)	439	370,219
5.38%, 05/01/47 (Call 11/01/46)	1,695	1,352,092
5.50%, 04/01/63 (Call 10/01/62)	700	541,246
5.75%, 04/01/48 (Call 10/01/47)	1,707	1,412,847
6.38%, 10/23/35 (Call 04/23/35)	1,426	1,379,826
6.48%, 10/23/45 (Call 04/23/45)	2,325	2,104,181
6.83%, 10/23/55 (Call 04/23/55)	390	360,788
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	981	589,536
2.65%, 08/15/62 (Call 02/15/62)(a)	738	431,044
2.80%, 01/15/51 (Call 07/15/50)	1,196	782,210
2.89%, 11/01/51 (Call 05/01/51)	3,442	2,266,534
2.94%, 11/01/56 (Call 05/01/56)	3,956	2,534,556
2.99%, 11/01/63 (Call 05/01/63)	2,752	1,705,855
3.20%, 07/15/36 (Call 01/15/36)	670	553,208
3.25%, 11/01/39 (Call 05/01/39)	960	755,220
3.40%, 07/15/46 (Call 01/15/46)	987	739,725
3.45%, 02/01/50 (Call 08/01/49)	1,240	928,353
3.75%, 04/01/40 (Call 10/01/39)	989	826,265
3.90%, 03/01/38 (Call 09/01/37)	843	734,660
3.97%, 11/01/47 (Call 05/01/47)	1,384	1,133,307
4.00%, 08/15/47 (Call 02/15/47)(a)	632	521,293
4.00%, 03/01/48 (Call 09/01/47)	777	643,487
4.00%, 11/01/49 (Call 05/01/49)	1,403	1,141,517
4.05%, 11/01/52 (Call 05/01/52)	693	567,551
4.20%, 08/15/34 (Call 02/15/34)	671	630,915
4.40%, 08/15/35 (Call 02/15/35)	567	537,525
4.60%, 10/15/38 (Call 04/15/38)	565	527,253
4.60%, 08/15/45 (Call 02/15/45)	530	476,126
4.65%, 07/15/42	511	468,271
4.70%, 10/15/48 (Call 04/15/48)	1,420	1,311,646
4.75%, 03/01/44	335	306,792
4.95%, 10/15/58 (Call 04/15/58)(a)	562	528,460
5.35%, 05/15/53	1,245	1,238,886
5.50%, 05/15/64	1,050	1,040,934
5.65%, 06/15/35	465	487,629
6.40%, 03/01/40	125	134,485
6.45%, 03/15/37	530	591,394
6.50%, 11/15/35	612	682,047
6.55%, 07/01/39	150	167,512
6.95%, 08/15/37	469	546,776
Cox Communications Inc.
2.95%, 10/01/50 (Call 04/01/50)(b)	360	221,790
3.60%, 06/15/51 (Call 12/15/50)(b)	462	318,479
Security	Par (000)	Value

Media (continued)
4.50%, 06/30/43 (Call 12/30/42)(b)	$316	$256,383
4.60%, 08/15/47 (Call 02/15/47)(b)	205	167,600
4.70%, 12/15/42(b)	301	251,234
4.80%, 02/01/35 (Call 08/01/34)(b)	349	316,685
8.38%, 03/01/39(b)	475	570,287
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	1,214	770,945
4.65%, 05/15/50 (Call 11/15/49)	762	557,676
4.88%, 04/01/43	435	340,278
4.95%, 05/15/42	303	238,628
5.00%, 09/20/37 (Call 03/20/37)	540	453,926
5.20%, 09/20/47 (Call 03/20/47)	1,000	791,311
5.30%, 05/15/49 (Call 11/15/48)(a)	585	464,653
6.35%, 06/01/40(a)	519	490,272
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	964	892,882
5.58%, 01/25/49 (Call 07/25/48)	1,137	1,028,078
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	362	312,205
5.25%, 05/24/49 (Call 11/24/48)(a)	110	98,285
6.13%, 01/31/46 (Call 07/31/45)(a)	500	500,137
6.63%, 01/15/40(a)	976	1,019,970
NBCUniversal Media LLC
4.45%, 01/15/43	546	486,862
5.95%, 04/01/41(a)	346	366,174
6.40%, 04/30/40(a)	285	315,383
Paramount Global
4.38%, 03/15/43	833	577,733
4.60%, 01/15/45 (Call 07/15/44)	405	283,984
4.85%, 07/01/42 (Call 01/01/42)	457	337,527
4.90%, 08/15/44 (Call 02/15/44)(a)	395	286,471
4.95%, 05/19/50 (Call 11/19/49)(a)	683	508,255
5.25%, 04/01/44 (Call 10/01/43)	420	316,467
5.85%, 09/01/43 (Call 03/01/43)	836	694,597
5.90%, 10/15/40 (Call 04/15/40)	275	233,651
6.88%, 04/30/36	853	834,476
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	305	335,258
Thomson Reuters Corp.
5.50%, 08/15/35	345	345,122
5.65%, 11/23/43 (Call 05/23/43)	225	211,648
5.85%, 04/15/40	420	409,792
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33.	535	593,618
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)(a)	903	669,212
5.50%, 09/01/41 (Call 03/01/41)	972	803,325
5.88%, 11/15/40 (Call 05/15/40)	785	679,915
6.55%, 05/01/37	1,149	1,094,576
6.75%, 06/15/39	1,134	1,073,590
7.30%, 07/01/38	965	985,623
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	555	389,407
3.70%, 12/01/42	617	503,669
4.13%, 06/01/44(a)	852	737,063
4.38%, 08/16/41	440	393,207
Series E, 4.13%, 12/01/41	470	405,744
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	1,799	1,196,940
3.50%, 05/13/40 (Call 11/13/39)	1,425	1,170,146
3.60%, 01/13/51 (Call 07/13/50)	2,041	1,575,820
3.80%, 05/13/60 (Call 11/13/59)(a)	418	324,602

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.63%, 03/23/40 (Call 09/23/39)	$550	$521,472
4.70%, 03/23/50 (Call 09/23/49)(a)	1,040	969,365
4.75%, 09/15/44 (Call 03/15/44)	564	523,365
4.75%, 11/15/46 (Call 05/15/46)(a)	429	398,297
4.95%, 10/15/45 (Call 04/15/45)	422	402,770
5.40%, 10/01/43	430	437,062
6.15%, 03/01/37	235	253,824
6.15%, 02/15/41(a)	565	612,552
6.20%, 12/15/34	591	650,485
6.40%, 12/15/35	368	412,391
6.65%, 11/15/37	671	768,203
7.75%, 12/01/45(a)	300	382,392
		77,874,688
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	141	119,364
4.20%, 06/15/35 (Call 12/15/34)	226	209,573
4.38%, 06/15/45 (Call 12/15/44)	271	241,963
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	315	274,815
5.25%, 10/01/54 (Call 04/01/54)(a)	227	198,701
		1,044,416
Mining — 1.6%
Anglo American Capital PLC
3.95%, 09/10/50 (Call 03/10/50)(a)(b)	414	302,506
4.75%, 03/16/52 (Call 09/16/51)(b)	560	455,254
Barrick Gold Corp., 6.45%, 10/15/35	250	267,264
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	400	423,333
Barrick North America Finance LLC
5.70%, 05/30/41	715	722,138
5.75%, 05/01/43	575	586,722
7.50%, 09/15/38	245	283,752
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	603	627,528
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	741	655,763
5.00%, 09/30/43	1,663	1,634,811
Corp. Nacional del Cobre de Chile
3.15%, 01/15/51 (Call 07/15/50)(b)	370	250,945
3.70%, 01/30/50 (Call 07/30/49)(b)	2,050	1,521,240
4.25%, 07/17/42(b)	430	360,642
4.38%, 02/05/49 (Call 08/05/48)(b)	988	819,969
4.50%, 08/01/47 (Call 02/01/47)(b)	962	811,129
4.88%, 11/04/44(b)	640	576,446
5.63%, 09/21/35(b)	100	104,225
5.63%, 10/18/43(a)(b)	545	537,355
6.15%, 10/24/36(a)(b)	313	337,366
Freeport Indonesia PT, 6.20%, 04/14/52 (Call 10/14/51)(b)	497	442,503
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	562	538,966
5.45%, 03/15/43 (Call 09/15/42)	1,474	1,336,696
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(b)	475	349,517
Glencore Canada Corp., 6.20%, 06/15/35	275	276,336
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	225	208,140
6.00%, 11/15/41(b)	403	399,975
6.90%, 11/15/37(b)	770	832,884
Glencore Funding LLC
3.38%, 09/23/51 (Call 03/23/51)(a)(b)	225	149,044
3.88%, 04/27/51 (Call 10/27/50)(a)(b)	225	164,693
Security	Par (000)	Value

Mining (continued)
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.80%, 05/15/50 (Call 11/15/49)(a)(b)	$330	$292,463
6.76%, 11/15/48(a)(b)	264	258,770
Industrias Penoles SAB de CV
4.75%, 08/06/50 (Call 02/06/50)(b)	293	230,931
5.65%, 09/12/49 (Call 03/12/49)(b)	210	189,525
Kinross Gold Corp., 6.88%, 09/01/41 (Call 03/01/41)	244	257,115
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)(b)	625	472,281
Newcrest Finance Pty Ltd.
4.20%, 05/13/50 (Call 11/13/49)(a)(b)	153	124,471
5.75%, 11/15/41(b)	549	544,522
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	758	703,951
5.45%, 06/09/44 (Call 12/09/43)(a)	195	191,390
5.88%, 04/01/35	449	464,425
6.25%, 10/01/39	754	793,195
Rio Tinto Alcan Inc.
5.75%, 06/01/35	501	519,304
6.13%, 12/15/33	1,071	1,161,094
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	905	600,436
5.20%, 11/02/40	928	930,736
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	454	395,986
4.75%, 03/22/42 (Call 09/22/41)	223	210,623
5.13%, 03/09/53 (Call 09/09/52)	525	520,578
Southern Copper Corp.
5.25%, 11/08/42	770	716,722
5.88%, 04/23/45	995	1,008,119
6.75%, 04/16/40	799	866,142
7.50%, 07/27/35	825	942,391
		28,372,312
Oil & Gas — 5.6%
BG Energy Capital PLC, 5.13%, 10/15/41(b)	950	890,565
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	1,336	869,622
2.94%, 06/04/51 (Call 12/04/50)(a)	1,592	1,063,508
3.00%, 02/24/50 (Call 08/24/49)	1,491	1,015,061
3.00%, 03/17/52 (Call 09/17/51)	894	601,461
3.06%, 06/17/41 (Call 12/17/40)	1,005	746,523
3.07%, 03/30/50 (Call 09/30/49)	410	369,934
3.38%, 02/08/61 (Call 08/08/60)(a)	1,420	988,620
4.89%, 09/11/33 (Call 06/11/33)	250	248,366
Burlington Resources LLC, 5.95%, 10/15/36(a)	40	42,593
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	460	403,167
5.85%, 02/01/35	326	318,606
6.25%, 03/15/38	851	871,762
6.45%, 06/30/33	147	151,903
6.50%, 02/15/37	407	417,771
6.75%, 02/01/39	407	422,223
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(a)	600	414,253
5.25%, 06/15/37 (Call 12/15/36)	181	168,297
5.40%, 06/15/47 (Call 12/15/46)	611	547,595
6.75%, 11/15/39(a)	664	693,903
6.80%, 09/15/37	484	503,266

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Chevron Corp.
2.98%, 05/11/40 (Call 11/11/39)	$260	$196,552
3.08%, 05/11/50 (Call 11/11/49)	705	524,317
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	578	363,256
5.25%, 11/15/43 (Call 05/15/43)	220	223,144
6.00%, 03/01/41 (Call 09/01/40)	225	246,230
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(b)	500	526,511
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(a)(b)	250	241,748
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49 (Call 03/30/49)	470	336,922
4.25%, 05/09/43(a)	220	192,344
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	405	386,069
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	315	272,437
CNOOC Petroleum North America ULC
5.88%, 03/10/35(a)	562	598,295
6.40%, 05/15/37	645	718,640
7.50%, 07/30/39	410	497,115
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)(b)	400	436,332
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	550	456,988
3.80%, 03/15/52 (Call 09/15/51)(a)	1,065	848,188
4.03%, 03/15/62 (Call 09/15/61)(a)	1,369	1,090,168
4.30%, 11/15/44 (Call 05/15/44)	648	566,718
4.88%, 10/01/47 (Call 04/01/47)(a)	70	66,148
5.30%, 05/15/53	645	643,085
5.90%, 05/15/38	75	80,198
5.95%, 03/15/46 (Call 09/15/45)(a)	240	259,210
6.50%, 02/01/39(a)	875	1,000,803
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	605	454,575
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	654	547,573
5.00%, 06/15/45 (Call 12/15/44)(a)	526	451,362
5.60%, 07/15/41 (Call 01/15/41)	991	919,319
Diamondback Energy Inc.
4.25%, 03/15/52 (Call 09/15/51)	540	407,943
4.40%, 03/24/51 (Call 09/24/50)(a)	502	389,888
6.25%, 03/15/53 (Call 09/15/52)(a)	455	457,171
Empresa Nacional del Petroleo, 4.50%, 09/14/47 (Call 03/14/47)(b)	331	247,693
Eni SpA, 5.70%, 10/01/40(b)	335	301,380
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	423	381,966
4.95%, 04/15/50 (Call 10/15/49)(a)	468	454,072
5.10%, 01/15/36 (Call 07/15/35)	215	207,655
Equinor ASA
3.25%, 11/18/49 (Call 05/18/49)	626	463,053
3.63%, 04/06/40 (Call 10/06/39)	368	307,854
3.70%, 04/06/50 (Call 10/06/49)	824	663,981
3.95%, 05/15/43	599	512,881
4.25%, 11/23/41	415	371,063
4.80%, 11/08/43	581	553,802
5.10%, 08/17/40(a)	573	567,457
Exxon Mobil Corp.
3.00%, 08/16/39 (Call 02/16/39)	593	463,710
3.10%, 08/16/49 (Call 02/16/49)	1,093	792,914
3.45%, 04/15/51 (Call 10/15/50)	1,915	1,469,421
3.57%, 03/06/45 (Call 09/06/44)	688	555,264
4.11%, 03/01/46 (Call 09/01/45)	1,768	1,533,767
Security	Par (000)	Value

Oil & Gas (continued)
4.23%, 03/19/40 (Call 09/19/39)	$1,448	$1,325,455
4.33%, 03/19/50 (Call 09/19/49)	1,924	1,719,868
Hess Corp.
5.60%, 02/15/41	1,013	954,278
5.80%, 04/01/47 (Call 10/01/46)(a)	358	343,056
6.00%, 01/15/40(a)	610	601,471
KazMunayGas National Co. JSC
5.75%, 04/19/47(b)	600	460,138
6.38%, 10/24/48(b)	1,130	920,950
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	348	290,882
6.60%, 10/01/37(a)	663	663,798
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	380	293,879
4.75%, 09/15/44 (Call 03/15/44)	656	540,416
5.00%, 09/15/54 (Call 03/15/54)	348	281,101
5.85%, 12/15/45 (Call 06/15/45)	184	165,944
6.50%, 03/01/41 (Call 09/01/40)	823	837,280
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	448	477,808
Occidental Petroleum Corp.
0.00%, 10/10/36 (Call 10/10/23)(e)	200	105,421
4.20%, 03/15/48 (Call 09/15/47)	200	148,392
4.40%, 04/15/46 (Call 10/15/45)	50	37,875
4.40%, 08/15/49 (Call 02/15/49)	210	156,450
4.63%, 06/15/45 (Call 12/15/44)	225	173,570
6.20%, 03/15/40	200	195,250
6.45%, 09/15/36	500	508,750
6.60%, 03/15/46 (Call 09/15/45)	525	538,230
7.95%, 06/15/39	200	223,500
Ovintiv Inc.
6.50%, 08/15/34(a)	395	397,834
6.50%, 02/01/38	435	430,853
6.63%, 08/15/37	435	433,271
7.10%, 07/15/53	345	347,194
Pertamina Persero PT
4.15%, 02/25/60 (Call 08/25/59)(a)(b)	660	476,850
4.18%, 01/21/50 (Call 07/21/49)(b)	755	575,687
4.70%, 07/30/49(b)	431	354,497
5.63%, 05/20/43(b)	1,005	949,730
6.00%, 05/03/42(b)	669	650,602
6.45%, 05/30/44(b)	1,043	1,077,635
6.50%, 05/27/41(b)	300	306,000
6.50%, 11/07/48(b)	624	643,663
Petronas Capital Ltd.
3.40%, 04/28/61 (Call 10/28/60)(b)	1,170	836,035
4.50%, 03/18/45(b)	962	884,476
4.55%, 04/21/50 (Call 10/21/49)(b)	1,714	1,575,235
4.80%, 04/21/60 (Call 10/21/59)(b)	725	683,617
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	985	663,924
4.65%, 11/15/34 (Call 05/15/34)	813	760,188
4.88%, 11/15/44 (Call 05/15/44)	1,230	1,112,239
5.88%, 05/01/42	874	895,340
Phillips 66 Co.
4.68%, 02/15/45	390	330,176
4.90%, 10/01/46	443	387,342
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(a)(b)	535	379,388
Qatar Energy
3.13%, 07/12/41 (Call 01/12/41)(b)	2,165	1,632,306
3.30%, 07/12/51 (Call 01/12/51)(b)	2,700	1,938,384

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Reliance Industries Ltd.
3.63%, 01/12/52(b)	$1,580	$1,120,875
3.75%, 01/12/62(b)	645	450,033
4.88%, 02/10/45(b)	40	35,784
Saudi Arabian Oil Co.
3.25%, 11/24/50 (Call 05/24/50)(b)	1,478	1,024,047
3.50%, 11/24/70 (Call 05/24/70)(b)	1,555	1,024,123
4.25%, 04/16/39(b)	2,063	1,831,032
4.38%, 04/16/49(b)	1,968	1,678,291
Shell International Finance BV
2.88%, 11/26/41 (Call 05/26/41)	595	437,241
3.00%, 11/26/51 (Call 05/26/51)	725	501,459
3.13%, 11/07/49 (Call 05/07/49)	893	640,246
3.25%, 04/06/50 (Call 10/06/49)	1,590	1,166,004
3.63%, 08/21/42	433	353,886
3.75%, 09/12/46	889	713,289
4.00%, 05/10/46	1,393	1,167,261
4.13%, 05/11/35	1,078	1,001,027
4.38%, 05/11/45	2,086	1,847,556
4.55%, 08/12/43(a)	912	834,219
5.50%, 03/25/40	831	858,274
6.38%, 12/15/38	1,938	2,162,891
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	345	306,753
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(b)	620	604,878
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(b)	250	257,805
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(b)	550	478,041
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(b)	400	340,256
4.25%, 04/12/47(b)	400	354,536
Sinopec Group Overseas Development 2018 Ltd.
3.10%, 01/08/51 (Call 07/08/50)(b)	400	284,130
3.35%, 05/13/50 (Call 11/13/49)(b)	340	255,550
3.44%, 11/12/49 (Call 05/12/49)(b)	200	152,644
3.68%, 08/08/49 (Call 02/08/49)(b)	323	257,967
4.60%, 09/12/48(b)	323	299,062
Sinopec Group Overseas Development Ltd., 4.25%, 05/03/46(b)	200	177,213
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	352	254,562
4.00%, 11/15/47 (Call 05/15/47)	344	262,033
5.95%, 12/01/34	455	459,376
6.50%, 06/15/38	963	1,004,746
6.80%, 05/15/38(a)	865	918,976
6.85%, 06/01/39(a)	585	628,653
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(a)(b)	526	333,200
3.75%, 06/18/50(b)	390	257,796
5.38%, 11/20/48(b)	395	331,603
TotalEnergies Capital International SA
2.99%, 06/29/41 (Call 12/29/40)	585	442,092
3.13%, 05/29/50 (Call 11/29/49)	1,778	1,265,178
3.39%, 06/29/60 (Call 12/29/59)	572	410,560
3.46%, 07/12/49 (Call 01/12/49)	741	564,805
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)(a)	651	445,115
4.00%, 06/01/52 (Call 12/01/51)(a)	365	269,301
4.90%, 03/15/45	381	332,913
6.63%, 06/15/37(a)	1,089	1,171,582
Security	Par (000)	Value

Oil & Gas (continued)
XTO Energy Inc., 6.75%, 08/01/37	$145	$167,649
		98,818,922
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	839	795,087
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	929	732,049
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	332	277,862
4.75%, 08/01/43 (Call 02/01/43)	564	483,901
4.85%, 11/15/35 (Call 05/15/35)	724	684,407
5.00%, 11/15/45 (Call 05/15/45)	1,311	1,163,224
6.70%, 09/15/38(a)	640	703,162
7.45%, 09/15/39	995	1,137,316
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)(a)	987	710,750
		6,687,758
Packaging & Containers — 0.1%
Packaging Corp. of America
3.05%, 10/01/51 (Call 04/01/51)	560	363,753
4.05%, 12/15/49 (Call 06/15/49)	210	164,836
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)(a)	330	326,964
Stora Enso OYJ, 7.25%, 04/15/36(b)	200	208,711
WRKCo Inc., 3.00%, 06/15/33 (Call 03/15/33)(a)	330	267,545
		1,331,809
Pharmaceuticals — 6.9%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	2,625	2,251,309
4.25%, 11/21/49 (Call 05/21/49)	3,942	3,338,905
4.30%, 05/14/36 (Call 11/14/35)	995	916,985
4.40%, 11/06/42	1,820	1,597,671
4.45%, 05/14/46 (Call 11/14/45)	1,389	1,197,227
4.50%, 05/14/35 (Call 11/14/34)(a)	1,763	1,672,728
4.55%, 03/15/35 (Call 09/15/34)	1,202	1,145,754
4.63%, 10/01/42 (Call 04/01/42)	309	274,421
4.70%, 05/14/45 (Call 11/14/44)	1,886	1,695,096
4.75%, 03/15/45 (Call 09/15/44)	749	677,844
4.85%, 06/15/44 (Call 12/15/43)	772	709,479
4.88%, 11/14/48 (Call 05/14/48)	1,228	1,138,442
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	397	326,410
4.30%, 12/15/47 (Call 06/15/47)	374	313,838
AstraZeneca PLC
2.13%, 08/06/50 (Call 02/06/50)(a)	305	185,763
3.00%, 05/28/51 (Call 11/28/50)	566	411,818
4.00%, 09/18/42	1,263	1,118,837
4.38%, 11/16/45	712	657,824
4.38%, 08/17/48 (Call 02/17/48)	541	496,158
6.45%, 09/15/37	1,828	2,107,528
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(b)	290	215,561
4.20%, 07/15/34 (Call 01/15/34)(b)	233	208,921
4.40%, 07/15/44 (Call 01/15/44)(b)	954	763,373
4.63%, 06/25/38 (Call 12/25/37)(b)	856	752,770
4.65%, 11/15/43 (Call 05/15/43)(a)(b)	210	162,221
4.70%, 07/15/64 (Call 01/15/64)(b)	460	362,556
4.88%, 06/25/48 (Call 12/25/47)(a)(b)	1,400	1,216,131
5.50%, 07/30/35(b)	195	194,352
Becton Dickinson and Co.
3.79%, 05/20/50 (Call 11/20/49)	400	312,965
4.67%, 06/06/47 (Call 12/06/46)	1,247	1,123,121
4.69%, 12/15/44 (Call 06/15/44)	660	595,345

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
2.35%, 11/13/40 (Call 05/13/40)	$582	$405,828
2.55%, 11/13/50 (Call 05/13/50)	1,090	693,758
3.25%, 08/01/42	526	409,480
3.55%, 03/15/42 (Call 09/15/41)(a)	815	668,562
3.70%, 03/15/52 (Call 09/15/51)	1,485	1,186,195
3.90%, 03/15/62 (Call 09/15/61)	1,121	875,175
4.13%, 06/15/39 (Call 12/15/38)	1,358	1,229,137
4.25%, 10/26/49 (Call 04/26/49)	2,521	2,198,277
4.35%, 11/15/47 (Call 05/15/47)	925	824,853
4.50%, 03/01/44 (Call 09/01/43)	55	50,565
4.55%, 02/20/48 (Call 08/20/47)	868	793,913
4.63%, 05/15/44 (Call 11/15/43)	652	612,205
5.00%, 08/15/45 (Call 02/15/45)	310	303,039
5.88%, 11/15/36(a)	165	176,703
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)(a)	481	386,675
4.50%, 11/15/44 (Call 05/15/44)	338	277,073
4.60%, 03/15/43	233	195,309
4.90%, 09/15/45 (Call 03/15/45)	399	343,445
Cigna Group (The)
3.20%, 03/15/40 (Call 09/15/39)	557	425,285
3.40%, 03/15/50 (Call 09/15/49)(a)	976	695,283
3.40%, 03/15/51 (Call 09/15/50)	1,050	752,204
3.88%, 10/15/47 (Call 04/15/47)	919	712,128
4.80%, 08/15/38 (Call 02/15/38)	1,608	1,510,644
4.80%, 07/15/46 (Call 01/16/46)	815	728,145
4.90%, 12/15/48 (Call 06/15/48)	2,249	2,046,247
5.38%, 02/15/42 (Call 08/15/41)	241	229,891
6.13%, 11/15/41	224	238,534
CVS Health Corp.
2.70%, 08/21/40 (Call 02/21/40)(a)	984	678,958
4.13%, 04/01/40 (Call 10/01/39)	715	595,013
4.25%, 04/01/50 (Call 10/01/49)	568	461,576
4.78%, 03/25/38 (Call 09/25/37)	3,588	3,318,511
4.88%, 07/20/35 (Call 01/20/35)	644	613,555
5.05%, 03/25/48 (Call 09/25/47)	5,626	5,081,882
5.13%, 07/20/45 (Call 01/20/45)(a)	2,422	2,206,830
5.30%, 12/05/43 (Call 06/05/43)	683	642,305
5.63%, 02/21/53 (Call 08/21/52)	952	928,363
5.88%, 06/01/53	680	682,965
6.00%, 06/01/63	500	501,478
6.13%, 09/15/39(a)	382	391,686
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	887	568,088
2.50%, 09/15/60 (Call 03/15/60)	599	369,039
3.70%, 03/01/45 (Call 09/01/44)	251	211,570
3.95%, 05/15/47 (Call 11/15/46)	135	118,504
3.95%, 03/15/49 (Call 09/15/48)	700	618,488
4.15%, 03/15/59 (Call 09/15/58)	449	393,981
4.88%, 02/27/53 (Call 08/27/52)	960	967,123
4.95%, 02/27/63 (Call 08/27/62)(a)	725	719,900
5.55%, 03/15/37(a)	295	320,419
5.95%, 11/15/37(a)	215	233,357
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	385	343,362
5.38%, 04/15/34	576	609,456
6.38%, 05/15/38	1,893	2,172,727
Johnson & Johnson
2.10%, 09/01/40 (Call 03/01/40)	849	593,462
Security	Par (000)	Value

Pharmaceuticals (continued)
2.25%, 09/01/50 (Call 03/01/50)(a)	$834	$542,745
2.45%, 09/01/60 (Call 03/01/60)(a)	797	504,764
3.40%, 01/15/38 (Call 07/15/37)	848	744,275
3.50%, 01/15/48 (Call 07/15/47)	418	350,933
3.55%, 03/01/36 (Call 09/01/35)	731	663,248
3.63%, 03/03/37 (Call 09/03/36)	1,083	982,352
3.70%, 03/01/46 (Call 09/01/45)	1,278	1,104,758
3.75%, 03/03/47 (Call 09/03/46)	891	775,412
4.38%, 12/05/33 (Call 06/05/33)	573	581,695
4.50%, 09/01/40	427	416,522
4.50%, 12/05/43 (Call 06/05/43)	269	266,179
4.85%, 05/15/41	221	222,490
5.85%, 07/15/38	562	633,444
5.95%, 08/15/37	630	722,054
McKesson Corp., 4.88%, 03/15/44 (Call 09/15/43)(a)	195	174,521
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)(a)	186	169,178
5.90%, 11/01/39	365	377,548
Merck & Co. Inc.
2.35%, 06/24/40 (Call 12/24/39)	744	526,087
2.45%, 06/24/50 (Call 12/24/49)	848	547,075
2.75%, 12/10/51 (Call 06/10/51)	1,540	1,049,624
2.90%, 12/10/61 (Call 06/10/61)	1,075	704,467
3.60%, 09/15/42 (Call 03/15/42)	613	510,020
3.70%, 02/10/45 (Call 08/10/44)	896	754,867
3.90%, 03/07/39 (Call 09/07/38)	657	583,746
4.00%, 03/07/49 (Call 09/07/48)	1,038	904,543
4.15%, 05/18/43	910	824,706
4.90%, 05/17/44	645	641,554
5.00%, 05/17/53 (Call 11/17/52)	820	825,304
5.15%, 05/17/63 (Call 11/17/62)	485	489,332
6.50%, 12/01/33(a)	435	503,076
6.55%, 09/15/37	650	754,272
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	230	247,758
5.85%, 06/30/39(a)	250	261,260
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	545	411,532
5.40%, 11/29/43 (Call 05/29/43)	345	277,974
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)(a)	771	543,634
3.70%, 09/21/42	721	616,206
4.00%, 11/20/45 (Call 05/20/45)	778	690,343
4.40%, 05/06/44	1,135	1,072,327
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)	847	614,852
2.70%, 05/28/50 (Call 11/28/49)(a)	928	645,321
3.90%, 03/15/39 (Call 09/15/38)	1,163	1,027,413
4.00%, 12/15/36	883	823,521
4.00%, 03/15/49 (Call 09/15/48)	1,224	1,067,143
4.10%, 09/15/38 (Call 03/15/38)	646	591,421
4.13%, 12/15/46	1,476	1,303,575
4.20%, 09/15/48 (Call 03/15/48)	746	667,324
4.30%, 06/15/43	708	645,054
4.40%, 05/15/44(a)	755	707,760
5.60%, 09/15/40	968	1,021,386
7.20%, 03/15/39(a)	1,936	2,405,590
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43 (Call 11/19/42)	876	870,564
5.30%, 05/19/53 (Call 11/19/52)	4,265	4,390,706

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
5.34%, 05/19/63	$600	$600,794
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	1,196	893,787
3.18%, 07/09/50 (Call 01/09/50)	1,445	998,613
3.38%, 07/09/60 (Call 01/09/60)	739	496,823
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	729	558,858
Viatris Inc.
3.85%, 06/22/40 (Call 12/22/39)	1,088	731,642
4.00%, 06/22/50 (Call 12/22/49)	1,435	921,883
Wyeth LLC
5.95%, 04/01/37	1,453	1,597,900
6.00%, 02/15/36	1,033	1,127,124
6.50%, 02/01/34	570	641,641
Zoetis Inc.
3.00%, 05/15/50 (Call 11/15/49)	255	174,852
3.95%, 09/12/47 (Call 03/12/47)	337	274,695
4.45%, 08/20/48 (Call 02/20/48)	477	417,528
4.70%, 02/01/43 (Call 08/01/42)	870	797,470
		121,439,569
Pipelines — 4.4%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	1,216	1,123,560
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(b)	616	513,808
3.40%, 01/15/38 (Call 07/15/37)(b)	465	389,329
3.70%, 01/15/39 (Call 07/15/38)(b)	624	510,213
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39 (Call 07/04/39)	522	415,932
Colonial Pipeline Co.
4.20%, 04/15/43 (Call 10/15/42)(b)	105	86,383
4.25%, 04/15/48 (Call 10/15/47)(b)	370	313,207
6.38%, 08/01/37(b)	70	70,641
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)(a)	260	256,428
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	285	263,695
6.45%, 11/03/36(b)	340	342,704
6.75%, 09/15/37(b)	320	335,990
Eastern Gas Transmission & Storage Inc.
3.90%, 11/15/49 (Call 05/15/49)	268	193,502
4.60%, 12/15/44 (Call 06/15/44)(a)	247	208,232
4.80%, 11/01/43 (Call 05/01/43)	178	154,593
EIG Pearl Holdings Sarl
3.55%, 08/31/36(b)	200	169,914
4.39%, 11/30/46(b)	805	624,987
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	508	476,259
7.38%, 10/15/45 (Call 04/15/45)(a)	357	408,273
Series B, 7.50%, 04/15/38	215	244,883
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	532	414,578
3.40%, 08/01/51 (Call 02/01/51)(a)	880	594,326
4.00%, 11/15/49 (Call 05/15/49)(a)	413	313,106
4.50%, 06/10/44 (Call 12/10/43)	369	301,203
5.50%, 12/01/46 (Call 06/01/46)	510	477,948
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)	214	195,766
4.95%, 01/15/43 (Call 07/15/42)	275	224,296
5.00%, 05/15/44 (Call 11/15/43)	360	297,856
5.00%, 05/15/50 (Call 11/15/49)	1,422	1,163,212
Security	Par (000)	Value

Pipelines (continued)
5.15%, 02/01/43 (Call 08/01/42)	$400	$336,536
5.15%, 03/15/45 (Call 09/15/44)	717	601,817
5.30%, 04/01/44 (Call 10/01/43)	548	462,957
5.30%, 04/15/47 (Call 10/15/46)	661	559,875
5.35%, 05/15/45 (Call 11/15/44)	554	473,476
5.40%, 10/01/47 (Call 04/01/47)	1,094	940,501
5.95%, 10/01/43 (Call 04/01/43)	365	335,374
6.00%, 06/15/48 (Call 12/15/47)	719	661,856
6.05%, 06/01/41 (Call 12/01/40)	490	469,416
6.10%, 02/15/42(a)	250	235,171
6.13%, 12/15/45 (Call 06/15/45)	756	704,493
6.25%, 04/15/49 (Call 10/15/48)(a)	1,164	1,107,769
6.50%, 02/01/42 (Call 08/01/41)	706	703,923
6.63%, 10/15/36	316	323,519
6.85%, 02/15/40(a)	165	163,597
7.50%, 07/01/38	431	469,646
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	340	324,143
Enterprise Products Operating LLC
3.20%, 02/15/52 (Call 08/15/51)(a)	713	485,825
3.30%, 02/15/53 (Call 08/15/52)	732	509,597
3.70%, 01/31/51 (Call 07/31/50)	714	531,459
3.95%, 01/31/60 (Call 07/31/59)	794	592,743
4.20%, 01/31/50 (Call 07/31/49)	884	715,643
4.25%, 02/15/48 (Call 08/15/47)	885	730,558
4.45%, 02/15/43 (Call 08/15/42)	796	683,449
4.80%, 02/01/49 (Call 08/01/48)	896	799,127
4.85%, 08/15/42 (Call 02/15/42)	570	515,469
4.85%, 03/15/44 (Call 09/15/43)	840	754,488
4.90%, 05/15/46 (Call 11/15/45)	713	640,724
4.95%, 10/15/54 (Call 04/15/54)	328	289,529
5.10%, 02/15/45 (Call 08/15/44)(a)	834	772,616
5.70%, 02/15/42	416	412,777
5.95%, 02/01/41	455	467,456
6.13%, 10/15/39	435	456,295
6.45%, 09/01/40	480	512,472
7.55%, 04/15/38	422	487,614
Series H, 6.65%, 10/15/34	236	257,287
Series J, 5.75%, 03/01/35(a)	75	75,283
Flex Intermediate Holdco LLC, 4.32%, 12/30/39 (Call 06/30/39)(b)	307	220,530
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(b)	294	261,873
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(b)	178	151,002
2.63%, 03/31/36(b)	682	553,095
2.94%, 09/30/40(a)(b)	1,244	1,002,552
3.25%, 09/30/40(a)(b)	825	643,525
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/38(b)	600	619,413
6.51%, 02/23/42(b)	600	628,479
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45 (Call 04/15/45)(b)	210	187,226
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	356	294,943
5.00%, 08/15/42 (Call 02/15/42)	660	558,837
5.00%, 03/01/43 (Call 09/01/42)	647	546,548
5.40%, 09/01/44 (Call 03/01/44)	470	415,923
5.50%, 03/01/44 (Call 09/01/43)	574	516,144
5.63%, 09/01/41	249	229,370
5.80%, 03/15/35	400	396,174
6.38%, 03/01/41	389	388,652

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.50%, 02/01/37	$436	$447,481
6.50%, 09/01/39	448	457,132
6.55%, 09/15/40	454	460,388
6.95%, 01/15/38	805	869,545
7.30%, 08/15/33	283	309,945
7.50%, 11/15/40	350	388,720
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	397	249,144
3.60%, 02/15/51 (Call 08/15/50)(a)	704	473,281
5.05%, 02/15/46 (Call 08/15/45)	602	507,638
5.20%, 03/01/48 (Call 09/01/47)	558	481,135
5.30%, 12/01/34 (Call 06/01/34)(a)	739	709,004
5.45%, 08/01/52 (Call 02/01/52)(a)	540	478,570
5.55%, 06/01/45 (Call 12/01/44)	1,188	1,077,481
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	585	411,970
4.20%, 12/01/42 (Call 06/01/42)	206	149,295
4.20%, 03/15/45 (Call 09/15/44)	195	138,050
4.20%, 10/03/47 (Call 04/03/47)	383	277,345
4.25%, 09/15/46 (Call 03/15/46)	401	291,217
4.85%, 02/01/49 (Call 08/01/48)	338	272,501
5.15%, 10/15/43 (Call 04/15/43)	364	300,203
6.40%, 05/01/37(a)	230	225,484
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	1,252	1,077,191
4.70%, 04/15/48 (Call 10/15/47)	1,040	833,319
4.90%, 04/15/58 (Call 10/15/57)	413	327,392
4.95%, 03/14/52 (Call 09/14/51)	1,073	883,292
5.20%, 03/01/47 (Call 09/01/46)	705	608,145
5.20%, 12/01/47 (Call 06/01/47)	376	320,603
5.50%, 02/15/49 (Call 08/15/48)	1,066	950,328
5.65%, 03/01/53 (Call 09/01/52)	370	337,564
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	338	361,147
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(b)	301	206,431
4.10%, 09/15/42 (Call 03/15/42)(b)	290	225,317
4.30%, 01/15/49 (Call 07/15/48)(b)	452	365,930
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)	406	302,949
4.50%, 03/15/50 (Call 09/15/49)	358	267,376
4.95%, 07/13/47 (Call 01/06/47)	509	411,300
5.20%, 07/15/48 (Call 01/15/48)	709	591,014
6.00%, 06/15/35(a)	319	309,491
7.15%, 01/15/51 (Call 07/15/50)	299	308,984
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	483	465,937
6.20%, 09/15/43 (Call 03/15/43)(a)	244	233,780
6.65%, 10/01/36	410	416,182
6.85%, 10/15/37	473	485,613
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43 (Call 07/31/42)	404	295,444
4.70%, 06/15/44 (Call 12/15/43)	441	339,747
4.90%, 02/15/45 (Call 08/15/44)	429	338,905
5.15%, 06/01/42 (Call 12/01/41)	398	326,587
6.65%, 01/15/37	409	410,439
Sabal Trail Transmission LLC
4.68%, 05/01/38 (Call 11/01/37)(b)	395	364,834
4.83%, 05/01/48 (Call 11/01/47)(b)	174	150,436
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37 (Call 03/15/37)(b)	195	197,215
Security	Par (000)	Value

Pipelines (continued)
Southern Natural Gas Co. LLC, 4.80%, 03/15/47 (Call 09/15/46)(b)	$427	$348,387
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	436	353,415
5.95%, 09/25/43 (Call 03/25/43)	360	355,074
Targa Resources Corp.
4.95%, 04/15/52 (Call 10/15/51)	610	484,625
6.25%, 07/01/52 (Call 01/01/52)	425	401,246
6.50%, 02/15/53 (Call 08/15/52)	548	536,028
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37.	115	128,801
Texas Eastern Transmission LP, 4.15%, 01/15/48 (Call 07/15/47)(b)	269	208,787
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	559	515,562
4.75%, 05/15/38 (Call 11/15/37)	254	227,454
4.88%, 05/15/48 (Call 11/15/47)	654	573,303
5.00%, 10/16/43 (Call 04/16/43)	595	528,969
5.10%, 03/15/49 (Call 09/15/48)	558	511,123
5.60%, 03/31/34	365	365,259
5.85%, 03/15/36	545	545,866
6.10%, 06/01/40	590	597,213
6.20%, 10/15/37	741	767,106
7.25%, 08/15/38	595	665,084
7.63%, 01/15/39(a)	960	1,096,919
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	360	276,877
4.45%, 08/01/42 (Call 02/01/42)	340	289,568
4.60%, 03/15/48 (Call 09/15/47)	485	406,751
5.40%, 08/15/41 (Call 02/15/41)	401	383,620
Western Midstream Operating LP
5.30%, 03/01/48 (Call 09/01/47)	515	417,453
5.45%, 04/01/44 (Call 10/01/43)	335	278,985
5.50%, 08/15/48 (Call 02/15/48)	455	371,570
5.50%, 02/01/50 (Call 08/01/49)	695	554,443
Williams Companies Inc. (The)
3.50%, 10/15/51 (Call 04/15/51)	520	354,446
4.85%, 03/01/48 (Call 09/01/47)	476	405,691
4.90%, 01/15/45 (Call 07/15/44)	324	278,172
5.10%, 09/15/45 (Call 03/15/45)	745	659,228
5.30%, 08/15/52 (Call 02/15/52)	547	493,642
5.40%, 03/04/44 (Call 09/04/43)	470	430,137
5.75%, 06/24/44 (Call 12/24/43)	453	433,669
5.80%, 11/15/43 (Call 05/15/43)	262	250,774
6.30%, 04/15/40	800	828,228
		76,275,486
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)(b)	195	170,462
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	315	278,840
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	409	361,175
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)(b)	713	619,017
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(b)	413	281,692
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(b)	526	349,149
KKR Group Finance Co. X LLC, 3.25%, 12/15/51 (Call 06/15/51)(a)(b)	456	289,156
		2,349,491
Real Estate — 0.0%
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(b)	100	100,727

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts — 1.3%
Agree LP, 2.60%, 06/15/33 (Call 03/15/33)	$71	$54,914
Alexandria Real Estate Equities Inc.
2.95%, 03/15/34 (Call 12/15/33)(a)	545	433,257
3.00%, 05/18/51 (Call 11/18/50)	599	359,489
3.55%, 03/15/52 (Call 09/15/51)	750	504,892
4.00%, 02/01/50 (Call 08/01/49)	627	460,272
4.75%, 04/15/35 (Call 01/15/35)(a)	370	345,548
4.85%, 04/15/49 (Call 10/15/48)	227	187,812
5.15%, 04/15/53 (Call 10/15/52)	390	343,816
American Homes 4 Rent LP
3.38%, 07/15/51 (Call 01/15/51)(a)	210	134,470
4.30%, 04/15/52 (Call 10/15/51)(a)	250	188,786
American Tower Corp.
2.95%, 01/15/51 (Call 07/15/50)(a)	770	475,372
3.10%, 06/15/50 (Call 12/15/49)	803	514,174
3.70%, 10/15/49 (Call 04/15/49)	514	362,607
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	256	198,299
4.15%, 07/01/47 (Call 01/01/47)	195	158,317
4.35%, 04/15/48 (Call 10/18/47)	243	202,720
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(a)	600	421,691
6.50%, 01/15/34 (Call 10/15/33)	50	48,728
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)(a)	160	114,676
Corporate Office Properties LP, 2.90%, 12/01/33 (Call 09/01/33)	213	147,844
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)(a)	991	685,331
3.25%, 01/15/51 (Call 07/15/50)(a)	687	458,349
4.75%, 05/15/47 (Call 11/15/46)	220	186,932
Crown Castle International Corp.
4.00%, 11/15/49 (Call 05/15/49)	312	235,555
4.15%, 07/01/50 (Call 01/01/50)	411	318,461
5.20%, 02/15/49 (Call 08/15/48)(a)	259	235,783
Equinix Inc.
2.95%, 09/15/51 (Call 03/15/51)	345	214,864
3.00%, 07/15/50 (Call 01/15/50)	386	244,769
3.40%, 02/15/52 (Call 08/15/51)	357	245,648
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)	145	111,740
4.50%, 07/01/44 (Call 01/01/44)	584	507,399
4.50%, 06/01/45 (Call 12/01/44)	262	219,377
Essex Portfolio LP
2.65%, 09/01/50 (Call 03/01/50)	279	157,532
4.50%, 03/15/48 (Call 09/15/47)	235	188,318
Estee Lauder Cos. Inc. (The), 5.15%, 05/15/53	310	309,787
Federal Realty Investment Trust
3.63%, 08/01/46 (Call 02/01/46)	194	128,070
4.50%, 12/01/44 (Call 06/01/44)	452	355,681
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37 (Call 04/15/37)(b)	194	164,127
Healthpeak Properties Inc., 6.75%, 02/01/41 (Call 08/01/40)	240	248,363
Invitation Homes Operating Partnership LP, 2.70%, 01/15/34 (Call 10/15/33)	160	121,013
Kilroy Realty LP, 2.65%, 11/15/33 (Call 08/15/33)(a)	325	215,168
Kimco Realty Corp.
3.70%, 10/01/49 (Call 04/01/49)(a)	229	159,303
4.13%, 12/01/46 (Call 06/01/46)(a)	241	176,594
4.25%, 04/01/45 (Call 10/01/44)	385	290,539
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.45%, 09/01/47 (Call 03/01/47)	$267	$207,829
Mid-America Apartments LP, 2.88%, 09/15/51 (Call 03/15/51)	185	117,713
NNN REIT Inc.
3.00%, 04/15/52 (Call 10/15/51)	455	274,224
3.10%, 04/15/50 (Call 10/15/49)	204	124,704
3.50%, 04/15/51 (Call 10/15/50)	323	215,345
4.80%, 10/15/48 (Call 04/15/48)	241	199,113
Prologis LP
2.13%, 10/15/50 (Call 04/15/50)	395	220,540
3.00%, 04/15/50 (Call 10/15/49)	599	401,357
3.05%, 03/01/50 (Call 09/01/49)	240	164,013
4.38%, 09/15/48 (Call 03/15/48)	249	212,085
5.25%, 06/15/53 (Call 12/15/52)	390	380,535
Realty Income Corp.
4.65%, 03/15/47 (Call 09/15/46)	617	540,931
4.90%, 07/15/33 (Call 04/15/33)	50	48,057
5.88%, 03/15/35(a)	160	159,888
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	337	270,173
4.65%, 03/15/49 (Call 09/15/48)	224	186,511
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)(a)	838	552,801
3.80%, 07/15/50 (Call 01/15/50)(a)	504	371,166
4.25%, 10/01/44 (Call 04/01/44)	406	323,723
4.25%, 11/30/46 (Call 05/30/46)	300	235,386
4.75%, 03/15/42 (Call 09/15/41)	365	315,815
5.85%, 03/08/53 (Call 09/03/52)	525	519,860
6.75%, 02/01/40 (Call 11/01/39)	433	471,110
Trust Fibra Uno
6.39%, 01/15/50 (Call 07/15/49)(b)	465	342,961
6.95%, 01/30/44 (Call 07/30/43)(b)	445	370,105
UDR Inc.
2.10%, 06/15/33 (Call 03/15/33)	63	46,688
3.10%, 11/01/34 (Call 08/01/34)	160	129,002
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	185	145,657
4.88%, 04/15/49 (Call 10/15/48)	214	179,219
5.70%, 09/30/43 (Call 03/30/43)	339	318,815
VICI Properties LP, 5.63%, 05/15/52 (Call 11/15/51)	545	480,409
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)(b)	380	264,300
WEA Finance LLC/Westfield UK & Europe Finance PLC, 4.75%, 09/17/44 (Call 03/17/44)(b)	397	282,422
Welltower Inc.
5.13%, 03/15/43 (Call 09/15/42)	325	279,288
6.50%, 03/15/41 (Call 09/15/40)	366	372,426
Welltower OP LLC, 4.95%, 09/01/48 (Call 03/01/48)	184	163,234
Weyerhaeuser Co.
4.00%, 03/09/52 (Call 09/09/51)	330	257,887
6.88%, 12/15/33(a)	422	460,739
		22,442,418
Retail — 3.0%
7-Eleven Inc.
2.50%, 02/10/41 (Call 08/10/40)(a)(b)	543	361,882
2.80%, 02/10/51 (Call 08/02/50)(a)(b)	1,055	661,706
Alimentation Couche-Tard Inc.
3.44%, 05/13/41 (Call 11/13/40)(b)	536	384,812
3.63%, 05/13/51 (Call 11/13/50)(b)	295	200,216
3.80%, 01/25/50 (Call 07/25/49)(a)(b)	403	286,950
4.50%, 07/26/47 (Call 01/26/47)(b)	380	302,766

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(a)(b)	$330	$248,617
CK Hutchison International 21 Ltd., 3.13%, 04/15/41 (Call 10/15/40)(a)(b)	260	201,312
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	229	188,268
Dick’s Sporting Goods Inc., 4.10%, 01/15/52 (Call 07/15/51)	530	353,248
Dollar General Corp.
4.13%, 04/03/50 (Call 10/03/49)	464	367,631
5.50%, 11/01/52 (Call 05/01/52)(a)	215	209,697
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	267	179,887
Home Depot Inc. (The)
2.38%, 03/15/51 (Call 09/15/50)	934	570,888
2.75%, 09/15/51 (Call 03/15/51)	700	460,544
3.13%, 12/15/49 (Call 06/15/49)	900	643,552
3.30%, 04/15/40 (Call 10/15/39)	956	767,052
3.35%, 04/15/50 (Call 10/15/49)	1,090	813,423
3.50%, 09/15/56 (Call 03/15/56)(a)	580	437,273
3.63%, 04/15/52 (Call 10/15/51)	1,070	833,040
3.90%, 06/15/47 (Call 12/15/46)(a)	832	695,221
4.20%, 04/01/43 (Call 10/01/42)	1,029	904,985
4.25%, 04/01/46 (Call 10/01/45)(a)	1,104	968,299
4.40%, 03/15/45 (Call 09/15/44)(a)	772	693,451
4.50%, 12/06/48 (Call 06/06/48)	1,026	940,210
4.88%, 02/15/44 (Call 08/15/43)	510	490,996
4.95%, 09/15/52 (Call 03/15/52)(a)	775	751,849
5.40%, 09/15/40 (Call 03/15/40)	461	471,611
5.88%, 12/16/36(a)	1,917	2,100,933
5.95%, 04/01/41 (Call 10/01/40)	592	647,463
Lowe’s Companies Inc.
2.80%, 09/15/41 (Call 03/15/41)	740	509,266
3.00%, 10/15/50 (Call 04/15/50)	1,221	787,833
3.50%, 04/01/51 (Call 10/01/50)(a)	416	286,566
3.70%, 04/15/46 (Call 10/15/45)	939	707,563
4.05%, 05/03/47 (Call 11/03/46)	1,027	808,480
4.25%, 04/01/52 (Call 10/01/51)	965	772,005
4.38%, 09/15/45 (Call 03/15/45)(a)	329	268,164
4.45%, 04/01/62 (Call 10/01/61)	820	643,605
4.55%, 04/05/49 (Call 10/05/48)	432	361,083
4.65%, 04/15/42 (Call 10/15/41)(a)	524	459,589
5.00%, 04/15/40 (Call 10/15/39)	285	262,762
5.00%, 09/15/43 (Call 03/15/43)(a)	30	27,726
5.13%, 04/15/50 (Call 10/15/49)	250	232,100
5.15%, 07/01/33 (Call 04/01/33)	400	399,078
5.50%, 10/15/35(a)	482	487,723
5.63%, 04/15/53 (Call 10/15/52)(a)	1,045	1,020,309
5.75%, 07/01/53 (Call 01/01/53)	150	148,647
5.80%, 10/15/36	130	131,600
5.80%, 09/15/62 (Call 03/15/62)	670	648,369
5.85%, 04/01/63 (Call 10/01/62)	545	530,334
McDonald’s Corp.
3.63%, 05/01/43	346	273,351
3.63%, 09/01/49 (Call 03/01/49)	1,143	879,775
3.70%, 02/15/42	533	429,260
4.20%, 04/01/50 (Call 10/01/49)	559	474,428
4.45%, 03/01/47 (Call 09/01/46)	760	670,975
4.45%, 09/01/48 (Call 03/01/48)	601	531,025
4.60%, 05/26/45 (Call 11/26/44)	524	469,813
4.70%, 12/09/35 (Call 06/09/35)	206	200,691
4.88%, 07/15/40(a)	284	269,775
4.88%, 12/09/45 (Call 06/09/45)	1,141	1,074,533
Security	Par (000)	Value

Retail (continued)
5.15%, 09/09/52 (Call 03/09/52)(a)	$445	$435,304
5.70%, 02/01/39	208	214,138
6.30%, 10/15/37	613	681,825
6.30%, 03/01/38	557	617,179
Starbucks Corp.
3.35%, 03/12/50 (Call 09/12/49)	252	182,228
3.50%, 11/15/50 (Call 05/15/50)	881	658,771
3.75%, 12/01/47 (Call 06/01/47)	350	273,508
4.30%, 06/15/45 (Call 12/15/44)(a)	467	403,209
4.45%, 08/15/49 (Call 02/15/49)	683	596,114
4.50%, 11/15/48 (Call 05/15/48)	760	668,154
Target Corp.
2.95%, 01/15/52 (Call 07/15/51)	785	545,497
3.63%, 04/15/46(a)	527	424,657
3.90%, 11/15/47 (Call 05/15/47)	488	407,684
4.00%, 07/01/42(a)	510	454,250
4.80%, 01/15/53 (Call 07/15/52)	620	583,430
6.50%, 10/15/37	531	609,487
7.00%, 01/15/38	455	545,631
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)(a)	213	198,398
TJX Companies Inc. (The), 4.50%, 04/15/50 (Call 10/15/49)(a)	274	252,748
Walgreen Co., 4.40%, 09/15/42	250	192,747
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (Call 10/15/49)	945	688,716
4.65%, 06/01/46 (Call 12/01/45)(a)	175	143,535
4.80%, 11/18/44 (Call 05/18/44)	300	250,028
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)(a)	1,035	759,325
2.65%, 09/22/51 (Call 03/22/51)	1,090	761,940
2.95%, 09/24/49 (Call 03/24/49)	395	289,864
3.63%, 12/15/47 (Call 06/15/47)(a)	405	337,748
3.95%, 06/28/38 (Call 12/28/37)	625	581,619
4.00%, 04/11/43 (Call 10/11/42)	410	366,914
4.05%, 06/29/48 (Call 12/29/47)	1,140	1,040,057
4.30%, 04/22/44 (Call 10/22/43)(a)	245	227,379
4.50%, 09/09/52 (Call 03/09/52)	890	852,036
4.50%, 04/15/53	1,050	1,006,346
4.88%, 07/08/40	200	197,747
5.00%, 10/25/40(a)	300	304,195
5.25%, 09/01/35	1,240	1,337,847
5.63%, 04/01/40(a)	365	395,334
5.63%, 04/15/41	40	43,816
6.20%, 04/15/38	650	752,661
6.50%, 08/15/37	435	514,918
		51,701,194
Semiconductors — 2.4%
Advanced Micro Devices Inc., 4.39%, 06/01/52 (Call 12/01/51)	330	298,766
Analog Devices Inc.
2.80%, 10/01/41 (Call 04/01/41)	535	396,546
2.95%, 10/01/51 (Call 04/01/51)	703	492,918
5.30%, 12/15/45 (Call 06/15/45)(a)	230	229,074
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)(a)	616	430,489
4.35%, 04/01/47 (Call 10/01/46)(a)	657	608,504
5.10%, 10/01/35 (Call 04/01/35)	374	382,214
5.85%, 06/15/41	381	413,421
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(b)	2,278	1,736,718

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.19%, 11/15/36 (Call 08/15/36)(b)	$1,925	$1,440,522
3.47%, 04/15/34 (Call 01/15/34)(b)	2,292	1,870,173
3.50%, 02/15/41 (Call 08/15/40)(b)	2,279	1,686,722
3.75%, 02/15/51 (Call 08/15/50)(a)(b)	1,214	875,955
4.93%, 05/15/37 (Call 02/15/37)(a)(b)	1,764	1,586,478
Foundry JV Holdco LLC, 5.88%, 01/25/34 (Call 10/25/33)(b)	210	207,435
Intel Corp.
2.80%, 08/12/41 (Call 02/12/41)	595	418,141
3.05%, 08/12/51 (Call 02/12/51)	895	587,908
3.10%, 02/15/60 (Call 08/15/59)(a)	703	434,030
3.20%, 08/12/61 (Call 02/12/61)	500	316,457
3.25%, 11/15/49 (Call 05/15/49)	1,421	970,184
3.73%, 12/08/47 (Call 06/08/47)	1,366	1,041,233
4.10%, 05/19/46 (Call 11/19/45)	886	724,324
4.10%, 05/11/47 (Call 11/11/46)	589	480,305
4.25%, 12/15/42(a)	390	330,000
4.60%, 03/25/40 (Call 09/25/39)(a)	419	384,613
4.75%, 03/25/50 (Call 09/25/49)	1,584	1,392,007
4.80%, 10/01/41	443	406,494
4.90%, 07/29/45 (Call 01/29/45)	526	508,938
4.90%, 08/05/52 (Call 02/05/52)	1,295	1,165,881
4.95%, 03/25/60 (Call 09/25/59)(a)	713	634,640
5.05%, 08/05/62 (Call 02/05/62)	635	564,248
5.63%, 02/10/43 (Call 08/10/42)	740	739,859
5.70%, 02/10/53 (Call 08/10/52)	1,405	1,387,927
5.90%, 02/10/63 (Call 08/10/62)	896	891,823
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	549	406,679
4.95%, 07/15/52 (Call 01/15/52)(a)	885	854,176
5.00%, 03/15/49 (Call 09/15/48)	296	280,798
5.25%, 07/15/62 (Call 01/15/62)	697	681,654
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)(a)	518	356,048
3.13%, 06/15/60 (Call 12/15/59)	498	331,852
4.88%, 03/15/49 (Call 09/15/48)	539	514,546
Micron Technology Inc.
3.37%, 11/01/41 (Call 05/01/41)	420	287,240
3.48%, 11/01/51 (Call 05/01/51)	456	292,510
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	776	656,820
3.50%, 04/01/50 (Call 10/01/49)	1,346	1,079,704
3.70%, 04/01/60 (Call 10/01/59)	368	290,359
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42 (Call 08/15/41)	370	254,485
3.25%, 05/11/41 (Call 11/11/40)	692	494,737
3.25%, 11/30/51 (Call 05/30/51)(a)	345	224,552
QUALCOMM Inc.
3.25%, 05/20/50 (Call 11/20/49)(a)	397	293,365
4.30%, 05/20/47 (Call 11/20/46)(a)	1,043	923,639
4.50%, 05/20/52 (Call 11/20/51)	665	591,552
4.65%, 05/20/35 (Call 11/20/34)(a)	586	582,189
4.80%, 05/20/45 (Call 11/20/44)(a)	1,104	1,052,698
6.00%, 05/20/53 (Call 11/20/52)	955	1,033,603
Texas Instruments Inc.
2.70%, 09/15/51 (Call 03/15/51)	374	253,861
3.88%, 03/15/39 (Call 09/15/38)	509	449,172
4.10%, 08/16/52 (Call 02/16/52)(a)	405	350,774
4.15%, 05/15/48 (Call 11/15/47)	1,077	956,352
5.00%, 03/14/53 (Call 09/14/52)	450	449,031
Security	Par (000)	Value

Semiconductors (continued)
5.05%, 05/18/63	$620	$606,303
TSMC Arizona Corp.
3.13%, 10/25/41 (Call 04/25/41)(a)	290	229,046
3.25%, 10/25/51 (Call 04/25/51)	875	661,396
4.50%, 04/22/52 (Call 10/22/51)(a)	775	737,779
		42,211,867
Software — 2.8%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	1,161	732,941
4.50%, 06/15/47 (Call 12/15/46)	298	270,204
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	378	252,787
Fidelity National Information Services Inc.
3.10%, 03/01/41 (Call 09/01/40)	573	394,009
4.50%, 08/15/46 (Call 02/15/46)	165	131,789
5.63%, 07/15/52 (Call 01/15/52)(a)	395	372,484
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	200	157,867
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	1,508	1,246,059
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)(a)	4,422	3,043,887
2.68%, 06/01/60 (Call 12/01/59)	2,556	1,708,708
2.92%, 03/17/52 (Call 09/17/51)	4,738	3,505,906
3.04%, 03/17/62 (Call 09/17/61)	1,411	1,022,342
3.45%, 08/08/36 (Call 02/08/36)	1,315	1,202,340
3.50%, 02/12/35 (Call 08/12/34)(a)	1,212	1,144,378
3.50%, 11/15/42	467	403,667
3.70%, 08/08/46 (Call 02/08/46)	1,139	993,315
3.75%, 02/12/45 (Call 08/12/44)(a)	432	388,607
3.95%, 08/08/56 (Call 02/08/56)	291	261,024
4.00%, 02/12/55 (Call 08/12/54)(a)	86	77,414
4.10%, 02/06/37 (Call 08/06/36)	636	621,424
4.20%, 11/03/35 (Call 05/03/35)	525	522,898
4.25%, 02/06/47 (Call 08/06/46)(a)	824	798,459
4.45%, 11/03/45 (Call 05/03/45)(a)	980	969,723
4.50%, 10/01/40(a)	535	533,082
4.50%, 02/06/57 (Call 08/06/56)	460	455,960
4.75%, 11/03/55 (Call 05/03/55)	150	150,779
5.20%, 06/01/39	136	147,116
5.30%, 02/08/41(a)	425	466,819
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	2,141	1,621,048
3.60%, 04/01/50 (Call 10/01/49)	3,232	2,230,611
3.65%, 03/25/41 (Call 09/25/40)	1,594	1,203,200
3.80%, 11/15/37 (Call 05/15/37)	1,384	1,124,470
3.85%, 07/15/36 (Call 01/15/36)	968	806,107
3.85%, 04/01/60 (Call 10/01/59)	2,441	1,645,893
3.90%, 05/15/35 (Call 11/15/34)	965	826,533
3.95%, 03/25/51 (Call 09/25/50)	2,300	1,686,842
4.00%, 07/15/46 (Call 01/15/46)	2,103	1,575,781
4.00%, 11/15/47 (Call 05/15/47)	1,728	1,287,432
4.10%, 03/25/61 (Call 09/25/60)	1,259	896,871
4.13%, 05/15/45 (Call 11/15/44)	1,516	1,168,932
4.30%, 07/08/34 (Call 01/08/34)	1,233	1,110,750
4.38%, 05/15/55 (Call 11/15/54)(a)	919	710,397
4.50%, 07/08/44 (Call 01/08/44)	713	583,734
5.38%, 07/15/40	1,630	1,553,338
5.55%, 02/06/53 (Call 08/06/52)	1,155	1,078,584
6.13%, 07/08/39	902	925,370
6.50%, 04/15/38	956	1,021,536
6.90%, 11/09/52 (Call 05/09/52)	1,795	1,953,622

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
salesforce.com Inc.
2.70%, 07/15/41 (Call 01/15/41)	$1,109	$800,595
2.90%, 07/15/51 (Call 01/15/51)	1,394	957,453
3.05%, 07/15/61 (Call 01/15/61)	955	629,126
		49,374,213
Telecommunications — 6.0%
America Movil SAB de CV
4.38%, 07/16/42(a)	537	469,828
4.38%, 04/22/49 (Call 10/22/48)(a)	574	499,898
6.13%, 11/15/37	356	383,577
6.13%, 03/30/40	1,501	1,597,335
6.38%, 03/01/35(a)	1,057	1,148,819
AT&T Inc.
2.55%, 12/01/33 (Call 09/01/33)	2,851	2,240,389
3.10%, 02/01/43 (Call 08/01/42)(a)	326	232,476
3.30%, 02/01/52 (Call 08/01/51)(a)	714	493,224
3.50%, 06/01/41 (Call 12/01/40)	1,712	1,306,483
3.50%, 09/15/53 (Call 03/15/53)	5,068	3,518,219
3.50%, 02/01/61 (Call 08/01/60)(a)	505	345,938
3.55%, 09/15/55 (Call 03/15/55)	5,093	3,503,891
3.65%, 06/01/51 (Call 12/01/50)	2,050	1,486,912
3.65%, 09/15/59 (Call 03/15/59)	4,555	3,119,677
3.80%, 12/01/57 (Call 06/01/57)	4,341	3,088,633
3.85%, 06/01/60 (Call 12/01/59)	1,138	813,812
4.30%, 12/15/42 (Call 06/15/42)	983	826,863
4.35%, 06/15/45 (Call 12/15/44)	755	624,096
4.50%, 05/15/35 (Call 11/15/34)	1,804	1,662,463
4.50%, 03/09/48 (Call 09/09/47)	1,235	1,034,298
4.55%, 03/09/49 (Call 09/09/48)	679	569,366
4.65%, 06/01/44 (Call 12/01/43)	460	399,041
4.75%, 05/15/46 (Call 11/15/45)	1,349	1,171,120
4.80%, 06/15/44 (Call 12/15/43)	245	214,089
4.85%, 03/01/39 (Call 09/01/38)	706	649,779
4.85%, 07/15/45 (Call 01/15/45)	143	125,295
4.90%, 08/15/37 (Call 02/14/37)	374	352,260
5.15%, 03/15/42(a)	294	274,270
5.15%, 11/15/46 (Call 05/15/46)	565	523,231
5.15%, 02/15/50 (Call 08/14/49)	647	600,449
5.25%, 03/01/37 (Call 09/01/36)	771	757,656
5.35%, 09/01/40(a)	498	479,664
5.40%, 02/15/34	940	941,678
5.45%, 03/01/47 (Call 09/01/46)(a)	395	376,467
5.55%, 08/15/41	97	94,905
5.65%, 02/15/47 (Call 08/15/46)(a)	585	569,284
5.70%, 03/01/57 (Call 09/01/56)	270	263,682
6.00%, 08/15/40 (Call 05/15/40)	305	311,530
6.15%, 09/15/34	65	66,283
6.30%, 01/15/38	184	195,178
6.38%, 03/01/41	276	290,705
6.55%, 02/15/39	285	304,810
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)(a)	460	342,801
4.30%, 07/29/49 (Call 01/29/49)	426	350,073
4.46%, 04/01/48 (Call 10/01/47)	1,045	895,149
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	344	258,842
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)(a)	471	320,029
British Telecommunications PLC, 4.25%, 11/08/49 (Call 05/08/49)(b)	206	151,825
Security	Par (000)	Value

Telecommunications (continued)
Cisco Systems Inc.
5.50%, 01/15/40	$1,424	$1,500,722
5.90%, 02/15/39	1,471	1,617,977
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	537	396,933
4.38%, 11/15/57 (Call 05/15/57)	573	458,685
4.70%, 03/15/37	325	303,768
4.75%, 03/15/42(a)	491	448,322
5.35%, 11/15/48 (Call 05/15/48)	162	155,392
5.45%, 11/15/79 (Call 05/19/79)	749	662,590
5.75%, 08/15/40	395	399,096
5.85%, 11/15/68 (Call 05/15/68)	119	112,821
7.25%, 08/15/36 (Call 08/15/26)	260	271,114
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)(b)	891	671,164
Deutsche Telekom International Finance BV
4.75%, 06/21/38 (Call 12/21/37)(b)	439	405,660
4.88%, 03/06/42(b)	742	689,349
Juniper Networks Inc., 5.95%, 03/15/41	321	312,396
Motorola Solutions Inc., 5.50%, 09/01/44	277	258,125
Nokia OYJ, 6.63%, 05/15/39(a)	380	366,517
Ooredoo International Finance Ltd., 4.50%, 01/31/43(b)	368	354,675
Orange SA
5.38%, 01/13/42	940	934,583
5.50%, 02/06/44 (Call 08/06/43)	219	224,258
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)	648	455,272
4.30%, 02/15/48 (Call 08/15/47)	561	434,027
4.35%, 05/01/49 (Call 11/01/48)(a)	916	718,214
4.50%, 03/15/42 (Call 09/15/41)(b)	555	459,835
4.50%, 03/15/43 (Call 09/15/42)	261	214,707
4.55%, 03/15/52 (Call 09/15/51)(a)(b)	1,310	1,040,302
5.00%, 03/15/44 (Call 09/15/43)(a)	673	592,449
5.45%, 10/01/43 (Call 04/01/43)	491	451,872
7.50%, 08/15/38	460	510,964
SES Global Americas Holdings Inc., 5.30%, 03/25/44(b)	509	380,843
SES SA, 5.30%, 04/04/43(b)	165	119,140
Telefonica Emisiones SA
4.67%, 03/06/38(a)	369	311,237
4.90%, 03/06/48	997	803,415
5.21%, 03/08/47	1,669	1,409,748
5.52%, 03/01/49 (Call 09/01/48)	956	832,861
7.05%, 06/20/36	1,633	1,783,256
TELUS Corp.
4.30%, 06/15/49 (Call 12/15/48)	401	324,715
4.60%, 11/16/48 (Call 05/16/48)	528	452,061
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)(a)	1,715	1,238,666
3.30%, 02/15/51 (Call 08/15/50)	2,035	1,406,690
3.40%, 10/15/52 (Call 04/15/52)	1,990	1,394,119
3.60%, 11/15/60 (Call 05/15/60)	1,325	917,477
4.38%, 04/15/40 (Call 10/15/39)	1,487	1,305,612
4.50%, 04/15/50 (Call 10/15/49)	2,153	1,835,305
5.05%, 07/15/33 (Call 04/15/33)	50	49,302
5.65%, 01/15/53 (Call 07/15/52)	1,125	1,123,445
5.75%, 01/15/54	2,010	2,039,044
5.80%, 09/15/62 (Call 03/15/62)	539	539,568
Verizon Communications Inc.
2.65%, 11/20/40 (Call 05/20/40)	2,291	1,572,670
2.85%, 09/03/41 (Call 03/03/41)	986	692,756

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.88%, 11/20/50 (Call 05/20/50)	$1,916	$1,222,728
2.99%, 10/30/56 (Call 04/30/56)	2,564	1,583,721
3.00%, 11/20/60 (Call 05/20/60)	1,423	872,364
3.40%, 03/22/41 (Call 09/22/40)	2,474	1,888,229
3.55%, 03/22/51 (Call 09/22/50)	3,001	2,183,677
3.70%, 03/22/61 (Call 09/22/60)	2,218	1,580,976
3.85%, 11/01/42 (Call 05/01/42)	652	521,543
3.88%, 03/01/52 (Call 09/01/51)	780	600,108
4.00%, 03/22/50 (Call 09/22/49)	1,092	872,980
4.13%, 08/15/46(a)	570	467,077
4.27%, 01/15/36	1,337	1,205,019
4.40%, 11/01/34 (Call 05/01/34)	1,377	1,276,122
4.50%, 08/10/33	1,102	1,041,263
4.52%, 09/15/48	927	802,147
4.67%, 03/15/55	559	483,761
4.75%, 11/01/41	425	392,013
4.81%, 03/15/39	815	757,734
4.86%, 08/21/46(a)	1,663	1,518,136
5.01%, 04/15/49(a)	465	430,801
5.01%, 08/21/54	220	201,731
5.25%, 03/16/37	644	637,395
5.50%, 03/16/47	361	356,823
5.85%, 09/15/35(a)	350	361,410
6.40%, 09/15/33	60	64,149
6.55%, 09/15/43	622	686,124
Vodafone Group PLC
4.25%, 09/17/50(a)	1,020	803,111
4.38%, 02/19/43	1,030	848,563
4.88%, 06/19/49	1,361	1,171,687
5.00%, 05/30/38(a)	265	252,986
5.13%, 06/19/59	352	305,662
5.25%, 05/30/48(a)	736	682,654
5.63%, 02/10/53 (Call 08/10/52)(a)	635	606,413
5.75%, 02/10/63 (Call 08/10/62)	352	333,442
6.15%, 02/27/37	1,394	1,452,205
Xiaomi Best Time International Ltd., 4.10%, 07/14/51 (Call 01/14/51)(b)	210	123,628
		104,788,393
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)(a)	167	143,991
6.35%, 03/15/40	392	395,872
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	150	124,796
6.20%, 10/01/40	150	131,799
		796,458
Transportation — 3.4%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	451	304,926
3.05%, 02/15/51 (Call 08/15/50)	447	312,962
3.30%, 09/15/51 (Call 03/15/51)	666	488,054
3.55%, 02/15/50 (Call 08/15/49)	585	460,055
3.90%, 08/01/46 (Call 02/01/46)	537	442,439
4.05%, 06/15/48 (Call 12/15/47)	533	450,398
4.13%, 06/15/47 (Call 12/15/46)	545	466,291
4.15%, 04/01/45 (Call 10/01/44)	673	580,424
4.15%, 12/15/48 (Call 06/15/48)	642	550,193
4.38%, 09/01/42 (Call 03/01/42)	420	377,904
4.40%, 03/15/42 (Call 09/15/41)	428	384,629
4.45%, 03/15/43 (Call 09/15/42)	488	440,523
Security	Par (000)	Value

Transportation (continued)
4.45%, 01/15/53 (Call 07/15/52)(a)	$680	$616,903
4.55%, 09/01/44 (Call 03/01/44)(a)	588	535,393
4.70%, 09/01/45 (Call 03/01/45)	440	406,896
4.90%, 04/01/44 (Call 10/01/43)	710	676,140
4.95%, 09/15/41 (Call 03/15/41)	203	195,430
5.05%, 03/01/41 (Call 09/01/40)	363	355,789
5.15%, 09/01/43 (Call 03/01/43)	486	479,186
5.40%, 06/01/41 (Call 12/01/40)	337	339,432
5.75%, 05/01/40 (Call 11/01/39)	774	811,919
6.15%, 05/01/37	520	575,668
6.20%, 08/15/36	220	243,224
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	470	294,273
3.20%, 08/02/46 (Call 02/02/46)	342	252,058
3.50%, 11/15/42 (Call 05/15/42)	195	147,086
3.65%, 02/03/48 (Call 08/03/47)	463	373,802
4.40%, 08/05/52 (Call 02/05/52)	510	462,535
4.45%, 01/20/49 (Call 07/20/48)	361	327,040
4.50%, 11/07/43 (Call 05/07/43)	130	113,839
6.20%, 06/01/36	475	526,458
6.25%, 08/01/34(a)	425	472,795
6.38%, 11/15/37	266	300,977
6.71%, 07/15/36	167	187,213
Canadian Pacific Railway Co.
3.00%, 12/02/41 (Call 06/02/41)(a)	766	628,474
3.10%, 12/02/51 (Call 06/02/51)	1,250	865,823
3.50%, 05/01/50	405	306,215
4.20%, 11/15/69	426	331,130
4.30%, 05/15/43(a)	316	274,432
4.70%, 05/01/48	377	338,329
4.80%, 09/15/35 (Call 03/15/35)	190	187,618
4.80%, 08/01/45 (Call 02/01/45)	486	455,475
4.95%, 08/15/45(a)	317	293,919
5.75%, 01/15/42	380	386,237
5.95%, 05/15/37	391	413,873
6.13%, 09/15/2115 (Call 03/15/2115)	409	414,444
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)	288	179,951
3.35%, 09/15/49 (Call 03/15/49)	520	376,468
3.80%, 11/01/46 (Call 05/01/46)	593	471,463
3.80%, 04/15/50 (Call 10/15/49)	442	346,474
3.95%, 05/01/50 (Call 11/01/49)	367	295,561
4.10%, 03/15/44 (Call 09/15/43)	657	561,228
4.25%, 11/01/66 (Call 05/01/66)	438	354,331
4.30%, 03/01/48 (Call 09/01/47)	617	527,687
4.40%, 03/01/43 (Call 09/01/42)	197	171,892
4.50%, 03/15/49 (Call 09/15/48)	379	332,954
4.50%, 11/15/52 (Call 05/15/52)	655	581,783
4.50%, 08/01/54 (Call 02/01/54)	231	199,647
4.65%, 03/01/68 (Call 09/01/67)	295	257,369
4.75%, 05/30/42 (Call 11/30/41)	426	391,319
4.75%, 11/15/48 (Call 05/15/48)	469	425,978
5.50%, 04/15/41 (Call 10/15/40)	347	347,465
6.00%, 10/01/36	359	382,008
6.15%, 05/01/37	521	565,131
6.22%, 04/30/40	474	510,999
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50 (Call 02/18/50)(b)	295	182,162
3.83%, 09/14/61 (Call 03/14/61)(b)	320	214,109

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Empresa de Transporte de Pasajeros Metro SA
3.69%, 09/13/61 (Call 03/13/61)(b)	$515	$339,900
4.70%, 05/07/50 (Call 11/07/49)(b)	708	585,870
5.00%, 01/25/47 (Call 07/25/46)(b)	282	248,104
ENA Master Trust, 4.00%, 05/19/48 (Call 02/19/48)(b)	15	11,250
FedEx Corp.
3.25%, 05/15/41 (Call 11/15/40)	597	440,702
3.88%, 08/01/42	487	386,720
3.90%, 02/01/35	229	200,817
4.05%, 02/15/48 (Call 08/15/47)	756	593,954
4.10%, 04/15/43	592	474,100
4.10%, 02/01/45	396	318,193
4.40%, 01/15/47 (Call 07/15/46)	600	498,565
4.50%, 02/01/65(a)	159	121,558
4.55%, 04/01/46 (Call 10/01/45)	1,048	883,810
4.75%, 11/15/45 (Call 05/15/45)	757	659,607
4.90%, 01/15/34	145	141,633
4.95%, 10/17/48 (Call 04/17/48)	626	563,898
5.10%, 01/15/44	535	490,094
5.25%, 05/15/50 (Call 11/15/49)(a)	907	858,936
Norfolk Southern Corp.
2.90%, 08/25/51 (Call 02/25/51)	481	308,671
3.05%, 05/15/50 (Call 11/15/49)(a)	563	380,576
3.16%, 05/15/55 (Call 11/15/54)	630	421,291
3.40%, 11/01/49 (Call 05/01/49)	337	240,452
3.70%, 03/15/53 (Call 09/15/52)	345	259,744
3.94%, 11/01/47 (Call 05/01/47)	551	440,670
3.95%, 10/01/42 (Call 04/01/42)	455	375,099
4.05%, 08/15/52 (Call 02/15/52)	564	458,645
4.10%, 05/15/49 (Call 11/15/48)	334	271,221
4.10%, 05/15/2121 (Call 11/15/2120)	290	198,806
4.15%, 02/28/48 (Call 08/28/47)(a)	515	421,909
4.45%, 06/15/45 (Call 12/15/44)	370	318,302
4.55%, 06/01/53 (Call 12/01/52)(a)	825	722,645
4.65%, 01/15/46 (Call 07/15/45)	456	403,312
4.80%, 08/15/43 (Call 02/15/43)	180	155,176
4.84%, 10/01/41	490	447,998
5.10%, 12/31/49 (Call 02/01/2118)	5	4,251
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(b)	315	296,575
Polar Tankers Inc., 5.95%, 05/10/37(b)	737	758,937
TTX Co.
3.90%, 02/01/45 (Call 08/01/44)(b)	240	194,598
4.20%, 07/01/46 (Call 01/01/46)(b)	355	298,972
4.60%, 02/01/49 (Call 08/01/48)(b)	340	298,610
4.65%, 06/15/44(b)	70	61,493
5.65%, 12/01/52 (Call 06/01/52)(a)(b)	300	312,723
Union Pacific Corp.
2.89%, 04/06/36 (Call 01/06/36)	420	338,114
2.95%, 03/10/52 (Call 09/10/51)(a)	972	663,033
2.97%, 09/16/62 (Call 03/16/62)	810	515,640
3.20%, 05/20/41 (Call 11/20/40)	688	536,094
3.25%, 02/05/50 (Call 08/05/49)	1,172	862,863
3.35%, 08/15/46 (Call 02/15/46)	239	176,546
3.38%, 02/01/35 (Call 08/01/34)	241	208,150
3.38%, 02/14/42 (Call 08/14/41)	320	254,867
3.50%, 02/14/53 (Call 08/14/52)	870	662,738
3.55%, 08/15/39 (Call 02/15/39)	387	321,941
3.55%, 05/20/61 (Call 11/20/60)	415	301,322
3.60%, 09/15/37 (Call 03/15/37)	267	229,765
3.75%, 02/05/70 (Call 08/05/69)	515	385,247
Security	Par (000)	Value

Transportation (continued)
3.80%, 10/01/51 (Call 04/01/51)	$698	$564,713
3.80%, 04/06/71 (Call 10/06/70)	611	463,417
3.84%, 03/20/60 (Call 09/20/59)	1,348	1,048,480
3.85%, 02/14/72 (Call 08/14/71)	315	239,753
3.88%, 02/01/55 (Call 08/01/54)	285	227,615
3.95%, 08/15/59 (Call 02/15/59)	345	273,938
4.00%, 04/15/47 (Call 10/15/46)	490	406,239
4.05%, 11/15/45 (Call 05/15/45)	391	327,495
4.05%, 03/01/46 (Call 09/01/45)	445	370,631
4.10%, 09/15/67 (Call 03/15/67)	309	249,527
4.30%, 03/01/49 (Call 09/01/48)	473	408,503
4.50%, 09/10/48 (Call 03/10/48)	395	345,534
4.95%, 09/09/52 (Call 03/09/52)(a)	395	387,891
4.96%, 05/15/53 (Call 11/15/52)	450	437,706
5.15%, 01/20/63 (Call 07/20/62)(a)	280	276,323
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	335	261,645
3.40%, 09/01/49 (Call 03/01/49)(a)	337	262,894
3.63%, 10/01/42	485	398,494
3.75%, 11/15/47 (Call 05/15/47)	824	680,717
4.25%, 03/15/49 (Call 09/15/48)	533	471,415
4.88%, 11/15/40 (Call 05/15/40)(a)	355	346,987
5.05%, 03/03/53 (Call 09/03/52)	905	904,016
5.20%, 04/01/40 (Call 10/01/39)	351	357,238
5.30%, 04/01/50 (Call 10/01/49)(a)	852	886,030
6.20%, 01/15/38	1,086	1,214,882
		59,661,592
Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	379	231,351
4.50%, 03/30/45 (Call 09/30/44)(a)	140	109,503
5.20%, 03/15/44 (Call 09/15/43)	224	196,309
5.45%, 09/15/33	200	196,994
		734,157
Water — 0.2%
American Water Capital Corp.
3.25%, 06/01/51 (Call 12/01/50)(a)	350	249,723
3.45%, 05/01/50 (Call 11/01/49)	380	280,224
3.75%, 09/01/47 (Call 03/01/47)	484	378,613
4.00%, 12/01/46 (Call 06/01/46)	275	218,409
4.15%, 06/01/49 (Call 12/01/48)	400	333,005
4.20%, 09/01/48 (Call 03/01/48)	539	444,474
4.30%, 12/01/42 (Call 06/01/42)	271	237,703
4.30%, 09/01/45 (Call 03/01/45)(a)	116	99,570
6.59%, 10/15/37	532	596,981
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	381	262,706
4.28%, 05/01/49 (Call 11/01/48)	360	290,325
5.30%, 05/01/52 (Call 11/01/51)	365	342,087
		3,733,820

Total Corporate Bonds & Notes — 98.3%
(Cost: $2,146,263,980)		1,723,550,835

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Foreign Government Obligations(f)

South Korea — 0.0%
Korea Electric Power Corp., 5.13%, 04/23/34(a)(b)	$300	$305,758

Total Foreign Government Obligations — 0.0% (Cost: $313,280)		305,758

Total Long-Term Investments — 98.3% (Cost: $2,146,577,260)		1,723,856,593

Short-Term Securities

Money Market Funds — 8.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(g)(h)(i)	151,141	151,171,712
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(g)(h)	1,040	1,040,000

Total Short-Term Securities — 8.7% (Cost: $152,166,767)		152,211,712

Total Investments — 107.0% (Cost: $2,298,744,027)		1,876,068,305

Liabilities in Excess of Other Assets — (7.0)%		(122,224,488)

Net Assets — 100.0%		$1,753,843,817

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)	Zero-coupon bond.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$124,087,027	$27,141,222	(a)	$—		$(7,371)	$(49,166)	$151,171,712	151,141	$154,390	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,420,000	—		(13,380,000	)(a)	—	—	1,040,000	1,040	101,606		—
						$(7,371)	$(49,166)	$152,211,712		$255,996		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,723,550,835	$—	$1,723,550,835
Foreign Government Obligations	—	305,758	—	305,758
Short-Term Securities
Money Market Funds	152,211,712	—	—	152,211,712
	$152,211,712	$1,723,856,593	$—	$1,876,068,305

Portfolio Abbreviation

CMT	Constant Maturity Treasury	REIT	Real Estate Investment Trust
JSC	Joint Stock Company	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company